As filed with the Securities and Exchange Commission on April 23, 1997

                         Registration No.  33-22925
                                           811-5279

                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D. C.  20549

                                 FORM N-4

               REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. __

                      Post-Effective Amendment No. 16

                                 and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 18


                CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                        (Exact Name of Registrant)

                  CHARTER NATIONAL LIFE INSURANCE COMPANY
                           (Name of Depositor)

             8301 Maryland Avenue  St. Louis, Missouri   63105
          (Address of Depositor's Principal Executive Offices)

                              (314)  725-7575
           (Depositor's Telephone Number, including Area Code)

                            Richard G. Petitt
                  Charter National Life Insurance Company
                           8301 Maryland Avenue
                        St. Louis, Missouri  63105
                  (Name and Address of Agent for Service)


                                Copy to:
                           Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan, L.L.P.
                      1275 Pennsylvania Avenue, N. W.
                       Washington, D. C.  20004-2404

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on May 1, 1997 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(i)
___  on              pursuant to paragraph (a)(i)
___  75 days after filing pursuant to paragraph (a)(ii)
___  on __________   pursuant to paragraph (a)(ii) of Rule 485


If appropriate check the following box:

______ this Post-Effective Amendment designates a new effective date for a previously filed Post Effective Amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933. The Registrant filed the Rule 24f-2 Notice for the year ended December 31, 1996 on February 21, 1997.

                           Cross Reference Sheet
                           Pursuant to Rule 481


            Showing Location in Part A (Prospectus) and Part B
                 (Statement of Additional Information) of
        Registration Statement of Information Required by Form N-4


PART A

Item of Form N-4                        Prospectus Caption

1.   Cover Page                         Cover Page
2.   Definitions                        Definitions
3.   Synopsis or Highlights             Summary; Fee Table
4.   Condensed Financial
     Information                        Condensed Financial Information;
                                        Calculation of Yields and Total
                                        Returns; Other Performance Data
5.   General Description of Registrant,
     Depositor, and Portfolio Companies
     (a)  Depositor                     Charter National Life Insurance
                                        Company
     (b)  Registrant                    Summary; Charter National
                                        Variable Annuity Account
     (c)  Portfolio Company             Summary; Scudder Variable Life
                                        Investment Fund
     (d)  Fund Prospectus               Scudder Variable Life Investment
                                        Fund
     (e)  Voting Rights                 Voting Rights
     (f)  Administrators                Records and Reports; Written
                                        Notices and Requests; Owner
                                        Inquiries
6.   Deductions and Expenses            Summary; Charges and Deductions
     (a)  General                       Summary; Mortality and Expense
                                        Risk Charge; Contract
                                        Administration Charge; Records
                                        Maintenance Charge; Premium
                                        Taxes; Other Taxes; Transfer
                                        Charges
     (b)  Sales Load                    Summary; Charges and Deductions
     (c)  Special Purchase Plan         Employment-Related Benefit Plans
     (d)  Commissions                   Distribution of the Contract
     (e)  Expenses - Registrant         Summary; Other Taxes
     (f)  Fund Expenses                 Summary; Scudder Variable Life
                                        Investment Fund; Charges Against
                                        the Fund
     (g)  Organizational Expenses       N/A

Item of Form N-4                        Prospectus Caption

7.   General Description of Variable
     Annuity Contracts
     (a)  Persons with Rights           Summary; The Contract;
                                        Distributions Under the Contract;
                                        Voting Rights
     (b)  (I) Allocation of
              Premium Payments          Summary; Allocation of Payments
          (ii) Transfers                Summary; Transfers
          (iii)Exchanges                N/A
     (c)  Changes                       Addition, Deletion, or Substitution
                                        of Investments; The Contract
     (d)  Inquiries                     Records and Reports; Written
                                        Notices and Requests; Owner
                                        Inquiries
8.   Annuity Period                     Summary; Annuity Payments;
                                        Maturity Date; Annuity Income
                                        Options; State Exception
9.   Death Benefit                      Summary; Death Benefit; Death of
                                        Owner; Employment-Related Benefit
                                        Plans; Annuity Income Options
10.  Purchases and Contract Value
     (a)  Purchases                     Contract Application and Issuance
                                        of Contracts; Payments; Allocation
                                        of Payments; Account Value;
                                        Contract Ownership
     (b)  Valuation                     Account Value
     (c)  Daily Calculation             Account Value
     (d)  Underwriter                   Distribution of the Contract
11.  Redemptions
     (a)  By Owner                      Summary; Full and Partial
                                        Surrender Privileges; Death
                                        Benefit; Annuity Payments;
                                        Annuity Income Options
     (b)  Texas ORP                     N/A
     (c)  Check Delay                   Deferment of Payment and Transfers
     (d)  Lapse                         Contract Expiration
     (e)  Free Look                     Examination Period
12.  Taxes                              Summary; Certain Federal Income
                                        Tax Consequences
13.  Legal Proceedings                  Legal Proceedings
14.  Table of Contents of the Statement
     of Additional Information          Index to Statement of Additional
                                        Information
PART B
                                        Statement of Additional
Item of Form N-4                        Information Caption

15.  Cover Page                         Cover Page
16.  Table of Contents                  Table of Contents

                                        Statement of Additional
Item of Form N-4                        Information Caption

17.  General Information and History    State Regulation of Charter
18.  Services
     (a)  Fees and Expenses
          of Registrant                 N/A
     (b)  Management Contracts          N/A
     (c)  Custodian                     Safekeeping of the Variable
                                        Account's Assets
          Independent Public
          Accountants                   Financial Statements; Independent
                                        Accountants
     (d)  Assets of Registrant          N/A
     (e)  Affiliated Persons            N/A
     (f)  Principal Underwriter         Part A -- Distribution of the
                                        Contract
19.  Purchase of Securities
     Being Offered                      Part A -- The Contract;
                                        Distribution of the Contract
20.  Underwriters                       Part A -- Distribution of the
                                        Contract
21.  Calculation of Performance Data    Calculation of Yields and Total
                                        Returns
22.  Annuity Payments                   Part A -- Annuity Payments;
                                        Annuity Income Options
23.  Financial Statements               Financial Statements

PART C

Item of Form N-4                        Part C Caption

24.  Financial Statements and Exhibits  Financial Statements and Exhibits
     (a)  Financial Statements          (a)  Financial Statements
     (b)  Exhibits                      (b)  Exhibits
25.  Directors and Officers of the
     Depositor                          Directors and Officers of the
                                        Depositor
26.  Persons Controlled By or Under
     Common Control With the
     Depositor or Registrant            Persons Controlled By or Under
                                        Common Control With the
                                        Depositor or Registrant
27.  Number of Contractowners           Number of Contractowners
28.  Indemnification                    Indemnification
29.  Principal Underwriters             Principal Underwriters
30.  Location of Accounts and Records   Location of Accounts and Records
31.  Management Services                Management Services
32.  Undertakings                       Undertakings

SIGNATURES

                              SCUDDER HORIZON PLAN
                                 PROSPECTUS FOR
                    FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

     This Prospectus describes the no sales load Flexible Premium Variable Deferred Annuity (the "Contract") offered by Charter National Life Insurance Company ("Charter"), 8301 Maryland Avenue, St. Louis, Missouri 63105. The Contract is designed to provide for accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Contract is available to individuals, as well as to certain retirement plans and individual retirement accounts that qualify for special federal income tax treatment. The Contract also may be purchased for use as an Individual Retirement Annuity that qualifies for special federal income tax treatment applicable to "IRAs."
     The Contract may be purchased for a minimum initial payment of $2,500. No commission or sales charge is deducted from the purchase payments or from amounts payable upon surrender of the Contract. The Owner of a Contract (the "Owner") may make additional payments subject to certain conditions and limitations.
     An Owner may direct that payments accumulate on a completely variable basis, a completely fixed basis, or a combination variable and fixed basis. To the extent that an Owner elects to have payments accumulate on a variable basis, payments under the Contract will be allocated to one or more subaccounts (the "Subaccounts") of the Charter National Variable Annuity Account (the "Variable Account"). Each Subaccount invests exclusively in mutual fund portfolios of the Scudder Variable Life Investment Fund, an investment company registered under the Investment Company Act of 1940, as amended (the "Fund"). The Fund offers one class of shares for the Money Market Portfolio and two classes of shares (Class A shares and Class B shares) for the other portfolios. The Subaccounts invest exclusively in the Money Market Portfolio and Class A shares of the Bond Portfolio, the Capital Growth Portfolio, the Balanced Portfolio, the Growth and Income Portfolio, the International Portfolio, and the Global Discovery Portfolio. (Continued on next page)


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           The Date of This Prospectus is May 1, 1997

(Continued from cover page)

Class B shares are subject to a 12b-1 fee or charge equal to an annual rate of up to 0.25% of the average daily net asset value of its Class B shares of the applicable portfolio. Class A shares are not subject to such charges. A more complete description of Class A and Class B shares is set forth in the attached prospectus for the Fund. Scudder, Stevens & Clark, Inc. acts as sole investment adviser to the Fund. The Owner bears the complete investment risk for all payments allocated to the Variable Account.
     Please read this Prospectus carefully and retain it for future reference. The Prospectus sets forth the information that a prospective investor should know before investing in a Contract. A Statement of Additional Information about the Contract and the Variable Account, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available at no cost by writing to Charter National Life Insurance Company, 8301 Maryland Avenue, St. Louis, Missouri 63105 or by calling (800) 242-4402. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

                           TABLE OF CONTENTS
                                                                    Page
DEFINITIONS                                                           1
SUMMARY                                                               4
FEE TABLE                                                             8
CONDENSED FINANCIAL INFORMATION                                      10
     Financial Statements for the Variable Account and Charter       11
CALCULATION OF YIELDS AND TOTAL RETURNS                              11
OTHER PERFORMANCE DATA                                               12
CHARTER AND THE VARIABLE ACCOUNT                                     13
     Charter National Life Insurance Company                         13
     Charter National Variable Annuity Account                       13
SCUDDER VARIABLE LIFE INVESTMENT FUND                                14
     Addition, Deletion, or Substitution of Investments              16
THE GENERAL ACCOUNT                                                  17
THE CONTRACT                                                         18
     Contract Application and Issuance of Contracts                  18
     Examination Period                                              19
     Payments                                                        20
     Allocation of Payments                                          21
     Transfers                                                       22
     Account Value                                                   25
     Contract Ownership                                              27
     Assignment of Contract                                          27
     State Exceptions                                                28
DISTRIBUTIONS UNDER THE CONTRACT                                     28
     Full and Partial Surrender Privileges                           28
     Annuity Payments                                                30
     Annuity Income Options                                          31
     Maturity Date                                                   32
     Death Benefit                                                   33
     Beneficiary Provisions                                          33
     Death of Owner                                                  34
     Employment-Related Benefit Plans                                34
CHARGES AND DEDUCTIONS                                               34
     Mortality and Expense Risk Charge                               34
     Contract Administration Charge                                  35
     Records Maintenance Charge                                      36
     Premium Taxes                                                   36
     Other Taxes                                                     36
     Transfer Charges                                                36
     Charges Against the Fund                                        37

                           TABLE OF CONTENTS
                                                                    Page

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                              37
     Tax Status of the Contract                                      38
     Taxation of Annuities                                           41
     Taxation of Charter                                             44
GENERAL PROVISIONS                                                   44
     The Contract                                                    44
     Deferment of Payment and Transfers                              44
     Contract Expiration                                             44
     Misstatement of Age or Sex                                      45
     Nonparticipating Contract                                       45
     Written Notices and Requests;  Owner Inquiries                  45
     Records and Reports                                             45
DISTRIBUTION OF THE CONTRACT                                         45
VOTING RIGHTS                                                        46
LEGAL PROCEEDINGS                                                    47
ADDITIONAL INFORMATION                                               47
TABLE OF CONTENTS FOR STATEMENT
  OF ADDITIONAL INFORMATION                                          48



If you have any questions about your Contract please call or write our home office at 8301 Maryland Avenue, St. Louis, Missouri 63105, (800) 242-4402.




              The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               DEFINITIONS

     Account Value -- The total on any Valuation Date of the amount(s) in the Subaccount(s) and General Account of a Contract. The Account Value is referred to in the Contract as the Accumulated Value.

     Age -- The Annuitant's age on his or her birthday nearest to the Contract Anniversary.

     Annuitant -- The person whose life is used to determine the duration and amount of any Annuity Payments and upon whose death prior to the Maturity Date a Death Benefit under the Contract is paid.

     Annuity Income Option -- A method of receiving Annuity Payments.

     Annuity Payments -- A series of payments made under the Contract, payable if the Annuitant is living on the Maturity Date and the Contract is in force at such time.

     Beneficiary -- The person(s) designated under the Contract to receive the benefits of the Contract if no Owner is living.

     Charter -- Charter National Life Insurance Company.

     Code -- The Internal Revenue Code of 1986, as amended, or any successor provision or provisions.

     Contract -- The no sales load Flexible Premium Variable Deferred Annuity offered by Charter and described in this Prospectus. It includes the Contract, application, riders, and any endorsements.

     Contract Anniversary -- The same date in each year as the Contract
Date.

     Contract Date -- The date set forth in the Contract that is used to determine Contract Years, Contract Months, and Contract Anniversaries. The Contract Date will be the same as the Effective Date unless the Effective Date is the 29th, 30th, or 31st of a month, in which case the Contract Date will be the 28th of the same month.

     Contract Month -- A period beginning on a Monthly Anniversary and ending on the day immediately preceding the next Monthly Anniversary.

     Contract Year -- A period beginning on a Contract Anniversary and ending on the day immediately preceding the next Contract Anniversary.

     Death Benefit -- An amount equal to the greater of the Account Value or the Guaranteed Death Benefit, payable under the Contract in the event of the death of the Annuitant prior to the Maturity Date.

     Declaration Period -- A period of time between 1 and 10 years during which specified rates of interest will be paid on Payments allocated to the General Account.

     Effective Date -- A date within two business days after a completed application and the full initial Payment have been received by Charter.

     Examination Period -- The period of time during which the Owner may cancel the Contract and receive a refund of the initial Payment plus or minus gains or losses on investments of the Payment in selected Subaccounts and/or interest credited on Payment amounts allocated to the General Account. The Owner may cancel the Contract within 10 days after receipt of such Contract.

     Fund -- The Scudder Variable Life Investment Fund, an open-end, diversified management investment company in which the Subaccounts invest.

     General Account -- The account containing assets of Charter other than those allocated to the Variable Account or any other separate account of Charter. By allocating Payments to the General Account the Owner is entitled to a specified rate of interest for a period of 1 to 10 years.

     Guaranteed Death Benefit -- The sum of the Payments made less any partial surrenders.

     Home Office -- The principal office of Charter, located at 8301 Maryland Avenue, St. Louis, Missouri 63105.

     Joint Annuitant -- If Annuity Income Option 2 is selected, the person designated by the Owner whose life, in addition to the life of the Annuitant, is used to determine the duration of the Annuity Payments.

     Joint Owner -- A person sharing the privileges of ownership as stated in the Contract. If a Joint Owner is named, Charter will presume ownership to be as joint tenants with right of survivorship.

     Maturity Date -- The date on which Annuity Payments are scheduled to begin if the Annuitant is living.

     Monthly Anniversary -- The same date in each month as the Contract
Date.

     Net Payment -- A Payment less any applicable premium taxes.

     Nonqualified Contract -- A Contract other than a Qualified Contract.

     Owner -- The person having the privileges of ownership stated in the Contract, including the right to receive Annuity Payments if the Annuitant is living on the Maturity Date and the Contract is in force.

     Payment -- Any amount paid to purchase or increase the investment in the Contract. Payments are referred to in the Contract as Premiums.

     Portfolio -- One of the separate investment portfolios of the Fund in which the Variable Account invests. They are: the Money Market Portfolio and Class A shares of the Bond Portfolio, the Capital Growth Portfolio, the Balanced Portfolio, the Growth and Income Portfolio, the International Portfolio, and the Global Discovery Portfolio.

     Proof of Death -- One of the following: (i) a certified copy of a death certificate, (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death, or (iii) any other proof satisfactory to Charter.

     Qualified Contract -- A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code or a Contract purchased and held by a retirement plan or as an individual retirement account that qualifies for special federal income tax treatment under Section 401(a) or 408(a) of the Code.

     SEC -- Securities and Exchange Commission.

     Subaccount -- An investment division of the Variable Account. Each Subaccount invests in shares of a different mutual fund Portfolio.

     Unit Value -- The value of each unit which is calculated each Valuation Period. It is similar to the net asset value of a mutual fund. The Unit Value for each Subaccount is stated in the section of the prospectus entitled "CONDENSED FINANCIAL INFORMATION" under the heading "Accumulation Unit Value".

     Valuation Date -- Each day on which valuation of the assets of the Variable Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

     Valuation Period -- The period that begins on the close of one Valuation Date and ends on the close of the succeeding Valuation Date.

     Variable Account -- Charter National Variable Annuity Account, which is a separate account of Charter consisting of assets allocated under the Contracts to the Variable Account as well as assets allocated under other variable annuity contracts issued by Charter.

     Written Notice (or Written Request) -- A notice or request in writing by the Owner or other person to Charter. Such notice or request must be on the form provided by Charter and/or contain such information as Charter requires to process the notice or request. All written notices and requests must be directed to Charter at its Home Office.

     1940 Act -- The Investment Company Act of 1940, as amended.

                                  SUMMARY

     This summary contains certain basic information about the Contract. The following questions and answers should be read in conjunction with the more detailed information appearing elsewhere in this Prospectus.

Why should a person consider purchasing a Contract?

     The Contract is designed to provide for accumulation of capital on a tax-deferred basis for retirement or other long-term purposes.

How can a Contract be purchased?

     The Contract may be purchased for a minimum initial Payment of $2,500. No commission or sales charge is deducted from the purchase price or from amounts payable upon surrender of the Contract. Payments may be from a variety of sources, including salary, wages, savings, inheritance, a real estate sale, and rental or investment income. An Owner may make additional Payments under the Contract, subject to certain conditions and limitations. As with the initial Payment, an Owner will not be charged a commission or sales charge for additional Payments invested in the Contract. (See "Contract Application and Issuance of Contracts," p. 18 and "Payments," p.
20)

Can this Contract be used as an IRA?

     Yes, the Contract is available to certain individuals purchasing individual retirement annuities. It is also available to certain retirement plans and retirement accounts that qualify for special federal income tax treatment. Charter requires that persons purchase separate Contracts if they desire to invest moneys qualifying for different annuity tax treatment under the Code.

What variable investment options are available under the Contract?

     Currently, an Owner may invest in the following Subaccounts: Money Market, Bond, Capital Growth, Balanced, Growth and Income, International, and Global Discovery. Each Subaccount invests in Class A shares of the corresponding mutual fund Portfolio. All Portfolios are part of the Scudder Variable Life Investment Fund. The assets of each Portfolio are held separately from the other Portfolios and each has separate investment objectives and policies. The investment objectives and policies are described more fully in the attached prospectus for the Fund. The investment adviser for all Portfolios is Scudder, Stevens & Clark, Inc. (See "Scudder Variable Life Investment Fund," p. 14)

What fixed rate options are available under the Contract?

     An Owner may allocate funds to the General Account in order to receive a specified rate of return. Payments to the General Account will receive specified rates of interest that are declared and guaranteed by Charter for periods of between 1 and 10 years. At the end of the Declaration Period, the Owner has the option to move funds into any available Subaccount or into another Declaration Period that has a new specified rate of interest, which is guaranteed to be no less than 3.5%. Scudder, Stevens & Clark, Inc. provides investment advice to Charter regarding assets in the General Account derived from Horizon Plan Contracts. (See "The General Account," p. 17)

How are Payments allocated under the Contract?

     The Owner may allocate amounts to one or more Subaccounts and/or the General Account. Each Subaccount invests in a separate mutual fund Portfolio with distinct investment objectives and policies. The Account Value will vary with the investment performance of the selected Subaccounts (and corresponding mutual fund Portfolios). Amounts allocated to the General Account will earn interest at rates declared and guaranteed by Charter. (See "Allocation of Payments," p. 21, "Charter National Variable Annuity Account," p. 13 and "The General Account," p. 17)

What is the purpose of the Variable Account?

     The Variable Account was established by Charter under the laws of the State of Missouri on May 15, 1987, to invest payments received under variable annuities offered by Charter, including the Contracts. Under Missouri law, the assets in the Variable Account associated with the Contracts are not affected by, nor chargeable with, liabilities arising out of any other business conducted by Charter. To the extent that an Owner allocates Payments to the Variable Account, the Account Value will vary in accordance with the investment performance of the Subaccount(s) selected by the Owner. Therefore, the Owner bears the entire investment risk under the Contract for any amounts allocated to the Variable Account. (See "Charter National Variable Annuity Account," p. 13)

Can assets be transferred within the Contract?

     Yes. The Owner has the flexibility to transfer assets within the Contract. Amounts may be transferred among the Subaccounts and from the Subaccounts to the General Account at any time. Amounts may be transferred from the General Account to the Subaccounts or within the General Account at the end of a Declaration Period. Currently, no charge is being imposed for any transfers among Subaccounts or the General Account. In the future, Charter, at its sole discretion, may decide at any time to impose a transfer charge of $10 from each Subaccount from which funds are transferred for the third and subsequent transfer requests made during a Contract Year. (See "Transfers," p. 22)

What are the current charges and deductions associated with the Contract?

     Deductions will be made from the Contract's Account Value on a daily basis for (i) costs incurred by Charter in administering the Contract at an annual rate of .30% of the value of net assets in each Subaccount, and (ii) the assumption by Charter of certain mortality and expense risks in connection with the Contract at an annual rate of .40% of the value of net assets in each Subaccount. These daily charges are not imposed against the General Account. (See "Charges and Deductions," p. 34)
     Currently, Charter does not charge an annual maintenance fee; however, the Contract permits Charter to deduct a maximum amount of $40. (See "Records Maintenance Charge," p. 36)
     Upon purchase of the Contract or investment of additional Payments, Charter may deduct any applicable premium tax. The amount of premium tax varies from state to state. Currently, most states do not assess a premium tax. (See "Premium Taxes," p. 36)
     The charges noted above are those currently being deducted by Charter. For a more detailed discussion, including maximum level of charges set forth in the Contract, see "Charges and Deductions," p. 34.
     Finally, the net asset value of the Subaccounts reflects the investment advisory fee and other expenses incurred by the Fund. (See "Charges Against the Fund," p. 37)

What are the annuity benefits under the Contract?

     If the Annuitant is living on the Maturity Date and the Contract is in force, Annuity Payments will be made to the Owner in accordance with the terms of the Contract and the Annuity Income Option selected by the Owner.

Three Annuity Income Options are currently available: life annuity with installment refund, joint and survivor life annuity with installment refund, and installments for life. In addition, an Owner may select any other Annuity Income Option which is offered by Charter on the Maturity Date of the Contract. The amount of the Annuity Payments under the Annuity Income Options will be fixed at the Maturity Date.

What other distributions can be made under the Contract?

     A full or partial surrender of the Contract may be made at any time, subject to certain conditions. No commission or surrender charge is deducted from the Account Value upon full or partial surrender of the Contract. No partial or full surrender may be made after the Maturity Date or the Annuitant's death. (See "Full and Partial Surrender Privileges," p.
28) If the Annuitant dies before the Maturity Date, the greater of the Account Value or the Guaranteed Death Benefit will be paid to the Owner of the Contract. (See "Death Benefit," p. 33) If the Owner of a Nonqualified contract dies before the Maturity Date and prior to the Annuitant's death, the Account Value will be paid in a lump sum no later than 5 years following the Owner's death. (See "Death of Owner," p. 34)

What are the federal income tax consequences of investment in the Contract?

     With respect to Owners who are natural persons, there should be no federal income tax payable on increases in the Account Value until there is a distribution or deemed distribution under the Contract. Generally, a portion of any distribution resulting from an Annuity Payment or full or partial surrender of the Contract, or deemed distribution resulting from a pledge or assignment of the Contract prior to the Maturity Date, will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a penalty tax may apply to distributions or deemed distributions under certain circumstances. (See "Certain Federal Income Tax Consequences," p. 37)

Can the Contract be returned after it is delivered?

     Yes. The Contract contains a provision for an Examination Period, which permits a purchaser to cancel a Contract by returning the Contract to Charter at its Home Office within 10 days after receipt of the Contract. Except as noted in "Examination Period" and "State Exceptions", in the event of cancellation Charter will return the initial Payment, plus or minus gains or losses from investment of the Payment in the selected Subaccount(s) plus interest earned on Payment amounts allocated to the General Account. (See "Examination Period," p. 19 and "State Exceptions," p. 28)

                                 FEE TABLE

The following illustrates the current charges and deductions under the Contract, as well as fees and expenses of the Fund for the 1996 calendar year. The purpose of this table is to assist in understanding the various cost and expenses that the Owner will bear directly and indirectly. Information pertaining to the Fund has been provided by the Fund. For more information see "CHARGES AND DEDUCTIONS" and the Fund's prospectus that is attached to this Prospectus.

Contract Owner Transaction Expenses
     Sales Load Imposed on Payments                      NONE
     Deferred Sales Load                                 NONE
     Surrender Fee                                       NONE
     Transfer Charge                                     NONE

Annual Records Maintenance Charge                        NONE

Variable Account Annual Expenses
     Mortality and Expense Risk Charge                  0.40%
     Contract Administration Charge                     0.30%
          Total Variable Account Annual Expenses        0.70%

Scudder Variable Life Investment Fund Annual Expenses
(as a percentage of average net assets for the 1996 calendar year)


                                                             Total
                                                           Portfolio
                              Management   -   Other       Operating
                                 Fees         Expenses     Expenses
Money Market Portfolio          0.370%        0.090%         0.460%
Bond Portfolio                  0.475%        0.135%         0.610%
Capital Growth Portfolio        0.475%        0.055%         0.530%
Balanced Portfolio              0.475%        0.125%         0.600%
International Portfolio         0.863%        0.187%         1.050%
Growth and Income Portfolio     0.475%        0.185%         0.660%
Global Discovery Portfolio      0.155%        1.345%         1.500%*

* Scudder, Stevens & Clark. Inc. (the Adviser) voluntarily did not impose part of its management fee in 1996. Had the fee been imposed, the management fee would have been 0.975% and the ratio of operating expenses to average net assets for the year ended 12/31/96 would have been 2.32% for the Global Discovery Portfolio.

Example

The following example illustrates the expenses the Owner would pay on a $1,000 investment, assuming 5% annual return on assets, if the Owner continued the Contract, surrendered or annuitized at the end of each period:


                              1 Year   3 Years   5 Years   10 Years
Money Market Subaccount        $12      $37       $64        $141
Bond Subaccount                $13      $42       $72        $158
Capital Growth Subaccount      $13      $39       $68        $149
Balanced Subaccount            $13      $41       $71        $157
International Subaccount       $18      $55       $95        $206
Growth and Income Subaccount   $14      $43       $74        $164
Global Discovery Subaccount    $22      $69       N/A         N/A



     The fee table and example set forth above are based upon the current level of charges deducted by Charter. Charter reserves the right to increase the Mortality and Expense Risk Charge to .70% per year, establish a Records Maintenance Charge of up to $40 per year and impose a transfer charge of $10 for the third and each subsequent transfer request made during a Contract Year. For a more detailed description of all charges set forth in the Contract, see "CHARGES AND DEDUCTIONS."

     Neither the fee table nor the example reflects any premium tax which may be deducted. See "CHARGES AND DEDUCTIONS -- Premium Taxes."

     Charter, as well as other insurance companies whose separate accounts invest in the Fund, has agreed to reimburse the Fund to the extent that the total operating expenses exceed .75% for each Portfolio except for the International and Global Discovery Portfolios, where total operating expenses are to be reimbursed to the extent they exceed 1.50%.


     This example should not be considered representative of past or future expenses, performance or return. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or less than the assumed return.

                                   CONDENSED FINANCIAL INFORMATION
     The following condensed financial information is derived from the financial statements of the
Variable Account.  The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

     The following table sets forth certain information regarding the Subaccounts for a Contract for the period from commencement of business operations through December 31, 1996.

Accumulation unit value:

                                        Year Ended December 31,                        Commencement
Subaccount          1996    1995    1994    1993    1992    1991    1990    1989    1988    Date*
Money Market       18.074  17.316  16.507  16.030  15.740  15.341  14.606  13.683  12.694  12.500
Bond               22.979  22.508  19.181  20.287  18.179  17.109  14.653  13.697  12.392  12.500
Capital Growth     33.863  28.388  22.222  24.773  20.638  19.514  14.096  15.389  12.664  12.500
Balanced           28.326  25.496  20.270  20.840  19.531  18.389  14.592  15.029  12.704  12.500
International      30.987  27.188  24.641  25.027  18.287  19.003  17.174  18.830  13.772  12.500
Growth and Income  20.713  17.075  13.053    N/A     N/A     N/A     N/A     N/A     N/A   12.500
Global Discovery   13.126    N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A   12.500


* The Money Market, Bond, Capital Growth, Balanced and International Subaccounts commenced operations on October 6, 1988.  The Growth and Income Subaccount commenced operations on May 1,
1994.  The Global Discovery Subaccount commenced operations on May 1, 1996.

Number of units outstanding at end of period:

                                                       Year Ended December 31,
Subaccount           1996       1995       1994       1993       1992     1991     1990     1989    1988
Money Market      2,615,942  2,260,561  3,197,824  1,491,258  1,380,156  972,042  989,667  344,621  6,238
Bond                764,803    896,538    690,782    755,914    631,581  406,545  210,921  182,698  1,882
Capital Growth    2,729,711  2,884,663  2,683,112  2,351,022  1,798,119  933,120  400,044  227,343      0
Balanced          1,490,127  1,603,656  1,426,280  1,477,645  1,243,891  779,317  492,406  399,068  9,264
International     2,593,037  2,869,930  3,543,387  2,767,700    785,559  446,099  370,916  107,751  1,741
Growth and Income 3,491,709  2,659,025  1,311,518     N/A         N/A      N/A      N/A      N/A     N/A
Global Discovery  1,025,244     N/A        N/A        N/A         N/A      N/A      N/A      N/A     N/A


Financial Statements for the Variable Account and Charter

     The financial statements and reports of independent certified public accountants for the Variable Account and Charter are contained in the Statement of Additional Information.

CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, Charter may advertise yields and average annual total returns for the Subaccounts. In addition, Charter may advertise the effective yield of the Money Market Subaccount for a Contract. These figures will be based on historical earnings and are not intended to indicate future performance.
     The yield of a Money Market Subaccount for a Contract refers to the annualized income generated by an investment under a Contract in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a Contract in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
     The yield of a Subaccount (except the Money Market Subaccount) for a Contract refers to the annualized income generated by an investment under a Contract in the Subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.
     The average annual total return of a Subaccount for a Contract refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The total return quotations for a Contract will represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.
     The yield and total return calculations for a Contract do not reflect the effect of any premium taxes that may be applicable to a particular Contract. To the extent that a premium tax is applicable to a particular Contract, the yield and/or total return of that Contract will be reduced. Because charges differ under different variable annuity contracts funded by the Subaccounts, the yield and total return calculations for the Subaccounts will be different for the Contracts than for other such variable annuity contracts.

     For additional information regarding yields and total returns calculated using the standard formats briefly described above, please refer to the Statement of Additional Information, a copy of which may be obtained from Charter.


                            OTHER PERFORMANCE DATA

     Charter may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Subaccounts.
     Charter may from time to time also disclose yield, standard total returns, and non-standard total returns for the Fund's Portfolios, including such disclosure for periods prior to the date the Variable
Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Fund's Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Fund's Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.
     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained from Charter.
     Expenses and performance information for the Contract and each Subaccount may be compared in advertising, sales literature, and other communications to expenses and performance information of other variable annuity products tracked by independent services such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar and the Variable Annuity Research Data Service ("V.A.R.D.S.") which monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. From time to time, Charter may also compare using other indices that measure performance, such as Standard & Poor's 500 Composite ("S & P 500") or the Dow Jones Industrial Average ("Dow"). Unmanaged indices may assume reinvestment of dividends that generally do not reflect deductions for administrative and management cost and expenses.
     Charter may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and compound tax deferred until distributed. Such tax-deferred compounding can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                     CHARTER AND THE VARIABLE ACCOUNT

Charter National Life Insurance Company

     Charter is a stock life insurance company incorporated under the laws of the State of Missouri on December 7, 1955. Charter, with assets of $3.048 billion as of December 31, 1996, is engaged principally in the offering of insurance products on a direct marketed basis. Charter is authorized to conduct business in 49 states, the District of Columbia and Puerto Rico. The rating of Charter as an insurance company by A. M. Best may be referred to in sales literature, advertisements or other reports from time to time. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F. An A rating means, in the opinion of A. M. Best, that the insurer has demonstrated a strong ability to meet its respective policyholder and other contractual obligations. These ratings have no bearing on the Variable Accounts investment performance. The principal offices of Charter are located at 8301 Maryland Avenue, St. Louis, Missouri 63105, and its telephone number at that address is (800) 242-4402.

     Charter also is engaged in the insurance business through various subsidiary companies. Charter's subsidiaries include the Colonial Penn Group, Inc. which offers life, health, and auto insurance through its two life and five casualty subsidiaries. Intramerica Life Insurance Company, a Colonial Penn subsidiary, offers Scudder Horizon Plan to residents of New York.
     Charter is a wholly owned subsidiary of Leucadia National Corporation ("Leucadia"), a New York corporation. Leucadia is a diversified holding company, the common stock of which is listed on the New York Stock Exchange and the Pacific Stock Exchange under the symbol ("LUK").
     Campet, Inc., a Leucadia subsidiary owns all of the outstanding stock of CNL, Inc. ("CNL") the principal underwriter for the Contracts. See "DISTRIBUTION OF THE CONTRACT."

Charter National Variable Annuity Account

     The Variable Account was established by Charter as a separate investment account under the laws of the State of Missouri on May 15, 1987. The Variable Account will receive and invest the Payments under the Contracts. In addition, the Variable Account may receive and invest payments for other variable annuities offered by Charter.
     Under Missouri law, that portion of the assets of the Variable Account equal to the reserves and other contract liabilities with respect to the account shall not be chargeable with liabilities arising out of any other business Charter may conduct. However, assets of the Variable Account will be available to cover the liabilities of the general account of Charter to the extent that the assets of the Variable Account exceed its liabilities arising under the variable annuity contracts it supports. The obligations under the Contracts are obligations of Charter.
     The Variable Account is divided into Subaccounts. Each Subaccount invests exclusively in shares of one of the Portfolios of the Fund.
Income, gains, and losses from the assets of each Subaccount are credited to or charged against such Subaccount without regard to income, gains, or losses of any other Subaccount or income, gains, or losses arising out of any other business conducted by Charter.
     The Variable Account is registered with the SEC as a unit investment trust under the 1940 Act and meets the definition of a "separate account" under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or Charter by the SEC.


                SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Variable Account will invest exclusively in shares of the Scudder Variable Life Investment Fund (the "Fund"). The Fund is registered with the SEC under the 1940 Act as an open-end, diversified management investment company. Scudder, Stevens & Clark, Inc. is investment adviser to the mutual fund Portfolios available under the Contract. The registration of the Fund does not involve supervision of its management or investment practices or policies by the SEC. The Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies. Therefore, shares of the Fund are sold only to insurance company separate accounts, including the Variable Account and another separate account of Charter. Charter cannot guarantee that the Fund will always be available for the Contracts, but in the unlikely event that it is not available, Charter will do everything reasonably practical to secure the availability of a comparable fund.
     In addition to the Variable Account, shares of the Fund are being sold to variable life insurance and variable annuity separate accounts of other insurance companies, including an insurance company affiliated with Charter. In the future, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Fund, although currently neither Charter nor the Fund foresees any such disadvantages to either variable annuity owners or variable life insurance owners. The management of the Fund intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what action, if any, should be taken in response. In addition, if Charter believes that the Fund's response to any of those events or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see "Investment Concept of the Fund" in the Fund's prospectus.

     The Fund currently consists of the following Portfolios: the Money Market Portfolio and Class A shares of the Bond Portfolio, the Capital Growth Portfolio, the Balanced Portfolio, the Growth and Income Portfolio, the International Portfolio, and the Global Discovery Portfolio. The Global Discovery Portfolio commenced operations on May 1, 1996. Each Portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
     The investment objectives and policies of the Portfolios available under the Contracts are summarized below:

     Money Market Portfolio: This Portfolio seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. This Portfolio seeks to maintain a constant net asset value of $1.00 per share. It will invest in money market securities such as U.S. Treasury obligations, commercial paper, and certificates of deposit and bankers' acceptances of domestic and foreign banks, including foreign branches of domestic banks, and will enter into repurchase agreements.

     Bond Portfolio: This Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. It primarily invests in U.S. Government, corporate, and other notes and bonds.

     Capital Growth Portfolio: This Portfolio seeks long-term capital appreciation and, consistent therewith, current income through a broad and flexible investment program. The Portfolio seeks to achieve these objectives by investing primarily in income-producing publicly traded equity securities, including common stocks and securities convertible into common stocks.

     Balanced Portfolio: This Portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

     Growth and Income Portfolio: This Portfolio seeks long-term growth of capital, current income and growth of income. It primarily invests in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends.

     International Portfolio: This Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. It invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and not to concentrate investments in any particular industry.

     Global Discovery Portfolio: This Portfolio seeks above-average capital appreciation over the long term. It primarily invests in equity securities of small companies located around the world.

     There can be no assurance that any Portfolio will achieve its objective. More detailed information, including a description of the risks involved in investing in each of the Portfolios, is contained in the Scudder Variable Life Investment Fund prospectus, a current copy of which is attached to this Prospectus. Information contained in the Fund's prospectus should be read carefully before investing in a Contract.

     Scudder, Stevens & Clark, Inc. (the "Adviser"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, manages daily investments and business affairs of the Fund, subject to the policies established by the Trustees of the Fund. For rendering advisory services to the Portfolios, the Adviser receives compensation monthly at annual rates equal to .370%, .475%, .475%, .475%,
 .475%, .875%, and .975% of the average daily net asset values of the Money Market Portfolio, Bond Portfolio, Capital Growth Portfolio, Balanced Portfolio, Growth and Income Portfolio, International Portfolio, and the Global Discovery Portfolio, respectively.

For additional information, see the Fund's prospectus, a current copy of which is attached to this Prospectus.

Addition, Deletion, or Substitution of Investments

     Charter retains the right, subject to any applicable law, to make certain changes in the Variable Account and its investments. Charter reserves the right to eliminate the shares of any Portfolio and to substitute shares of another Portfolio of the Fund, or of another registered open-end management investment company, for the shares of any Portfolio if the shares of the Portfolio are no longer available for investment or if, in Charter's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. To the extent required by the 1940 Act, substitutions or eliminations of shares attributable to an Owner's interest in a Subaccount will not be made without prior notice to the Owner and the prior approval of the SEC. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable annuity contracts on the basis of requests made by Owners.
     New Subaccounts may be established when, in the sole discretion of Charter, marketing, tax, investment, or other conditions warrant such additions. Any new Subaccounts may be made available to existing Owners on a basis to be determined by Charter. Each additional Subaccount will purchase shares in a Portfolio of the Fund or in another mutual fund or investment vehicle. Charter may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, investment, or other conditions warrant such elimination. In the event any Subaccount is eliminated, Charter will notify Owners and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by the Owner, Charter will reinvest the amounts invested in the eliminated Subaccount in the Subaccount that invests in the Money Market Portfolio (the "Money Market Subaccount").
     In the event of any such substitution, change, or elimination, Charter may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution, change, or elimination. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act, in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Charter also may transfer the assets of the Variable Account associated with the Contracts to another separate account.


                            THE GENERAL ACCOUNT

     Payments allocated or transferred to the General Account under the Contracts become part of the general account assets of Charter, which support annuity and insurance obligations. The General Account includes all of Charter's assets, except those assets segregated in separate accounts. It is Charter's responsibility to invest the assets of the General Account, subject to applicable law. Scudder, Stevens & Clark, Inc. assists Charter in managing the assets of the General Account attributable to the Contracts. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is subject to the provisions of such statutes, and, as a result, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the General Account. However, disclosures about the General Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
     Charter guarantees that it will credit interest at an effective annual rate of at least 3.5% compounded monthly. Charter may, at its sole discretion, declare higher interest rates for amounts allocated or transferred to the General Account ("Declared Rates"). Each such Declared Rate will be fixed and guaranteed by Charter and applied to a specific period of time, which will not be less than one year or more than 10 years (the "Declaration Period"). An Owner must specify one or more of the Declaration Periods currently offered by Charter when allocating or transferring funds to or within the General Account. At any one time, an Owner may have amounts earning different Declared Rates within a Declaration Period because amounts were allocated or transferred to that Declaration Period at different times. Charter will not accept allocations to the General Account which would increase a Contract's value in the General Account over $500,000. Subject to deductions for any applicable charges, Charter guarantees that the value held in the General Account will equal all amounts allocated or transferred to the General Account, plus any interest credited thereto, less any amounts surrendered or transferred from the General Account. An Owner is not entitled to share in the investment experience of the General Account.
     An amount allocated or transferred to the General Account may not be transferred from or within the General Account prior to the end of the Declaration Period with which it is associated. Charter will notify Owners having funds invested in an expiring Declaration Period 30 days prior to the end of such Declaration Period and will request instructions as to the reallocation of such amounts. If no instructions are received from the Owner prior to the end of the Declaration Period, the portion of the Account Value attributable to such Declaration Period will be transferred to the Money Market Subaccount at the end of the Declaration Period.
     For a discussion of transfer rights and surrender privileges relating to amounts allocated to the General Account, see "THE CONTRACT -- Transfers" and "DISTRIBUTIONS UNDER THE CONTRACT -- Full and Partial Surrender Privileges."

                               THE CONTRACT

     The description of the Contract contained in this Prospectus is qualified in its entirety by reference to the contract for the Flexible Premium Variable Deferred Annuity, a copy of which has been filed as an exhibit to the Registration Statement for the Contract and which is available upon request from Charter.

Contract Application and Issuance of Contracts

     The Contract is available to certain retirement plans and individual retirement accounts that qualify for special federal income tax treatment, to individuals purchasing individual retirement annuities that qualify for special federal income tax treatment, and to individuals and entities that do not qualify for such special tax treatment. The Contract is not available for use as a "Tax-sheltered Annuity" qualifying under Section 403(b) of the Code. An Owner who purchases a Contract which qualifies as an individual retirement annuity under Section 408(b) of the Code should be aware that the Code requires that such a Contract contain certain restrictive terms. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Tax Status of the Contract."

     Charter, before it will issue a Contract, must receive a properly completed Contract application and a minimum initial Payment of $2,500. Upon request, a Premium Receipt form will be mailed to the Owner. The Annuitant must be named in the Contract application. In the case of a Contract qualifying as an individual retirement annuity under Section 408(b) of the Code, the Owner must be the Annuitant. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Tax Status of the Contract." Acceptance of an application is subject to Charter's sole discretion, and Charter reserves the right to decline an application for any reason. In the event an application is declined, the initial Payment will be refunded in full.
     After underwriting is completed and the Contract is delivered to the Owner, the term of the Contract will be deemed to have commenced as of the Effective Date. The Effective Date is a date within two business days after a completed application and the full initial Payment have been received by Charter. The Contract Date will be the same as the Effective Date unless the Effective Date is the 29th, 30th, or 31st of the month, in which case the Contract Date will be the 28th day of the same month. The Contract Date is the date used to determine Contract Years, Contract Months, and Contract Anniversaries.

Examination Period

     The Contract contains a provision for an Examination Period, which permits the Owner to cancel a Contract, generally within 10 to 30 days after receipt of such Contract. Depending on the laws of the state of issue and age of the Owner, Charter will refund the initial Payment in one of the following methods. See the "Right to Examine" provision of the Contract and the "State Exceptions" section of this prospectus for state details.

     Return of premium plus or minus investment experience. In most states, upon return of the Contract, Charter will refund the initial Payment plus or minus gains or losses from investment of the Payment in the selected Subaccount(s) plus interest earned on Payments allocated to the General Account. Charter will calculate such refund as of the date the Contract is received by Charter. If the Owner allocated all or part of the Payment to the Variable Account, the amount may be more or less than the initial Payment, depending upon the investment performance of the selected Subaccount(s). If all of the Payment was allocated to the General Account, the amount refunded will always be equal to or greater than the Payment. See "THE CONTRACT -- Payments, Allocation of Payments and Account Value".

     Return of premium. If the Owner of a Contract issued in a state that requires refund of premium returns the Contract, Charter will refund the greater of (1) the initial Payment, or (2) the Account Value plus any amount deducted for taxes or charges from the initial Payment. Charter will calculate such refund as of the date the Contract is received by Charter. During the Examination Period, the portion of the initial Payment allocated to the Variable Account will be invested in the Money Market Subaccount. Once the Examination Period expires, generally 10 to 30 days, the Accumulated Value will be allocated to the Subaccount(s) as specified by the Contract Owner in the application. See "THE CONTRACT -- Payments and Allocation of Payments".

Payments

     All checks or drafts should be made payable as directed on the application. Payments also can be made by requesting on the application that Scudder Investor Services, Inc. redeem shares in an existing Scudder mutual fund account and apply the proceeds toward a Payment.

     Initial Payment. The minimum initial Payment needed to purchase a Contract is $2,500. The initial Payment is the only Payment required to be made under the Contract. At the time the initial Payment is made, a prospective Owner must specify whether the purchase will be a Nonqualified or Qualified Contract. If the initial Payment is derived from an exchange or surrender of another annuity contract, Charter may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. Charter will require that persons purchase separate Contracts if they desire to invest moneys qualifying for different annuity tax treatment under the Code. Each such separate Contract would require a minimum initial Payment of $2,500. The Company reserves the right to waive the minimum initial Payment amount and accept less than $2,500 at its discretion.
     The initial Net Payment will be credited to the Contract within two business days after receipt of the Payment if a properly completed Contract application is received with such Payment, or within two business days after an application which was incomplete upon receipt by Charter is made complete. If, for any reason, the Payment is not credited to the prospective purchaser's account within five business days, the Payment will be returned immediately to the prospective purchaser unless such prospective purchaser, after receiving notice of the delay from Charter, specifically requests that the Payment not be returned.

     Additional Payments. While the Annuitant is living and prior to the Maturity Date, the Owner may, subject to the limitations discussed below, make additional Payments. Currently, there is no minimum additional Payment amount nor is there a maximum number of additional Payments that may be made per Contract Year. The Contract, however, gives Charter the right to require that each additional Payment be at least $1,000 and to limit the frequency of additional Payments to a maximum of four per Contract Year.

Charter, at any time, in its discretion, may require additional Payments to comply with the limitations it is permitted to impose under the Contract.
     Additional Payments with respect to a Contract must qualify for the same federal income tax treatment as the initial Payment made under the Contract. Charter will not accept an additional Payment if the federal income tax treatment of such Payment will be different from that of the initial Payment. Any additional Payments will be credited to the Contract upon receipt at Charter's Home Office.

     Automatic Investment Plan.   The Owner may arrange to make regular
investments ($50 minimum) into any of the variable Subaccounts through automatic deductions from a checking account. The Automatic Investment Plan option is not available for allocations into the General Account. Please call 800-242-4402 for more information and an Automatic Investment Plan application.

     Limitations on Payments. Charter reserves the right to reject any initial Payment. Charter may require a prospective purchaser to complete a financial questionnaire for Payments in excess of $250,000. Charter also may reject any additional Payment that would cause the total Payments made by the Owner of a Contract to exceed $1,000,000. Charter will reject any additional Payment that would cause a Contract's value in the General Account to exceed $500,000. With respect to Contracts that qualify as individual retirement annuities under Section 408(b) of the Code, the total Payments (including the initial Payment), with respect to any calendar year, may not exceed $2,000 unless the portion of such Payments in excess of $2,000 qualifies as a rollover amount or contribution under Section 402(a)(5) or 408(d)(3) or other applicable provisions of the Code. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Tax Status of the Contract."

Allocation of Payments

     An Owner may allocate Payments to one or more of the Subaccounts, to the General Account, or to both the Subaccount(s) and the General Account. If any portion of a Payment is allocated to the General Account, the Owner must specify the Declaration Period(s) to which such funds are being allocated. See "THE GENERAL ACCOUNT." The Owner must specify in the Contract application the allocations of the Payment. Upon receipt at Charter's Home Office, the initial Payment will be allocated as directed by the Owner. During the Examination Period in states that require return of premium, the portion of the initial Payment allocated to the Variable Account will be invested in the Money Market Subaccount.
     All allocations must be made in whole percentages and must total 100%. If the allocations do not total 100%, Charter will recompute the allocations proportionately by dividing the percentage in each Subaccount selected, as indicated on the application, by the sum of the percentages indicated. This new percentage will be applied to the Payment. The following example illustrates how this recomputation will be made.

Example
                    Indicated                    Actual
                    Allocation                 Allocation
     Subaccount #1     25%       25% / 105%  =    24%
     Subaccount #2     40%       40% / 105%  =    38%
     Subaccount #3     40%       40% / 105%  =    38%
           Total      105%                       100%

     All Payments will be allocated at the time such Payments are credited to the Owner's Contract.

     Additional Payments made directly by the Owner will be allocated to the Subaccount(s) and/or the General Account in the same proportion as the initial Payment, unless Written Notice to the contrary is received with such additional Payments. Once a change in allocation is made, all future Payments will be allocated in accordance with the new allocation, unless contrary instructions are received with such additional Payments. However, if an Owner has funds deducted from a checking account and applied under the Automatic Investment Plan option, he or she must provide Charter with Written Notice to change the allocation of future Additional Payments.

Transfers

     Subject to certain conditions, amounts may be transferred among the Subaccounts, between the Subaccounts and the General Account, and between different Declaration Periods in the General Account.
     An amount may be transferred from the General Account to any Subaccount(s) and to different Declaration Periods in the General Account only at the end of the Declaration Period to which such amount was allocated. Transfer of amounts from a Subaccount to the General Account may be made at any time, provided that such transfer would not cause a Contract's value in the General Account to exceed $500,000. See "THE GENERAL ACCOUNT."
     Currently, no charge is being imposed for any transfers. The Contract, however, permits Charter to deduct $10 from each Subaccount from which funds are transferred for the third and subsequent transfer requests made during a Contract Year. Charter, in its sole discretion, may impose the transfer charge for the third and subsequent transfer requests at any time. For a discussion of transfer charges, see "CHARGES AND DEDUCTIONS --Transfer Charges."
     Transfer requests must be made by sending Written Notice or by telephone if elected by a currently valid telephone transfer request form on file with Charter. Charter employs reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. Charter, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures Charter follows for telephone transfers include confirming the correct name, contract number and personal code for each telephone transfer. See "GENERAL PROVISIONS --Written Notices and Requests; Owner Inquiries." Transfers will be deemed effective, and values in connection with transfers will be determined, as of the end of the Valuation Period during which the transfer request is received, except that Charter may be permitted to delay the effective date of a transfer in certain circumstances. See "GENERAL PROVISIONS -- Deferment of Payment and Transfers."

     Asset Rebalancing Option. In order to maintain a particular percentage allocation among the Subaccounts, the Owner may select the asset rebalancing option. With asset rebalancing, Charter automatically reallocates the Account Value in the Subaccounts quarterly to the allocation selected by the Owner. Over a period of time, this method of investing may help an Owner buy low and sell high although there can be no assurance of this. This investment method does not assure profits and does not protect against loss in declining markets.
     To elect the asset rebalancing option, the Account Value in the Contract must be at least $2,500 and a completed Asset Rebalancing Option form must be received at Charter's Home Office. The Owner must designate the applicable Subaccounts and the percentage allocations for each of the applicable Subaccounts to be rebalanced quarterly. If the asset rebalancing option is elected, all amounts allocated to the variable Subaccounts must be included in the asset rebalancing option. The Owner may not participate in dollar cost averaging and asset rebalancing at the same time. The General Account is not available for the asset rebalancing option.
     Selection of asset rebalancing will result in the transfer of funds to one or more of the Subaccounts on the date specified by the Owner. If the Owner has specified, or the form is received on the 29th, 30th or 31st, Charter will consider the effective date to be the first Valuation Date of
the following month.   If no date is specified or if the request is
received after the specified date, Charter will transfer funds on the date of receipt of the Asset Rebalancing Option form and on the quarterly anniversary of the applicable date thereafter. The amounts transferred will receive the Unit Values for the affected Subaccounts at the end of the Valuation Date on which the transfers occur. If the effective date is not a Valuation Date, the transfer will occur on the next Valuation Date.
     The Owner may terminate this option at any time by Written Notice. In the event of a transfer by written request or telephone instructions, this option will terminate automatically. In either event, the amounts in the

Subaccounts that have not been transferred will remain in those Subaccounts regardless of the percentage allocation unless the Owner instructs otherwise. If the Owner wishes to resume the asset rebalancing option after it has been canceled, a new Asset Rebalancing Option form must be completed and sent to Charter's Home Office. Charter may discontinue, modify, or suspend the asset rebalancing option at any time.

     Dollar Cost Averaging. Dollar cost averaging is a systematic method of investing in which units are purchased in fixed dollar amounts so that the cost is averaged over time. The Owner may dollar cost average their allocations in the Subaccounts under the Contract by authorizing Charter to make periodic transfers from any one Subaccount to one or more other Subaccounts. Amounts transferred will purchase units in those Subaccounts at the Unit Value of that Subaccount as of the Valuation Date the transfer occurs. Since the value of the units will vary, the amounts transferred to a Subaccount will result in the purchase of a greater number of units when the Unit Value is low and the purchase of a lesser number of units when the Unit Value is high. Similarly, the amounts transferred to a Subaccount will result in the liquidation of a greater number of units when the Unit Value is low and the liquidation of a fewer number of units when the Unit Value is high. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets.
     To elect dollar cost averaging, the Account Value in the Contract must be at least $2,500 and a completed Dollar Cost Averaging form must be received at Charter's Home Office. The Owner must designate the frequency and period of time of the transfers, the Subaccount from which transfers are to be made and the Subaccounts and allocation percentages to which funds are to be transferred. The Owner may not participate in dollar cost averaging and asset rebalancing at the same time. The General Account is not available for the dollar cost averaging option.
     After Charter has received a completed Dollar Cost Averaging form, Charter will transfer the amounts designated by the Owner from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts chosen by the Owner. The minimum amount that may be transferred is $50. Each transfer will occur on the date specified by the Owner. If the Owner has specified, or the form is received on the 29th, 30th or 31st, Charter will consider the effective date to be the first Valuation Date of the following month. If no date is specified, funds will be transferred on the monthly, quarterly, semiannual or annual anniversary, (whichever corresponds to the frequency selected by the Owner), of the date of receipt of a completed Dollar Cost Averaging form. The amounts transferred will receive the Unit Values for the affected Subaccounts at the end of the Valuation Date on which the transfers occur. If the anniversary is not a Valuation Date, the transfer will occur on the next Valuation Date. Dollar cost averaging will terminate when the total amount elected has been transferred, or when the value in the Subaccount from which transfers are made is insufficient to transfer the requested amount.

     The Owner may terminate this option at any time by Written Notice. Upon receipt of Written Notice, the value in the Subaccount from which transfers were being made will remain in that Subaccount unless the Owner instructs otherwise. If the Owner wishes to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, or the amount in the Subaccount elected is insufficient to transfer the total requested amount, or after the dollar cost averaging option has been canceled, a new Dollar Cost Averaging Option form must be completed and sent to Charter's Home Office. Charter may discontinue, modify, or suspend the dollar cost averaging option at any time.

Account Value

     On the Effective Date, the Account Value equals the initial Payment less amounts deducted for premium taxes, if any. Thereafter, the Account Value equals the Account Value from the previous Valuation Date increased by: (i) any additional Net Payments received by Charter, (ii) any increase in the Account Value due to investment results of the selected Subaccount(s), and (iii) any interest earned on that portion of the Account Value held in the General Account during the Valuation Period; and reduced by: (i) any decrease in the Account Value due to investment results of the selected Subaccount(s), (ii) a daily charge to cover the mortality and expense risks assumed by Charter and the cost of administering the Contract, (iii) any amounts charged against the Account Value for records maintenance, (iv) amounts deducted for partial surrenders, and (v) amounts deducted, if any, for transfer charges with respect to transfers that occurred during the Valuation Period. See "CHARGES AND DEDUCTIONS."
     A Valuation Period is the period between successive Valuation Dates. It begins at the close of business on each Valuation Date and ends at the close of business on the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business.
     The Account Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Subaccount(s) and any interest earned in the General Account, as well as the deduction of charges. The amount available for distribution of Annuity Payments is equal to the Account Value on the Maturity Date; a Contract ceases to accumulate value after the Maturity Date.

     Unit Value. Each Subaccount has a distinct value (the "Unit Value"). In addition, because of differences in variable annuity contracts funded by the Subaccounts, units in a Subaccount attributable to the Contracts will have different unit values than those attributable to other variable annuity contracts funded by the Subaccount. When a Payment is allocated or an amount is transferred to a Subaccount, a number of units is purchased based on the Unit Value of the Subaccount for the Contracts as of the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from a Subaccount, units are redeemed in a similar manner.
     For each Subaccount, the Unit Value for the Contracts on a given Valuation Date is based on the net asset value of a share of the corresponding Portfolio in which such Subaccount invests. (For the calculation of the net asset value with respect to a Portfolio, see the prospectus for the Fund, a current copy of which is attached to this Prospectus.) Each Valuation Period has a single Unit Value for each type of variable annuity contract funded by the Subaccount. This unit value applies for each day in that period. The Unit Value for the Contracts for each subsequent Valuation Period is the Investment Experience Factor for the Contracts (described below) for that Valuation Period multiplied by the Unit Value for the Contracts for the immediately preceding Valuation Period.
     Investment Experience Factor. The "Investment Experience Factor" measures the investment performance of a Subaccount during a Valuation Period. An Investment Experience Factor is calculated separately for the Contracts for each of the Subaccounts. The Investment Experience Factor of a Subaccount for the Contracts for a Valuation Period equals (a) divided by
(b), minus (c), where:

     (a)  is   (i)     the value of the net assets of the Subaccount at the
end of the preceding Valuation Period, plus
               (ii)    the investment income and capital gains, realized or
unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the Investment Experience Factor is being determined, minus
               (iii)   the capital losses, realized or unrealized, charged
against those assets during the Valuation Period, minus
               (iv)    any amount charged against the Subaccount for taxes
or any amount set aside during the Valuation Period by Charter as a provision for taxes attributable to the operation or maintenance of that Subaccount (see "CHARGES AND DEDUCTIONS--Other Taxes"); and

     (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

     (c) is a charge that compensates Charter for certain administrative expenses and mortality and expense risks which are assumed by Charter in connection with the Contracts. See "CHARGES AND DEDUCTIONS -- Mortality and Expense Risk Charge and Contract Administration Charge."

Contract Ownership

     Subject to certain restrictions discussed below, an Owner may designate a new Owner or Joint Owner at any time during the life of the Annuitant. Under the terms of the Contract, if a Joint Owner is named, unless otherwise specified by the Owner, Charter will presume the ownership to be as joint tenants with right of survivorship. If any Owner dies before the Annuitant and before the Maturity Date, the rights of the Owner will belong to the Joint Owner, if any, otherwise to the Beneficiary. The interest of any Owner or Joint Owner may be subject to the rights of any assignee. See "THE CONTRACT -- Assignment of Contract."
     A new Owner or a Joint Owner may not be designated with respect to a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Tax Status of the Contract." An Owner's designation of a new Owner may be subject to federal income tax. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Taxation of Annuities."
     An Owner may designate a new Owner by submitting Written Notice to Charter. The change will take effect as of the date the Written Notice was signed. Charter will not be liable for any payment made or other action taken before the Written Notice was received and recorded by Charter.

Assignment of Contract

     Except in the case of a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code, an Owner may assign:
(i) all or a portion of his or her right to receive Annuity Payments under the Contract or (ii) the Contract as collateral security. An assignment by the Owner before the Maturity Date of any portion of the right to receive Annuity Payments entitles the assignee to receive the assigned Annuity Payments in a lump sum, as of the Maturity Date. Such lump sum payment generally will be made within seven days. An assignment by the Owner after the Maturity Date of any portion of the right to receive Annuity Payments entitles the assignee to receive the assigned Annuity Payments in accordance with the Annuity Income Option in effect on the Maturity Date. The assignee may not select an Annuity Income Option or change an existing Annuity Income Option. See "THE CONTRACT -- Contract Ownership."
     In the case of a Qualified Contract, certain assignments permissible under the Contract may adversely affect the qualification for special federal income tax treatment of the underlying retirement plan or individual retirement account. Potential purchasers of Qualified Contracts are urged to consult their tax advisers.
     If the right to receive Annuity Payments is assigned or the Contract is assigned as collateral security, the Owner's rights and those of any Beneficiary will be subject to such assignment. Charter is not responsible for the adequacy of any assignment and will not be bound by the assignment until satisfactory written evidence of the assignment has been received. In certain circumstances, an assignment will be subject to federal income tax. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Taxation of Annuities."

State Exceptions

     The Contracts issued in various states may vary according to the requirements of specific state insurance departments. At the time of printing of this prospectus, the following state variations were in effect:

Massachusetts and Montana Residents:

     At the time the contract form was filed, the Commonwealth of Massachusetts and the State of Montana prohibited the use of actuarial tables that distinguish between men and women in determining benefits for annuity contracts issued on the lives of residents. Therefore, Contracts offered by this Prospectus on the lives of Montana and Massachusetts residents will have Annuity Income Options which are based on actuarial tables that do not differentiate on the basis of sex. See "DISTRIBUTIONS UNDER THE CONTRACT -- Annuity Payments and Annuity Income Options."

Missouri, North Carolina, Oklahoma, South Carolina and Utah:

     An Owner of a Contract issued in Missouri, North Carolina, Oklahoma, South Carolina and Utah who cancels the Contract within the Ten Day Right to Examine the Contract will receive the greater of (1) a full refund of the initial Payment, or (2) the Account Value plus any amount deducted for taxes or charges from the initial Payment. See "THE CONTRACT -- Examination Period".

Washington:

An Owner of a Contract issued in Washington who cancels the Contract within the Ten Day Right to Examine the Contract will receive a refund of the initial Payment. See "THE CONTRACT -- Examination Period".


                     DISTRIBUTIONS UNDER THE CONTRACT

Full and Partial Surrender Privileges

     A full or partial surrender of the Contract may be made at any time subject to certain conditions. No full or partial surrenders may be made after the Maturity Date. The total amount available for any surrender is the Account Value.

     No commission or redemption charge is deducted from the Account Value upon full or partial surrender of a Contract.
     In addition to the conditions set forth above, the ability of an Owner to make a partial surrender of a Contract is subject to the further conditions that: (i) the minimum amount that can be withdrawn in a partial surrender is $500 and (ii) the Contract must have an Account Value of at least $2,500 after the surrender. In addition, a partial surrender request must contain explicit instructions as to the withdrawal of amounts, including the amount to be withdrawn from each of the selected Subaccounts
and/or the General Account.   If any portion of the surrender is to be
withdrawn from the General Account, the amount requested will be deducted proportionately from each Declaration Period, and will be on a first-in, first-out basis within the Declaration Period(s). A partial surrender cannot be made in the absence of specific direction from the Owner with respect to the allocation of 100% of the surrender amount to be withdrawn from the Subaccount and/or the General Account.
     An Owner may make a partial surrender by sending a Written Request or by telephone if a currently valid telephone transfer request form is on file with Charter. An Owner may make a full surrender only by sending a Written Request to Charter. The Account Value payable to the Owner upon a full or partial surrender will be calculated at the price next computed after Charter receives a request for surrender. Charter generally will pay the Owner any Account Value owed in respect of a full or partial surrender within seven days of receipt of the request for surrender. If, at the time an Owner makes a partial or full surrender request, such Owner has not provided Charter with a written election not to have federal income taxes withheld, Charter, by law, must withhold such taxes from the taxable portion of any full or partial surrender. In addition, the Code provides that a federal penalty tax may be imposed on certain surrenders. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Taxation of Annuities."
     Because the Owner assumes the investment risk with respect to amounts allocated to the Variable Account, the total amount paid upon surrender of the Contract (taking into account any prior withdrawals) may be more or less than the total Payments made under the Contract. See "THE CONTRACT -- Account Value."

     Systematic Withdrawals. Charter currently offers an option under which partial surrenders of the Contract may be elected by systematic withdrawals. The Owner may elect to receive systematic withdrawals before the Maturity Date by sending a completed Systematic Withdrawal form to Charter at its Home Office. The completed form must include the written consent of any assignee or irrevocable beneficiary, if applicable. The Owner may designate the systematic withdrawal amount as a percentage of the Account Value allocated to the Subaccounts and/or General Account, or as a specified dollar amount. The Owner may designate that systematic withdrawals be made monthly, quarterly, semiannually, or annually. If the Owner has specified, or the form is received on the 29th, 30th or 31st, Charter will consider the effective date to be the first Valuation Date of the following month. If no date is specified, the systematic withdrawal option will commence on the date of receipt of the form.
     Each systematic withdrawal must be at least $250. The systematic withdrawal option will terminate if the amount to be withdrawn exceeds the Account Value or would cause the Account Value to be below $2,500. If any portion of the systematic withdrawal is to be withdrawn from the General Account, the amount requested will be deducted proportionately from each Declaration Period, and will be on a first-in, first-out basis within the Declaration Period(s).
     Each systematic withdrawal will occur as of the end of the Valuation Period during which the withdrawal is scheduled. The systematic withdrawal will be deducted from the Owner's Account Value in the Subaccounts and/or the General Account as directed by the Owner.
     The Owner may terminate this option at any time by Written Notice. If this option is terminated, either by Written Notice by the Owner, or if the amount to be withdrawn has caused the Account Value to be below $2,500, and the Owner wishes to resume systematic withdrawals, a new Systematic Withdrawal form must be completed and sent to Charter's Home Office. Charter may discontinue, modify, or suspend the systematic withdrawal option at any time. The tax consequences of a systematic withdrawal, including a 10% penalty tax imposed on withdrawals made prior to the Owner attaining age 59 1/2 should be carefully considered. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Taxation of Annuities".

Annuity Payments

     If the Annuitant is living on the Maturity Date and the Contract is in force, Annuity Payments will be made to the Owner in accordance with the terms of the Contract and the Annuity Income Option selected by the Owner. The first Annuity Payment will be made within seven days after the Maturity Date.
     The amount of the periodic Annuity Payments will depend upon (i) the Account Value on the Maturity Date, (ii) the age and sex of the Annuitant (or, in the case of Annuity Income Option 2, the age and sex of the Annuitant and the Joint Annuitant) on the Maturity Date, and (iii) the Annuity Income Option selected. See "DISTRIBUTIONS UNDER THE CONTRACT -- Annuity Income Options" and "THE CONTRACT -- State Exceptions." At the Maturity Date, the dollar amount of each periodic Annuity Payment under an Annuity Income Option is fixed and will not change. After the Maturity Date, the Contract will no longer participate in the Variable Account. If, at the time of an Annuity Payment, the Owner has not provided Charter with a written election not to have federal income taxes withheld, Charter, by law, must withhold such taxes from the taxable portion of such Annuity Payment. In addition, the Code provides that a federal penalty tax may be imposed on certain premature Annuity Payments. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES --Taxation of Annuities."
     The amount of the monthly Annuity Payments under Annuity Income Options 1, 2, and 3, described below, may be determined by dividing the Account Value on the Maturity Date by 1,000 and multiplying the result by the appropriate factor contained in the table for the Annuity Income Option selected. The appropriate factor is based on a guaranteed minimum annual interest rate of 3.5%. This factor will be determined at the time of maturity, subject to current market conditions. The annuity tables for Annuity Income Options 1, 2, and 3 are contained in the Contract. Information concerning the amount of the periodic payments under additional Annuity Income Options that become available, if any, will be provided to the Owner prior to the Maturity Date. See "DISTRIBUTIONS UNDER THE CONTRACT -- Annuity Income Options" and "THE CONTRACT --State Exceptions."

Annuity Income Options

     At any time prior to the Maturity Date, the Owner may designate the Annuity Income Option under which Annuity Payments are to be made. If the Owner does not select an Annuity Income Option by the Maturity Date, monthly Annuity Payments will be made to the Owner (i) for the life of the Annuitant or (ii) until the sum of the monthly Annuity Payments made under the Contract equals the Account Value on the Maturity Date, whichever is longer (Annuity Income Option 1). Except with the consent of Charter or as otherwise required by state law, Annuity Income Options are not available if the Account Value is less than $2,500 and is insufficient to produce monthly payments of at least $100. In such cases, the Account Value will be paid in a lump sum by Charter.
     Subject to the exceptions discussed above, three Annuity Income Options are available under the Contract. In addition, an Owner may select any other Annuity Income Option which is offered to Owners by Charter on the Maturity Date of the Contract. Information concerning the availability of additional Annuity Income Options, if any, will be provided prior to the time an Annuity Income Option has to be selected.

     The following Annuity Income Options currently are available:

     Option 1. Life Annuity with Installment Refund - Monthly Annuity Payments will be made to the Owner (i) for the life of the Annuitant or
(ii) until the sum of the monthly Annuity Payments made under the Contract equals the Account Value on the Maturity Date, whichever is longer. If the Owner dies before the sum of the monthly Annuity Payments made equals the Account Value on the Maturity Date, the remaining Annuity Payments will be made to the Beneficiary designated by the Owner. See "DISTRIBUTIONS UNDER THE CONTRACT -- Beneficiary Provisions."

     Option 2. Joint and Survivor Life Annuity with Installment Refund -Monthly Annuity Payments will be made to the Owner under the Contract (i) for as long as either the Annuitant or the Joint Annuitant is living or
(ii) until the sum of the monthly Annuity Payments made under the Contract equals the Account Value on the Maturity Date, whichever is longer. If all Owner(s) die before the sum of the monthly Annuity Payments made under the Contract equals the Account Value on the Maturity Date, the remaining Annuity Payments will be made to the Beneficiary designated by the Owner. See "DISTRIBUTIONS UNDER THE CONTRACT --Beneficiary Provisions."

     Option 3. Installments for Life - Monthly Annuity Payments will be made to the Owner for as long as the Annuitant is living. Payments under this option will end with the last payment made prior to the death of the Annuitant. It would be possible under this option for the Owner to receive only one annuity payment if the Annuitant dies prior to the date of the second payment, two if he or she dies before the third annuity payment date, etc.

     At any time before the Maturity Date, the Owner may select Annuity Income Option 1, 2, or 3 or may change a prior selection of an Annuity Income Option by sending Written Notice to Charter. In addition, on the Maturity Date, an Owner may elect to receive Annuity Payments under any other Annuity Income Option made available by Charter.
     Upon selection of Annuity Income Option 2, the Owner must designate a Joint Annuitant. The life of the Joint Annuitant also will be used to determine the duration of Annuity Payments under Annuity Income Option 2. The amount of the monthly Annuity Payments under Annuity Income Option 2 will be determined by the age and sex of both the Annuitant and the Joint Annuitant. Prior to the Maturity Date, the Owner may select a new Joint Annuitant at any time by sending Written Notice to Charter. The Owner may not select a new Joint Annuitant after the Maturity Date.
     In the case of a Contract qualifying as an individual retirement annuity under Section 408(b) of the Code, an Annuity Income Option may not be selected with a Period Certain that will guarantee Annuity Payments beyond the life (or life expectancy) of the Annuitant. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Tax Status of the Contract."

Maturity Date

     The Owner may specify in the Contract application the Contract Anniversary on which Annuity Payments are to begin. If no Maturity Date is specified in the Contract application, the Maturity Date will be the later of the tenth Contract Anniversary or the Contract Anniversary nearest the Annuitant's 80th birthday.

     In the case of a Qualified Contract, other than an individual retirement annuity qualifying under Section 408(b) of the Code, selection of certain Maturity Dates permissible under the Contract may adversely affect the qualification of the underlying retirement plan for special federal income tax treatment. Potential purchasers of such Qualified Contracts are urged to consult their tax advisers.
     In the case of a Contract qualifying as an individual retirement annuity under Section 408(b) of the Code, the minimum required distribution must be no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70-1/2. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Tax Status of the Contract."
     Subject to the preceding discussion, the Owner may advance or defer the Maturity Date at any time while the Annuitant is living. The new Maturity Date chosen by the Owner must be a Contract Anniversary not later than (i) the Contract Anniversary nearest the Annuitant's 80th birthday; or
(ii) ten years from the upcoming Contract Anniversary, whichever is later. A Maturity Date may be changed only by Written Request to Charter prior to the scheduled Maturity Date.

Death Benefit

     If the Annuitant dies prior to the Maturity Date, a Death Benefit will be paid to the Owner as specified in the Contract. No Death Benefit is payable if the Annuitant dies on or after the Maturity Date.
     If the Annuitant dies prior to the Maturity Date, a Death Benefit equal to the greater of (i) the Account Value or (ii) the sum of the Payments made less the sum of any partial surrenders will be paid in a lump sum to the Owner. If the Owner is a natural person, the Owner may elect to continue the Contract and he or she becomes the Annuitant if the deceased Annuitant was not an Owner. The amount of the Death Benefit will be calculated at the price next computed after Charter receives Proof of Death of the Annuitant and will be paid to the Owner within seven days after Charter receives Proof of Death, or as soon thereafter as Charter has sufficient information to make the payment.

Beneficiary Provisions

     The Beneficiary will receive any amounts payable under the Contract if the Beneficiary survives the Owner(s). If no Beneficiary is specified, or if no Beneficiary survives the Owner by 30 days, the estate of the Owner will receive any remaining amounts payable under the Contract.
     While the Annuitant is living, the Owner may change the Beneficiary or Beneficiaries by sending Written Notice to Charter. Once the notice is received by Charter, the change will take effect as of the date the Written Notice was signed. Charter will not be liable for any payment made or other action taken before such Written Notice was received and recorded by Charter at its Home Office. A Beneficiary named irrevocably may not be changed without written consent of such Beneficiary. The interest of any Beneficiary is subject to the rights of any assignee. See "THE CONTRACT -- Assignment of Contract."

Death of Owner

     In the case of a Nonqualified Contract in which the Owner or any Joint Owner (i) is a natural person, (ii) is not the Annuitant, and (iii) dies before the Maturity Date and prior to the Annuitant's death, the Death
Benefit provisions described above do not apply.   The Account Value will
be paid in a lump sum no later than five years following the date of the Owner's death to the Joint Owner, if applicable; otherwise to the Beneficiary. See "THE CONTRACT --Contract Ownership." The Account Value will be calculated at the price next computed after Charter receives Proof of Death of the Owner. If the Joint Owner, if applicable, or the Beneficiary is the surviving spouse of the Owner, he or she may elect to continue the Contract as if he or she were the original Owner.

Employment-Related Benefit Plans

     In 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity payments provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Contract described in this Prospectus contains Annuity Payment rates for certain Annuity Income Options that distinguish between men and women.
Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Contract may be purchased.

                         CHARGES AND DEDUCTIONS

     No commissions or sales charges are deducted from Payments invested in the Contract or from amounts payable to the Owner upon full or partial surrender of the Contract. Charter pays distribution expenses out of its own funds.
     As more fully described below, certain charges and deductions will be made in connection with the Contract to compensate Charter for (i) providing the Annuity Payments, (ii) assuming certain risks in connection with the Contract, and (iii) administering the Contract.

Mortality and Expense Risk Charge


     Charter deducts a daily charge from the Account Value for certain mortality and expense risks in connection with the Contracts. A daily rate of

 .000010997 of the value of net assets in each Subaccount attributable to the Contracts is charged currently, which corresponds to an annual rate of
 .40%. Charter reserves the right at any time to increase the Mortality and Expense Risk Charge to .70%, which corresponds to a daily rate of
 .000019245, the maximum set forth in the Contract. The Mortality and Expense Risk Charge is applicable only during the period from the Effective Date to the Maturity Date and is not imposed against the General Account. This charge is reflected in the Investment Experience Factor for the Contracts for each Subaccount. The Account Value and Annuity Payments are not affected by changes in actual mortality experience or by actual expenses incurred by Charter. The mortality risks assumed by Charter arise from the contractual obligations to pay Death Benefits prior to the Maturity Date and to make Annuity Payments for the entire life of the Annuitant (or, in the case of Annuity Income Option 2, the entire life of the Annuitant and the Joint Annuitant). Thus, an Owner is assured that neither the Annuitant's longevity (or, in the case of Annuity Income Option 2, the Annuitant's and the Joint Annuitant's longevity) nor an improvement in life expectancy in general which is greater than expected, will have an adverse effect on the Annuity Payments; this eliminates the risk of outliving the funds accumulated for retirement in instances in which the Contract is purchased to provide funds for retirement.

     With respect to expense risks, Charter assumes the risk that the actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, and costs of other services may exceed the amount recovered from any administrative charges.

Contract Administration Charge

     Charter has primary responsibility for the administration of the Contract and the Variable Account. Administrative expenses for Charter include expenses with respect to (i) processing applications, Contract changes, tax reporting, cash surrenders, death claims, and initial and subsequent Payments; (ii) annual and semiannual reports to Owners and regulatory compliance reports; and (iii) overhead costs. Charter deducts a daily charge from the Account Value for incurring administrative expenses in connection with the Contract and the Variable Account.
     A daily rate of .000008248 of the value of net assets in each Subaccount attributable to the Contracts is charged; this corresponds to an annual rate of .30%. The Contract Administration Charge is applicable only during the period from the Effective Date to the Maturity Date and is not imposed against the General Account. This charge is reflected in the Investment Experience Factor for the Contracts for each Subaccount.

Records Maintenance Charge

     Currently, no charge is being imposed for records maintenance. The Contract, however, permits Charter to deduct a maximum amount of $40 from the Account Value for each Contract at the beginning of each Contract Year to reflect the cost of performing records maintenance for the Contracts.
If this charge were imposed it would be deducted proportionately from each of the Subaccounts and each of the Declaration Period(s) in the General Account (on a first-in, first-out basis within each Declaration Period) in which the Owner has funds allocated. The Records Maintenance Charge, if deducted, would apply only during the period from the Effective Date to the Maturity Date and would not be prorated if the Owner surrendered the Contract during a Contract Year.

Premium Taxes

     Most states and political subdivisions do not assess premium taxes. Where state premium taxes are assessed, Charter will deduct the amount of tax due from each Payment at rates ranging from a minimum of .5% to a maximum of 3.5%. Any premium taxes levied by political subdivisions will likewise be deducted from Payments; such taxes are generally at rates of less than 1%.
     On an initial Payment or an Additional Payment in which the premium tax exceeds 3.5% of the Payment, Charter will accept the Payment only if the Owner provides written authorization allowing the deduction from the Account Value of the applicable premium tax after receiving notice of such tax.

Other Taxes

     No charges currently are made against the Variable Account for federal, state, or local taxes other than premium taxes. Should Charter determine that any such taxes may be imposed with respect to the Variable Account, Charter may deduct such taxes from amounts held in the Variable Account. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Taxation of Charter."

Transfer Charges

     Currently, no charge is being imposed for transfers among Subaccounts. The Contract, however, permits Charter to deduct $10 from each Subaccount from which funds are transferred for the third and each subsequent transfer request made by the Owner during a Contract Year. For the purpose of determining whether a transfer charge is payable, initial allocations of Payments are not considered transfers, nor are transfers of amounts among Declaration Periods within the General Account or transfers to any Subaccount(s) at the end of a Declaration Period. All transfer requests made at the same time will be treated as one request. No transfer charges will be imposed for transfers which are not at the Owner's request. Charter may impose the transfer charge described above at any time. See "THE CONTRACT -- Transfers."

Charges Against the Fund

     Scudder, Stevens & Clark, Inc. provides investment advisory services for the Portfolios under the investment advisory agreements between the Fund, on behalf of the Portfolios, and the Adviser. The Fund is responsible for all of its other expenses. The net assets of the Variable Account will reflect deductions in connection with the investment advisory fee and other expenses incurred by the Fund. The investment advisory fees differ with respect to each of the Portfolios. See "SCUDDER VARIABLE LIFE INVESTMENT FUND." For more information concerning the investment advisory fee and other charges against the Portfolios, see the prospectus for the Fund, a current copy of which is attached to this Prospectus.


               CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     The following summary is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Code, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, and trusts or estates that are subject to United States federal income tax regardless of the source of their income. This summary does not discuss the consequences of an exchange of another annuity contract for a Contract or a surrender of another annuity contract to provide funds for investment in a Contract. Additional information regarding such exchanges or surrenders is contained in the Statement of Additional Information, which is available at no cost to any person requesting a copy by writing to Charter or by calling (800) 242-4402.
     The Qualified Contract was designed for use by retirement plans and individual retirement accounts that qualify for special federal income tax treatment under Section 401(a) or 408(a) of the Code and individuals purchasing individual retirement annuities that qualify for special federal income tax treatment under Section 408(b) of the Code. Certain requirements must be satisfied in purchasing a Qualified Contract for the plan, account, or annuity to retain its special tax treatment. This summary does not discuss such requirements, and assumes that Qualified Contracts are purchased pursuant to retirement plans or individual retirement accounts, or are individual retirement annuities, that qualify for such special tax treatment. Additionally, because any distribution with respect to a Qualified Contract, other than an individual retirement annuity qualifying under Section 408(b) of the Code, will be made to an entity that is exempt from federal income tax, this summary does not discuss the annuity consequences with respect to Qualified Contracts other than such individual retirement annuities.

     THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. EACH POTENTIAL PURCHASER IS URGED TO CONSULT HIS OR HER OWN TAX ADVISER AS TO THE CONSEQUENCES OF INVESTMENT IN A CONTRACT UNDER FEDERAL AND
APPLICABLE STATE, LOCAL, AND FOREIGN TAX LAWS BEFORE MAKING ANY PAYMENT.

Tax Status of the Contract

     Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) apply a diversification formula to each of the Subaccounts. The Variable Account, through the Fund and its Portfolios, intends to comply with the diversification requirements of the Treasury regulations. Charter and the Fund have entered into agreements regarding participation in the Fund that require the Fund and its Portfolios to be operated in compliance with the Treasury regulations.
     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."
     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and contract values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, Charter does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Charter therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Variable Account.
     The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Contracts provide that (a) if any Owner dies on or after the Maturity Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death, or (b) if any Owner dies before the Maturity Date, the entire interest in the Contract must generally be distributed within five years after the Owner's date of death. These requirements will be considered satisfied if the entire interest in the Contract is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the "designated beneficiary" or for a period not extending beyond the life expectancy of the designated beneficiary. Under Section 72(s) the designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person in order to take advantage of the exceptions noted. If the designated beneficiary is the Owner's surviving spouse and the Owner dies before the Maturity Date, the Contract may be continued with the surviving spouse as the new Owner. The Nonqualified Contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued, and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Nonqualified Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise. Similar rules apply to Qualified Contracts. See "DISTRIBUTIONS UNDER THE CONTRACT -- Death of Owner."
     Other rules may apply to Qualified Contracts.

     Natural Persons. With respect to Owners who are natural persons, the Contract should be treated as an annuity contract for federal income tax purposes, the taxation of which is described below. See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES -- Taxation of Annuities."

     Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the Account Value as of the close of the taxable year and all distributions under the Contract paid in the taxable year and previous taxable years over (ii) the sum of the Payments paid for the taxable year and any prior taxable year and the amounts includible in gross income for any prior taxable year with respect to the Contract.
Section 72(u) of the Code does not apply to (i) a Contract in which the nominal Owner is not a natural person but the beneficial Owner is a natural person, (ii) a Qualified Contract, or (iii) a single-payment annuity the Maturity Date for which is no later than one year from the date of the single Payment and provides for a series of substantially equal periodic payments during the annuity period. Instead, such Contracts are taxed as described below under the heading "Taxation of Annuities."

     Individual Retirement Annuities. In order to qualify as an individual retirement annuity under Section 408(b) of the Code, a Contract must contain certain provisions, including the following; (i) the Owner must be the Annuitant; (ii) the Contract may not be transferable by the Owner, e.g., the Owner may not designate a new Owner or assign the Contract as collateral security; (iii) the total Payments for any Contract Year may not exceed $2,000, unless the portion of such Payments in excess of $2,000 qualifies as a rollover amount or contribution under Section 402(a)(5) or 408(d)(3) of the Code; (iv) Annuity Payments must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70-1/2 and meet certain other requirements; (v) an Annuity Income Option with a Period Certain that will guarantee Annuity Payments beyond the life expectancy of the Annuitant and the Beneficiary may not be selected; and (vi) certain payments of Death Benefits must be made in the event the Annuitant dies prior to the distribution of the Account Value. Contracts intended to qualify as individual retirement annuities under
Section 408(b) of the Code contain such provisions.

     Other Qualified Contracts. A Contract may be purchased by a trust or custodial account that forms a retirement plan qualified under Section 401(a) of the Code or an individual retirement account qualified under
Section 408(a) of the Code. The contributions and benefits in respect of a participant in such a plan or account will be determined by the terms and conditions of the plan or account, rather than the Contract. Charter shall be under no obligation either (i) to determine whether any payment, distribution or other transaction under the Contract complies with the provisions, terms and conditions of such plan or account or of applicable law or (ii) to administer such plan or account, including without limitation any provisions required by the Retirement Equity Act of 1984. The Contract is intended for use by such plans and accounts solely for the accumulation of retirement savings. Adverse tax consequences to the plan or account, the participant or both may result if this Contract is transferred or assigned by the plan or account to any individual as a means to provide benefit payments. A qualified tax adviser should be consulted with respect to the use of the Contract in connection with such a plan or account.

Taxation of Annuities

     The discussion below applies only to those Contracts that qualify as annuity contracts for federal income tax purposes.

     In General. An Owner of a Contract should not be taxed on increases in the Account Value until distribution occurs either in the form of amounts received in partial or full surrender or as Annuity Payments under the Annuity Income Option selected. The taxable portion of any such distribution generally will be taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Account Value (including assignment prior to the Maturity Date of an Owner's right to receive Annuity Payments) generally will be treated as a distribution in the amount of such portion of the Account Value. Additionally, when an Owner designates a new Owner prior to the Maturity Date without receiving full and adequate consideration, the old Owner generally will be treated as receiving a distribution under the Contract in an amount equal to the excess (if any) of the Account Value at the time of such designation over the Investment in the Contract at such time. "Investment in the Contract" means (i) the aggregate amount of any Payments paid by or on behalf of the recipient or deemed recipient minus (ii) the aggregate amount received under the Contract which was excluded from the gross income of the recipient or deemed recipient (except that the amount of any loan secured by a Contract will be disregarded to the extent such amount is excluded from gross income) plus (iii) the amount of any loan secured by a Contract to the extent that such amount is included in the gross income of the Owner. Any such deemed distribution generally will be taxable in an amount equal to the excess (if any) of the Account Value immediately before the distribution is deemed to occur over the Investment in the Contract at such time. Additionally, the assignment prior to the Maturity Date of an Owner's right to receive Annuity Payments without full and adequate consideration generally will be treated as a distribution under the Contract in an amount equal to the excess of the Account Value at the time of such assignment over the Investment in the Contract at such time; any such deemed distribution will be taxable in full.

     Surrenders. In the case of a partial surrender under a Nonqualified Contract, the amount received generally will be taxable in an amount equal to the excess (if any) of the Account Value immediately before the surrender over the Investment in the Contract at such time. In the case of a partial surrender under a Qualified Contract, generally a portion of the amount received, based on the ratio of the Investment in the Contract to the Account Value, will be includible in the recipient's taxable income. In the case of a full surrender under a Nonqualified or Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Investment in the Contract. In the case of a Qualified Contract (i) the Investment in the Contract may be zero and (ii) certain surrenders will not be taxed if they qualify under Section 402(a) or 408(d)(3) of the Code as rollover contributions to certain retirement plans and individual retirement arrangements.

     Annuity Payments. Generally, a portion of each of the Annuity Payments will be includible in the taxable income of the recipient. There is, in general, no tax on the portion of each Annuity Payment that bears the same ratio to the amount of such Annuity Payment as the Investment in the Contract on the Maturity Date bears to the total "Expected Return" under the Contract as of the Maturity Date; the remainder of each Annuity Payment is taxable. Once the aggregate amount received under the Contract on or after the Maturity Date that was excluded from gross income equals the Investment in the Contract on the Maturity Date, any additional Annuity Payments will be included in gross income in their entirety. If, after the Maturity Date, Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the Investment in the Contract as of the Maturity Date over the aggregate amount of Annuity Payments received on or after the Maturity Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

     Penalty Taxes. In the case of a deemed distribution under a Nonqualified Contract resulting from a pledge, assignment, or agreement to pledge or assign; a surrender of a Nonqualified Contract; or an Annuity Payment with respect to a Nonqualified Contract, there may be imposed on the taxpayer a federal penalty tax equal to 10% of the amount of the distribution (or deemed distribution) that is includible in gross income. The penalty tax generally will not apply to any distribution (i) made on or after the date on which the taxpayer attains age 59-1/2; (ii) made as a result of the death of the Owner; (iii) attributable to the disability of the taxpayer; or (iv) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary. Similar penalties apply to Qualified Contracts. In addition, if a minimum distribution is required under a Qualified Contract as a result of the Annuitant's death or attainment of age 70-1/2, a 50% excise tax will apply to the portion of any such required minimum distribution that is not actually distributed. In the case of Qualified Contracts, penalty taxes or other adverse tax consequences may result if excess contributions are made, if an annual distribution from the individual retirement annuity and certain other retirement arrangements exceed specified amounts, or in certain other circumstances.

     Transfer of Ownership. A transfer of ownership of a Contract or assignment of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer or assignment of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     Withholding. The portion of any distribution under a Contract that is includible in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. Effective January 1, 1993 certain distributions from retirement plans qualified under Section 401(a) of the Code are subject to mandatory withholding.

     Multiple Contracts. All nonqualified deferred annuity contracts entered into after October 21, 1988, that are issued by Charter (or its affiliates) to the same Contract Owner during any calendar year will be treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (ii) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

     Tax Legislation. In past years, legislation has been proposed in the U.S. Congress which would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have adversely affected annuities that do not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although Congress is not now actively considering any legislation regarding the taxation of annuities, there is no way of knowing if legislation affecting the taxation of annuities will, at some time, be enacted, or the extent to which any change in the taxation of annuities would be retroactive in effect (i.e., effective prior to the date of enactment).

Taxation of Charter

     At the present time, Charter makes no charge to the Variable Account for any Federal, state or local taxes that it incurs which may be attributable to such Account or to the Contracts. Charter, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Variable Account or to the Contracts.

                          GENERAL PROVISIONS

The Contract

     The Contract, its endorsements, riders, and the Contract application constitute the entire contract between Charter and the Owner. Only the President, a Vice President, the Secretary, or an Assistant Secretary of Charter is authorized to change or waive the terms of a Contract. Any change or waiver must be in writing and signed by one of those persons.

Deferment of Payment and Transfers

     Payment of any amount due from the Variable Account with respect to a surrender, the Death Benefit, or the death of the Owner of a Nonqualified Contract generally will occur within seven days from the date Written Notice is received, except that Charter may be permitted to defer such payment if: (i) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
(ii) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or (iii) the SEC permits a delay for the protection of Owners. In addition, transfers of amounts from the Subaccounts may be deferred under these circumstances.

     Payments and Transfers from the General Account. Charter anticipates that payments and transfers from the General Account will occur within seven business days after receipt. In accordance with state insurance law to the extent any payments are to be made from the General Account, such payments may be postponed for up to six months in certain circumstances.

     Payment Not Honored by Bank. Any Payment which is derived, all or in part, from any amount paid to Charter by check or draft may be postponed until such time as Charter determines that such instrument has been honored.

Contract Expiration

     The Contract will expire and be of no effect when the Account Value is insufficient to cover deductions for the Mortality and Expense Risk Charge, the

Contract Administration Charge, any Records Maintenance Charge which may be imposed, and transfer charges, if any.

Misstatement of Age or Sex

     If the Annuitant's age or sex (and/or the Joint Annuitant's age or sex, if Annuity Income Option 2 is selected) has been misstated on the application, Charter will recalculate the Annuity Payments to reflect the calculations that would have been made had the Annuitant's age and sex (and/or the Joint Annuitant's age and sex, if Annuity Income Option 2 is selected) been correctly stated.

Nonparticipating Contract

     The Contract does not participate in the divisible surplus of Charter. No dividends are payable on the Contract.

Written Notices and Requests; Owner Inquiries

     Any Written Notice or Written Request required to be sent to Charter should be sent to 8301 Maryland Avenue, St. Louis, Missouri 63105. Any notice or request must be on the required form provided by Charter and contain such information as Charter requires to process such notice or request, including the Contract number and the Owner's full name and signature. Any notice sent by Charter to an Owner will be sent to the address shown in the application unless a Written Notice of an address change has been filed with Charter. All Owner inquiries should be addressed to Charter at its Home Office or made by calling (800) 242-4402 and should include the Contract number and the Owner's full name.

Records and Reports

     Charter will maintain all records relating to the Variable Account. At the end of each calendar quarter, Charter will send Owners, at their last known address of record, statements listing the Account Value, additional Payments, transfers, any charges, and any partial surrenders made during the year. Owners will also be sent annual and semiannual reports for the Fund, which will include a list of the securities held by each Portfolio as of the current date of the report to the extent required by the 1940 Act.


                   DISTRIBUTION OF THE CONTRACT

     The principal underwriter of the Contracts is CNL. CNL is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. The principal address of CNL is 8301 Maryland Avenue, St. Louis, Missouri 63105.
     For its services as Principal Underwriter, Charter pays to CNL, on a monthly basis, .50% of new and additional Payments for the Contracts. Charter and CNL have also entered into a general expense reimbursement agreement for expenses incurred by CNL in connection with distribution expenses relating to the offering of the Contracts and other variable annuity and variable life insurance contracts issued by Charter. Commissions relating to the sale of the Contracts totaling $230,970.90, $189,809.18 and $464,600.72 were paid by Charter to CNL in 1996, 1995 and
1994, respectively.
     CNL has contracted with Scudder Investor Services, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contracts. Scudder is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the National Association of Securities Dealers, Inc. Individuals directly involved in the sale of the Contracts are registered representatives of Scudder and licensed agents of Charter. The principal address of Scudder is Two International Place, Boston, Massachusetts 02110-4103.
     CNL is doing business under the following names in the states indicated: CNL Insurance Marketing, Inc. in California, Florida, Minnesota, Montana, New Hampshire, and New Jersey; CNL Insurance & Financial Services, Inc. in Illinois, Kentucky, Maine, Maryland, Nevada, Rhode Island, and Utah; and CNL, Inc. of Missouri in Vermont.

     The Contracts will be offered to the public on a continuous basis, and neither CNL nor Scudder anticipates discontinuing the offering of the Contracts. However, both CNL and Scudder reserve the right to discontinue the offering at any time.


                               VOTING RIGHTS

     To the extent required by law, Charter will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Charter determines that it is permitted to vote the Fund's shares in its own right, it may elect to do so.
     The number of votes that an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes for each Subaccount that an Owner has the right to instruct will be determined by dividing a Contract's value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of a Portfolio that the Owner has the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to that meeting in accordance with procedures established by the Fund.
     Charter will vote shares of the Fund as to which no timely instructions are received in proportion to the voting instructions which are received with respect to all variable annuity contracts (including the Contracts) issued by Charter and participating in that Portfolio. Charter also will vote shares it owns that are not attributable to variable annuity contracts in the same proportion.
     Separate accounts of other insurance companies, including insurance companies affiliated with Charter, may also invest premiums for variable life and variable annuity contracts in the Fund. It is to be expected that Fund shares held by those separate accounts will be voted according to the instructions of the owners of those variable life and variable annuity contracts. This will dilute the effect of the Owners' voting instructions. Charter does not see any disadvantages to this dilution.
     Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

                            LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Charter is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.


                         ADDITIONAL INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended and the 1940 Act with respect to the Contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement to all of which reference is made for further information concerning the Variable Account, Charter, and the Contract offered hereby. Statements contained in this Prospectus as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                      TABLE OF CONTENTS FOR
               STATEMENT OF ADDITIONAL INFORMATION


                                                        Prospectus
                                                Page    Reference*

     STATE REGULATION OF CHARTER                  1

     CERTAIN FEDERAL INCOME TAX
       CONSEQUENCES OF CERTAIN
       EXCHANGES AND SURRENDERS                   1        37

     SAFEKEEPING OF THE VARIABLE
       ACCOUNTS ASSETS                            1

     CALCULATION OF YIELDS
       AND TOTAL RETURNS                          2        11
          Money Market Subaccount Yields          2
          Other Subaccount Yields                 3
          Total Returns                           4
          Effect of the Records Maintenance
            Charge on Performance Data            5

     OTHER PERFORMANCE DATA                       6        12
          Cumulative Total Returns                6
          Comparison of Performance and
            Expense Information                   7

     LEGAL MATTERS                                7        47

     INDEPENDENT ACCOUNTANTS                      7

     FINANCIAL STATEMENTS                         8        10


     * The corresponding section headings may be found in the Prospectus at the pages indicated.

                             CHARTER NATIONAL
                        VARIABLE  ANNUITY  ACCOUNT


                               STATEMENT  OF
                          ADDITIONAL  INFORMATION
                        FOR  THE  FLEXIBLE  PREMIUM
                        VARIABLE  DEFERRED  ANNUITY


                                Offered by


                             CHARTER  NATIONAL
                          LIFE  INSURANCE  COMPANY

                          (A Missouri Stock Company)
                             8301 Maryland Avenue
                         St. Louis, Missouri  63105

                               ---------------

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Variable Deferred Annuity (the "Contract") offered by Charter National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1997, by calling (800) 225-2470, or writing to Scudder Investment Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                             Dated  May 1, 1997

                             TABLE OF CONTENTS

                                                          Prospectus
                                                   Page   Reference*

STATE REGULATION OF CHARTER                          1

CERTAIN FEDERAL INCOME TAX CONSEQUENCES
  OF CERTAIN EXCHANGES AND SURRENDERS                1        37

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS         1

CALCULATION OF YIELDS AND TOTAL RETURNS              2        11
   Money Market Subaccount Yields                    2
   Other Subaccount Yields                           3
   Total Returns                                     4
   Effect of the Records Maintenance Charge
      on Performance Data                            5

OTHER PERFORMANCE DATA                               6        12
   Cumulative Total Returns                          6
   Comparison of Performance and Expense Information 7

LEGAL MATTERS                                        7        47

INDEPENDENT ACCOUNTANTS                              7

FINANCIAL STATEMENTS                                 8        10


* The section headings corresponding to those contained herein may be found in the Prospectus at the pages indicated.

     In order to supplement the description in the Prospectus, the following provides additional information about Charter and the Contract which may be of interest to an Owner.

                        STATE REGULATION OF CHARTER

     Charter is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. Quarterly statements are filed with the Missouri Director of Insurance covering the operations and reporting on the financial condition of Charter. Periodically, the Missouri Director of Insurance examines the financial condition of Charter, which examination includes the liabilities and reserves of the Variable Account and other separate accounts of which Charter is the depositor.

     In addition, Charter is subject to the insurance laws and regulations of all the states in which it is licensed to operate. The availability of the Contract and certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contract will be modified accordingly.

                CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF
                     CERTAIN EXCHANGES AND SURRENDERS

     Under Section 1035 of the Code, generally no gain or loss is recognized on a qualifying exchange of an annuity contract for another annuity contract. A direct exchange of an annuity contract for a Contract should qualify as an exchange under Section 1035 of the Code. There are, however, certain exceptions to this rule. Moreover, although the issue is not free from doubt, certain surrenders under an annuity contract followed by an investment in the Contract also may qualify as exchanges under
Section 1035 of the Code. Due to the uncertainty of the rules regarding the determination of whether a transaction qualifies under Section 1035 of the Code, prospective purchasers are urged to consult their own tax advisers.

     In addition to being nontaxable events, certain exchanges qualifying under Section 1035 of the Code may also result in a carry-over of the federal income tax treatment of the old annuity contract to the new annuity contract. Due to the complexity of the rules regarding the proper treatment of an exchange qualifying under Section 1035 of the Code, however, prospective purchasers are urged to consult their own tax advisers.

               SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

     Charter holds the assets of the Variable Account. The assets are kept segregated and held separate and apart from the general funds of Charter. Charter maintains records of all purchases and redemptions of the shares of each Portfolio. A blanket fidelity bond in the amount of $10,000,000 covers all of the officers and employees of Charter.

                  CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, Charter may disclose yields, total returns and other performance data pertaining to the Contracts for the Subaccounts in accordance with the standards defined by the Securities and Exchange Commission. Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. Also, because of differences in Variable Account charges for different variable annuity contracts invested in the Variable Account, the yields, total returns and other performance data for the Subaccounts will be different for the Contract than for such other variable annuity contracts. The calculations of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Most states and political subdivisions do not assess premium taxes. Where state premium taxes are assessed, Charter will deduct the amount of tax due from each payment at rates ranging from a minimum of .5% to a maximum of 3.5%. Any premium taxes levied by political subdivisions will likewise be deducted from payments; such taxes are generally at rates of less than 1%.

     The performance data for periods prior to the date the Subaccounts commenced operations is based on the performance of the Scudder Variable Life Investment Fund's Portfolios and the assumption that the Subaccounts were in existence for the same periods as the Fund's Portfolios with a level of charges equal to those currently assessed against the Subaccounts. Portfolios and Subaccounts commenced operations as indicated:

     Subaccount/Portfolio     Subaccount        Portfolio
     Money Market             October, 1988     July, 1985
     Bond                     October, 1988     July, 1985
     Balanced                 October, 1988     July, 1985
     Capital Growth           October, 1988     July, 1985
     International            October, 1988     May, 1987
     Growth and Income        May, 1994         May, 1994
     Global Discovery         May, 1996         May, 1996

Money Market Subaccount Yields

     Based on the method of calculation described below, the Current Yield and Effective Yield on amounts held in the Money Market Subaccount for the seven-day period ending December 31, 1996, were as follows:
             Current Yield   = 4.30%

             Effective Yield = 4.39%

     The Current Yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Administration Charge and the Mortality and Expense Risk Charge. Current Yield is calculated according to the following formula:

   Current Yield = ((NCS - ES) / UV)  x  (365 / 7)

     The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

   Effective Yield = (1 + ((NCS - ES) / UV))(to the power of 365 / 7) - 1

Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit under a Contract.
ES = Per unit expenses of the Subaccount for the Contracts for the seven-day period.
UV = The unit value for a Contract on the first day of the seven-day period.

     The Current and Effective Yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and the operating expenses.

Other Subaccount Yields

     Based on the method of calculation described below, for the thirty-day period ending December 31, 1996, the Yield for the Bond Subaccount was as follows:

                               Yield = 5.41%

     The 30-Day Yield refers to income generated by the Bond Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period, and by (iv) multiplying that result by 2. Expenses attributable to the Bond

Subaccount for the Contracts include the Administration Charge and the Mortality and Expense Risk Charge. The 30-Day Yield is calculated according to the following formula:

   30-Day Yield = 2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6) - 1)

Where:

NI = Net income of the portfolio for the 30-day period attributable to the Subaccount's units.
ES  = Expenses of the Subaccount for the Contracts for the 30-day period.
U   = The average daily number of units outstanding attributable to the
Contracts.
UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

     The 30-Day Yield on amounts held in the Bond Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of
return.   The Bond Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Total Returns

     Based on the method of calculation described below, the Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1996, were as follows:


                 Inception of   Inception of     One Year      Five Year
                the Subaccount  the Portfolio  Period Ending  Period Ending
Subaccount        to 12/31/96    to 12/31/96     12/31/96       12/31/96
Money Market         4.58%          4.77%          4.38%          3.33%
Bond                 7.67%          7.57%          2.09%          6.07%
Balanced            10.44%         10.59%         11.10%          9.01%
Capital Growth      12.85%         13.28%         19.28%         11.64%
International       11.65%          9.04%         13.97%         10.26%
Growth and Income*  20.81%         20.81%         21.30%          N/A
Global Discovery**   7.58%          7.58%          N/A            N/A

* Five Year Average Annual Total Returns are not applicable for the Growth and Income Subaccount as it commenced operation on May 1, 1994.
** One and Five Year Average Annual Total Returns are not applicable for the Global Discovery Subaccount as it commenced operation on May 1, 1996.


     Charter may disclose Total Returns for one or more of the Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the Total Return for these periods will be provided. Total Returns for other periods of time may, from time to time, also be disclosed.

     Total Returns for a Contract represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

    Total Returns will be calculated using Subaccount Unit Values which Charter calculates on each Valuation Date based on the performance of the Subaccount's underlying Portfolio, and the deductions for the Mortality and Expense Risk Charge, the Contract Administration Charge and (for periods prior to January 25, 1991) the Records Maintenance Charge. The Records Maintenance Charge of $35 per year per Contract was deducted at the beginning of each Contract Year. The Total Return is calculated according to the following formula:

   TR = (ERV / P )(to the power of 1 / N) - 1

Where:

TR = The average annual total return net of Subaccount recurring charges for the Contracts.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical single payment of $1,000.
N   = The number of years in the period.

Effect of the Records Maintenance Charge on Performance Data

     The Contract provides for a $40 Records Maintenance Charge to be deducted annually at the beginning of each Contract Year. As a matter of current practice, Charter is not deducting a Records Maintenance Charge. On performance information prior to January 25, 1991, $35 was deducted annually at the beginning of each Contract Year proportionately from each Subaccount based on the value of the amounts in each Subaccount. For purposes of reflecting the Records Maintenance Charge in yield and total return quotations, Charter converted the $35 annual charge into a per dollar per day charge based on the average Account Value of all Contracts on the last day of the period for which quotations were provided and assumed that the charge would be applied to all Contracts. The per dollar per day average charge was then adjusted to reflect the basis upon which the particular quotation was calculated.

The assumed average Records Maintenance Charge was not, except in rare instances, reflective of its actual effect on a particular Contract.

                          OTHER PERFORMANCE DATA
Cumulative Total Returns

     Based on the method of calculation described below, the Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1996, were as follows:


                Inception of   Inception of     One Year       Five Year
               the Subaccount  the Portfolio  Period Ending  Period Ending
Subaccount       to 12/31/96    to 12/31/96      12/31/96      12/31/96
Money Market        44.59%        70.58%           4.38%        17.81%
Bond                83.83%       130.86%           2.09%        34.31%
Balanced           126.61%       217.29%          11.10%        54.04%
Capital Growth     170.90%       317.63%          19.28%        73.53%
International      147.90%       130.84%          13.97%        63.07%
Growth and Income*  65.70%        65.70%          21.30%          N/A
Global Discovery**   5.01%         5.01%           N/A            N/A

*  Five Year Returns are not applicable for the Growth and Income
Subaccount as it commenced operation on May 1, 1994.
** One and Five Year Cumulative Total Returns are not applicable for the Global Discovery Subaccount as it commenced operation on May 1, 1996.


     Charter may disclose Cumulative Total Returns in conjunction with the standard format described above. The Cumulative Total Returns will be calculated using the following formula:

   CTR = (ERV / P) - 1

Where:

CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.
P   = A hypothetical single payment of $1,000.

     Charter may also disclose yield and total returns for the Fund's Portfolios, including such disclosure for periods prior to the date the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Subaccounts will be calculated based on the performance of the Fund's Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts.

     All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

Comparison of Performance and Expense Information

     Expenses and performance information for the Contract and each Subaccount may be compared in advertising, sales literature, and other communications to expenses and performance information of other variable annuity products tracked by independent services such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar and the Variable Annuity Research Data Service ("V.A.R.D.S.") which monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. From time to time, Charter may also compare using other indices that measure performance, such as Standard & Poors 500 Composite ("S & P 500") or the Dow Jones Industrial Average ("Dow"). Unmanaged indices may assume reinvestment of dividends that generally do not reflect deductions for administrative and management cost and expenses.

                              LEGAL MATTERS

     Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain legal matters relating to the Federal Securities Laws. All matters of Missouri law pertaining to the Contracts, including the validity of the Contract and Charter's authority to issue the Contract under Missouri Insurance Law, have been passed upon by Alexis M. Berg, General Counsel of Charter National Life Insurance Company.

                         INDEPENDENT ACCOUNTANTS

     The consolidated financial statements of Charter National Life Insurance Company and Subsidiaries as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 and the financial statements of the Charter National Variable Annuity Account as of December 31, 1996 and for each of the two years in the period ended December 31, 1996 included in this Registration Statement have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, given on the authority of said firm as experts in accounting and auditing.

                           FINANCIAL STATEMENTS

     The financial statements of Charter, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Charter to meet its obligation under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                      INDEX TO FINANCIAL STATEMENTS
                                    AND
                      FINANCIAL STATEMENT SCHEDULES

                                                                    PAGES

                 CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

Report of Independent Accountants                                      9
Financial Statements:
  Statement of Assets and Liabilities as of December 31, 1996         10
  Statement of Operations for the year ended December 31, 1996        11
  Statements of Changes in Net Assets for the years ended
     December 31, 1996 and 1995                                    12-13
  Notes to Financial Statements                                    14-17

                  CHARTER NATIONAL LIFE INSURANCE COMPANY

Report of Independent Accountants                                     18
Consolidated Financial Statements:
  Balance Sheets as of December 31, 1996 and 1995                     19
  Statements of Income for the years ended
     December 31, 1996, 1995 and 1994                                 20
  Statements of Changes in Stockholder's Equity for the
     years ended December 31, 1996, 1995 and 1994                     21
  Statements of Cash Flows for the years ended
     December 31, 1996, 1995 and 1994                              22-23
  Notes to Consolidated Financial Statements                       24-51

Report of Independent Accountants on Financial Statement Schedules 52 Consolidated Financial Statement Schedules:
  Schedule III-Supplementary Insurance Information as of and for
     the years ended December 31, 1996, 1995 and 1994                 53
  Schedule IV-Reinsurance as of and for the years ended
     December 31, 1996, 1995 and 1994                                 54
  Schedule V-Valuation and Qualifying Accounts for the
     years ended December 31, 1996, 1995 and 1994                     55
  Schedule VI-Supplemental Information Concerning Property
     Casualty Insurance Operations for the years ended
     December 31, 1996, 1995 and 1994                                 56

                FINANCIAL STATEMENTS AND SCHEDULES OMITTED

All other schedules are not submitted because they are not required or because the required information is included in the financial statements or notes thereto.

                    REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
Charter National Life Insurance Company:


We have audited the accompanying statement of assets and liabilities of the Charter National Variable Annuity Account (comprising, respectively the Money Market, Bond, Capital Growth, Balanced, International, Growth and Income and Global Discovery Subaccounts) as of December 31, 1996 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of the Charter National Variable Annuity Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held by the custodian as of December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising the Charter National Variable Annuity Account as of December 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 10, 1997

                             CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                                STATEMENT OF ASSETS AND LIABILITIES
                                         December 31, 1996


                                                         Money                       Capital
                                          Total          Market         Bond         Growth
Assets:
Investment in series mutual
   funds, at net asset value
   (cost $328,786,549 in
   total; and $48,138,555,
   $18,670,829, $82,800,918,
   $36,743,802, $68,949,870,
   $60,063,983 and $13,418,592
   for each portfolio, respectively.)   $372,536,101   $48,138,555   $18,406,534   $94,823,132

      Total net assets                  $372,536,101   $48,138,555   $18,406,534   $94,823,132

Net assets:
For variable annuity contracts          $372,008,601   $48,138,555   $18,406,534   $94,823,132
Retained in separate account by
   Charter National Life Insurance
   Company                                   527,500

      Total net assets                  $372,536,101   $48,138,555   $18,406,534   $94,823,132


            The accompanying notes are an integral part of these financial statements.


                             CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                                STATEMENT OF ASSETS AND LIABILITIES
                                         December 31, 1996


                                                                     Growth and     Global
                                        Balanced     International     Income     Discovery
Assets:
Investment in series mutual
   funds, at net asset value
   (cost $328,786,549 in
   total; and $48,138,555,
   $18,670,829, $82,800,918,
   $36,743,802, $68,949,870,
   $60,063,983 and $13,418,592
   for each portfolio, respectively.)   $43,120,710    $81,739,416   $72,323,186   $13,984,568

      Total net assets                  $43,120,710    $81,739,416   $72,323,186   $13,984,568


Net assets:
For variable annuity contracts          $43,120,710    $81,739,416   $72,323,186   $13,457,068
Retained in separate account by
   Charter National Life Insurance
   Company                                                                             527,500


      Total net assets                  $43,120,710    $81,739,416   $72,323,186   $13,984,568



            The accompanying notes are an integral part of these financial statements.


                                                  10a

                         CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                                  STATEMENT OF OPERATIONS
                            For the year ended December 31, 1996

                                                       Money                     Capital
                                          Total        Market       Bond         Growth
Investment income:
Dividend income                        $18,508,247   $2,258,309   $1,770,752   $8,124,333
Less administrative expenses and
   mortality and expense risk charges    2,482,190      324,819      140,373      642,777

   Net investment income                16,026,057    1,933,490    1,630,379    7,481,556

Gains (losses) on investments:
Realized gains (losses):
   Proceeds from sales of fund shares  252,208,855   95,266,246   10,017,061   69,174,645
   Cost of fund shares sold            237,924,486   95,266,246   10,234,630   63,849,333

   Net realized gains (losses)          14,284,369            0     (217,569)   5,325,312

Unrealized gains (losses):
   Beginning of year                    29,942,229                   856,388    9,567,865
   End of year                          43,749,552                  (264,295)  12,022,214

   Change in unrealized gains
      and losses                        13,807,323                (1,120,683)   2,454,349

   Net realized and unrealized
      gains (losses) on investments     28,091,692                (1,338,252)   7,779,661

   Increase in net assets from
      operations                       $44,117,749   $1,933,490     $292,127  $15,261,217




        The accompanying notes are an integral part of these financial statements.


                         CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                                  STATEMENT OF OPERATIONS
                            For the year ended December 31, 1996


                                                                    Growth and     Global
                                         Balanced    International    Income     Discovery*
Investment income:
Dividend income                         $2,250,259    $1,992,554    $2,112,040         $0
Less administrative expenses and
   mortality and expense risk charges      300,573       616,402       402,544     54,702

   Net investment income                 1,949,686     1,376,152     1,709,496    (54,702)

Gains (losses) on investments:
Realized gains (losses):
   Proceeds from sales of fund shares   10,370,636    39,600,114    25,258,651  2,521,502
   Cost of fund shares sold              9,174,768    34,974,706    21,927,338  2,497,465

   Net realized gains (losses)           1,195,868     4,625,408     3,331,313     24,037

Unrealized gains (losses):
   Beginning of year                     5,193,326     7,945,848     6,378,802
   End of year                           6,376,908    12,789,546    12,259,203    565,976

   Change in unrealized gains and
      losses                             1,183,582     4,843,698     5,880,401    565,976

   Net realized and unrealized
      gains (losses) on investments      2,379,450     9,469,106     9,211,714    590,013

   Increase in net assets from
      operations                        $4,329,136   $10,845,258   $10,921,210   $535,311



*  The Global Discovery Portfolio was added to the Fund on May 1, 1996.



        The accompanying notes are an integral part of these financial statements.

                                            11a

                         CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                            STATEMENT OF CHANGES IN  NET ASSETS
                            For the year ended December 31, 1996





                                                      Money                       Capital
                                        Total         Market           Bond       Growth
Changes in assets:
Operations:
   Net investment income            $16,026,057    $1,933,490     $1,630,379   $7,481,556
   Net realized gains (losses)       14,284,369                     (217,569)   5,325,312
   Change in unrealized gains
      and losses                     13,807,323                   (1,120,683)   2,454,349

   Net change from operations        44,117,749     1,933,490        292,127   15,261,217
Capital share transactions:
   Premiums                          43,110,837    11,424,905      1,434,928    7,941,006
   Records maintenance and
      transfer charges                   (3,783)         (743)          (115)      (1,294)
   Capital contributions                500,000
   Contract claims                   (2,099,950)     (447,527)      (116,051)    (488,469)
   Contract surrenders              (28,585,219)   (9,268,415)      (845,515)  (6,114,013)
   Transfers (to) from general
      account and portfolio
      transfers, net                  1,213,069     4,071,669     (3,476,973)  (6,778,672)

   Net change from capital share
      transactions                   14,134,954     5,779,889     (3,003,726)  (5,441,442)

   Total change in net assets       $58,252,703    $7,713,379    ($2,711,599)  $9,819,775


Net assets:
Beginning of year                  $314,283,398   $40,425,176    $21,118,133   $85,003,357
End of year                         372,536,101    48,138,555     18,406,534    94,823,132

   Total change in net assets       $58,252,703    $7,713,379    ($2,711,599)   $9,819,775



        The accompanying notes are an integral part of these financial statements.


                         CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                            STATEMENT OF CHANGES IN  NET ASSETS
                            For the year ended December 31, 1996

                                                                 Growth and       Global
                                      Balanced    International    Income       Discovery*
Changes in assets:
Operations:
   Net investment income             $1,949,686    $1,376,152    $1,709,496      ($54,702)
   Net realized gains (losses)        1,195,868     4,625,408     3,331,313        24,037
   Change in unrealized gains
      and losses                      1,183,582     4,843,698     5,880,401       565,976

   Net change from operations         4,329,136    10,845,258    10,921,210       535,311

Capital share transactions:
   Premiums                           4,165,325     5,345,696    10,501,404     2,297,573
   Records maintenance and
      transfer charges                     (487)       (1,144)
   Capital contributions                                                          500,000
   Contract claims                     (202,793)     (388,763)     (456,347)
   Contract surrenders               (2,136,434)   (7,170,559)   (2,929,580)     (120,703)
   Transfers (to) from general
      account and portfolio
      transfers, net                 (4,872,183)   (7,386,442)    8,883,283    10,772,387

   Net change from capital share
      transactions                   (3,046,572)   (9,601,212)   15,998,760    13,449,257

   Total change in net assets        $1,282,564    $1,244,046   $26,919,970   $13,984,568


Net assets:
Beginning of year                   $41,838,146   $80,495,370   $45,403,216            $0
End of year                          43,120,710    81,739,416    72,323,186    13,984,568

   Total change in net assets        $1,282,564    $1,244,046   $26,919,970   $13,984,568



*  The Global Discovery Portfolio was added to the Fund on May 1, 1996.


        The accompanying notes are an integral part of these financial statements.


                                             12a

                             CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                                STATEMENT OF CHANGES IN  NET ASSETS
                                For the year ended December 31, 1995

                                                  Money                       Capital
                                    Total          Market          Bond        Growth
Changes in assets:
Operations:
   Net investment income         $6,935,058      $2,201,188      $997,553    $2,186,380
   Net realized gains (losses)    7,372,109                       (39,840)    2,927,314
   Change in unrealized gains
      and losses                 32,172,417                     1,846,988    11,995,154

   Net change from operations    46,479,584       2,201,188     2,804,701    17,108,848

Capital share transactions:
   Premiums                      39,101,508      11,001,618     2,245,495     7,895,633
   Records maintenance and
     transfer charges                (5,050)           (989)         (197)       (1,705)
   Capital withdrawals             (626,892)
   Contract claims               (2,162,428)       (323,563)     (116,287)     (609,151)
   Contract surrenders          (37,032,225)    (15,346,765)   (2,475,313)   (6,902,196)
   Transfers (to) from general
      account and portfolio
      transfers, net               (659,874)    (11,425,003)    4,493,036     4,596,242

   Net change from capital
       share transactions        (1,384,961)    (16,094,702)    4,146,734     4,978,823

   Total change in net assets   $45,094,623    ($13,893,514)   $6,951,435   $22,087,671


Net assets:
Beginning of year              $269,188,775     $54,318,690   $14,166,698   $62,915,686
End of year                     314,283,398      40,425,176    21,118,133    85,003,357

   Total change in net assets   $45,094,623    ($13,893,514)   $6,951,435   $22,087,671




The accompanying notes are an integral part of these financial statements.

                        CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                           STATEMENT OF CHANGES IN  NET ASSETS
                           For the year ended December 31, 1995


                                                             Growth and
                                  Balanced     International     Income
Changes in assets:
Operations:
   Net investment income         $1,034,421      ($186,169)     $701,685
   Net realized gains (losses)      421,887      2,717,854     1,344,894
   Change in unrealized gains
      and losses                  6,833,466      5,034,408     6,462,401

   Net change from operations     8,289,774      7,566,093     8,508,980

Capital share transactions:
   Premiums                       3,325,490      5,889,416     8,743,856
   Records maintenance and
      transfer charges                 (515)        (1,644)
   Capital withdrawals                                          (626,892)
   Contract claims                 (275,538)      (773,233)      (64,656)
   Contract surrenders           (3,073,448)    (6,689,175)   (2,545,328)
   Transfers (to) from general
      account and portfolio
      transfers, net              3,728,781    (15,799,969)   13,747,039

   Net change from capital
      share transactions          3,704,770    (17,374,605)   19,254,019

   Total change in net assets   $11,994,544    ($9,808,512)  $27,762,999


Net assets:
Beginning of year               $29,843,602    $90,303,882   $17,640,217
End of year                      41,838,146     80,495,370    45,403,216

   Total change in net assets   $11,994,544    ($9,808,512)  $27,762,999



The accompanying notes are an integral part of these financial statements.


                                                  13a

                CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS

1.   Organization:

The Charter National Variable Annuity Account (the "Variable Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Variable Account was established by Charter National Life Insurance Company ("Charter National"), a wholly-owned subsidiary of Leucadia National Corporation ("Leucadia"), as a separate investment account on May 15, 1987.

The Variable Account receives funds representing premiums collected under the variable annuity contracts (the "Contracts") offered by Charter National. The funds are directed by the Contract owners into one or more subaccounts, each of which, in turn, invests exclusively in the shares of up to seven portfolios of the Scudder Variable Life Investment Fund (the "Fund"), an open-end, diversified investment company managed by Scudder, Stevens & Clark, Inc. (the "Adviser"). The Fund, at December 31, 1996, consists of the Money Market Portfolio, the Bond Portfolio, the Capital Growth Portfolio, the Balanced Portfolio, the International Portfolio, the Growth and Income Portfolio and the Global Discovery Portfolio (collectively referred to as the "Portfolios"). The Global Discovery Portfolio was added to the Fund on May 1, 1996.

The Adviser receives compensation for its management and advisory services. Total annual compensation received by the Adviser in 1996 and 1995 as a percentage of average net assets was as follows:

                                          1996      1995

          Money Market Portfolio          .460%     .500%
          Bond Portfolio                  .610%     .560%
          Capital Growth Portfolio        .530%     .570%
          Balanced Portfolio              .600%     .650%
          International Portfolio        1.050%    1.080%
          Growth and Income Portfolio     .660%     .750%
          Global Discovery Portfolio     1.500%       *

    * The Global Discovery Portfolio was added to the Fund on May 1, 1996.

Charter National has an agreement whereby it reimburses the Fund for its share of the annual operating expenses incurred by the Adviser that exceed 1.50% of the average daily net assets in the International and Global Discovery Portfolios and .75% of the average daily net assets in the remaining Portfolios. Charter National's share of such excess expenses are determined by the proportion of its investment in the Fund to the total investment of all companies participating in the Fund.

Each subaccount is denominated in units having a distinct value (the "Unit Value"). For each subaccount, the Unit Value for the Contracts on a given date is based on the net asset value of a share of the corresponding Portfolio in which such subaccount invests. In addition, because of differences in Contracts funded by the subaccounts, units in a subaccount attributable to certain Contracts will have different Unit

                CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS, Continued

1.   Organization, continued:

Values than those attributable to other Contracts funded by the subaccount. When a payment is allocated or an amount is transferred to a subaccount, a number of units is purchased based on the Unit Value of the subaccount. When amounts are transferred out of or deducted from a subaccount, units are redeemed in a similar manner.

Charter National is domiciled in the State of Missouri. Under Missouri insurance regulations, the assets of the Variable Account are the property of Charter National. The assets of each subaccount attributable to the Contracts, and the income arising therefrom, may not be used to settle the liabilities arising from any other subaccount or from any other business operations of Charter National. The assets of each subaccount in excess of those attributable to the Contracts, and the income arising therefrom, are available for Charter National's general use.

2.   Significant Accounting Policies:

        Investment Valuation:

Investments made in the Portfolios of the Fund are valued at their respective net asset values. Transactions are recorded on the trade date. Dividend income is recognized when declared in all Portfolios except the Money Market Portfolio, which recognizes income based upon a daily earnings rate. Gains and losses on investments, both realized and unrealized, are determined on the basis of the weighted average cost of the aggregate shares held in each of the Portfolios of the Fund.

        Federal Income Taxes:

Under current law, the net income and realized gains and losses attributable to the Contracts are subject to taxation, under certain circumstances, upon the withdrawal of such funds. The Variable Account makes no provision for such future, potentially taxable events as any such taxes that would then become payable would be the responsibility of the owners of the Contracts. Similar items attributable to Charter National's capital contribution are included in its federal income tax return, with provisions for such tax included in the accounts of Charter National.

At the present time, Charter National makes no charge to the Variable Account for any federal, state or local taxes that it incurs which may be attributable to such Account or to the Contracts. Charter National, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Variable Account or to the Contracts.

                CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS, Continued

2.   Significant Accounting Policies, continued:

        Use of Estimates in Preparing Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Basis of Presentation:

Certain amounts in the prior year's financial statements have been reclassified to conform with the 1996 presentation.

3.   Charges and Deductions:

        Mortality and Expense Risk Charges and Administrative Expenses:

Charter National assumes certain mortality and expense risks related to the operation of the Variable Account and deducts daily charges from the Contracts' values at an annual rate of .40% to .90%. Charter National reserves the right to increase the mortality and expense risk charge to an annual rate of .70% to .90%. In addition, similar deductions are made on a daily basis for administrative expenses at an annual rate of .30% to .40%.

        Records Maintenance and Transfer Charges:

On certain Contracts, Charter National annually deducts an amount of $30 per Contract for the cost of performing records maintenance. On certain other Contracts, Charter National is permitted to, but does not currently, deduct a records maintenance charge of up to $40 at the beginning of each Contract year to reflect the cost of performing records maintenance.

On certain Contracts, Charter National deducts a transfer charge of $10 for the third and each subsequent transfer request made during a Contract year. On certain other Contracts, Charter National is permitted to, but does not currently, deduct a transfer charge of $10 for the third and each subsequent transfer request made during a Contract year.

4.   Distribution of the Contracts:

CNL, Inc. ("CNL") is a wholly-owned subsidiary of Campet, Inc., which is a wholly-owned subsidiary of Leucadia. CNL, which acts as the principal underwriter for the Contracts, is registered as a broker-dealer with the Securities and Exchange Commission (the "SEC") and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). CNL receives commissions and underwriting fees directly from Charter National. CNL and Charter National have contracted with Scudder Fund Distributors, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contracts. Scudder is registered with the SEC as a broker-dealer and is a member of the NASD.

                CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS, Continued

5.   Investments:

The following table presents selected data regarding the investments in each of the Portfolios of the Fund at December 31, 1996.

                       Number of                      Net Asset Value
   Portfolio             Shares         Cost         Total    Per Share
   Money Market        48,138,555   $48,138,555   $48,138,555   $1.00
   Bond                 2,734,998    18,670,829    18,406,534    6.73
   Capital Growth       5,746,856    82,800,918    94,823,132   16.50
   Balanced             3,714,101    36,743,802    43,120,710   11.61
   International        6,169,013    68,949,870    81,739,416   13.25
   Growth and Income    7,718,590    60,063,983    72,323,186    9.37
   Global Discovery*    2,209,253    13,418,592    13,984,568    6.33
      Total                        $328,786,549  $372,536,101

The number and cost of Fund shares purchased and sold for the years ended December 31, 1996 and 1995 are as follows:

   Portfolio                 Purchases                      Sales
   1996                  Shares        Cost          Shares       Cost
   Money Market       102,979,625  $102,979,625    95,266,246  $95,266,246
   Bond                 1,280,551     8,643,714     1,490,899   10,234,630
   Capital Growth       4,698,302    71,214,759     4,588,273   63,849,333
   Balanced               834,931     9,273,750       941,665    9,174,768
   International        2,556,375    31,375,054     3,197,461   34,974,706
   Growth and Income    5,026,274    42,966,907     2,997,310   21,927,338
   Global Discovery *   2,621,756    15,916,057       412,503    2,497,465
      Total                        $282,369,866               $237,924,486


   Portfolio                 Purchases                      Sales
   1995                  Shares        Cost          Shares       Cost
   Money Market       102,834,162  $102,834,162   116,727,676 $116,727,676
   Bond                 2,310,078    15,713,001     1,550,879   10,608,087
   Capital Growth       5,659,759    75,914,912     5,167,305   65,822,395
   Balanced             1,443,524    14,154,828       949,735    8,993,750
   International        3,613,436    39,962,229     5,250,847   54,805,152
   Growth and Income    5,106,307    35,825,273     2,234,607   14,524,675
      Total                        $284,404,405               $271,481,735

   * The Global Discovery Portfolio was added to the Fund on May 1, 1996.

                     REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
Charter National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Charter National Life Insurance Company and Subsidiaries (a wholly-owned subsidiary of Leucadia National Corporation), as of December 31, 1996 and 1995 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Charter National Life Insurance Company and Subsidiaries as of December 31, 1996 and 1995 and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.




COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 10, 1997

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED BALANCE SHEETS
                       December 31, 1996 and 1995
                 (Dollars in thousands except par value)


                                                  1996            1995
                ASSETS
Investments
   Available for sale (aggregate cost of
      $1,567,848 and $1,602,497)               $1,567,194      $1,622,448
   Trading securities (aggregate cost of
      $55,732 and $45,073)                         58,269          47,413
   Held to maturity (aggregate fair value
      of $30,868 and $29,765)                      30,858          29,237
   Policyholder loans                              17,813          17,768
   Preferred stock of affiliate                    40,000          40,000
   Other investments, including accrued
      interest income                              19,531          22,389

     Total investments                          1,733,665       1,779,255

Cash and cash equivalents                         214,355         157,062
Reinsurance receivable, net                       210,881         219,022
Premiums and other receivables, net               151,370         155,255
Prepaids and other assets                          15,931          16,813
Property, equipment and leasehold
   improvements, net                               28,493          27,630
Deferred policy acquisition costs                  70,892          62,990
Federal income tax recoverable                                      3,453
Deferred income taxes                              77,732          73,875
Assets held in separate and variable accounts     546,074         472,837


  Total assets                                 $3,049,393      $2,968,192


        LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits                           $793,245        $815,310
Policy and contract claims                        603,253         638,348
Unearned premiums                                 287,828         269,982
Accounts payable and accrued expenses             125,524         113,342
Income taxes payable                               11,263
Other liabilities                                  76,082          81,859
Liabilities related to separate and
   variable accounts                              545,019         472,837
Surplus note                                       25,000          25,000


  Total liabilities                             2,467,214       2,416,678


Stockholder's equity:
   Common stock, $31 par value per share,
     110,000 shares authorized,  issued and
     outstanding                                    3,410           3,410
   Additional paid-in capital                       6,140           6,140
   Net unrealized gain (loss) on investments         (262)         12,968
   Retained earnings                              572,891         528,996

Total stockholder's equity                        582,179         551,514

  Total liabilities and stockholder's equity   $3,049,393      $2,968,192



The accompanying notes are an integral part of these consolidated financial statements.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    CONSOLIDATED STATEMENTS OF INCOME
           For the years ended December 31, 1996, 1995 and 1994
                          (Dollars in thousands)


                                       1996          1995          1994
  Revenues:
   Insurance revenues                $656,304      $653,230      $615,867
   Net investment income              118,555       115,872       107,705
   Service fee revenue                 25,393        27,451        13,958
   Net securities gains (losses)       15,338         4,620        (5,292)
   Surrender and other
      administrative charges            3,169         3,025         3,559
     Other                              2,160         3,285         2,555

        Total revenues                820,919       807,483       738,352

Benefits and expenses:
   Policyholder benefits, claims
      and settlement expenses         545,863       613,497       545,644
   Increase (decrease) in future
      policy benefits                   6,195       (74,334)      (45,062)
   Administrative and general
      expenses                        126,456       128,755       122,038
   Outside marketing costs             24,320        22,123        18,164
   Amortization of deferred policy
      acquisition costs                43,884        38,683        25,427
   Capitalization of policy
      acquisition costs               (51,786)      (55,975)      (41,637)
   Commissions                         12,191        22,926        17,213
    Interest                            2,463         4,146         6,002

      Total benefits and expenses     709,586       699,821       647,789

Income before income taxes            111,333       107,662        90,563

Income taxes:
   Current                             34,173        17,129        12,237
   Deferred                             3,265        14,015        10,851

     Total provision for
        income taxes                   37,438        31,144        23,088

     Net income                       $73,895       $76,518       $67,475


The accompanying notes are an integral part of these consolidated financial statements.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
           For the years ended December 31, 1996, 1995 and 1994
                 (Dollars in thousands, except par value)




                                               Net
                          Common             Unrealized
                          Stock,  Additional   Gain
                          $31 Par  Paid-in   (Loss) on   Retained
                           Value   Capital  Investments  Earnings   Total

Balance, January 1, 1994   $3,410   $6,140    $33,148    $389,703 $432,401

Net income                                                 67,475   67,475
Net change in unrealized
   gain (loss) on
   investments                                (63,151)             (63,151)

Balance, December 31,  1994 3,410     6,140   (30,003)    457,178  436,725

Net income                                                 76,518   76,518
Dividend paid to parent                                    (4,700)  (4,700)
Net change in unrealized
   gain (loss) on
   investments                                 42,971               42,971

Balance, December 31, 1995  3,410      6,140   12,968     528,996  551,514

Net income                                                 73,895   73,895
Dividend paid to parent                                   (30,000) (30,000)
Net change in unrealized
   gain (loss) on
   investments                                (13,230)             (13,230)

Balance, December 31,1996  $3,410     $6,140    ($262)   $572,891 $582,179






The accompanying notes are an integral part of these consolidated financial statements.

          CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF CASH FLOWS
            For the years ended December 31, 1996, 1995 and 1994
                           (Dollars in thousands)



                                         1996         1995         1994
Net cash flows from operating activities:
Net income                              $73,895      $76,518      $67,475
Adjustments to reconcile net income
   to net cash provided by (used for)
   operations:
   Provision (benefit) for deferred
      income taxes                        3,265       14,015       10,851
   Depreciation and amortization of
      property, equipment and leasehold
      improvements                        5,028        3,683        1,964
   Amortization of net investment
      (discount) premium                 (1,000)      (4,171)       1,186
   Net securities (gains) losses        (15,338)      (4,620)       5,292
   Purchases of investments classified
      as trading                       (486,934)    (285,423)    (215,472)
   Proceeds from sales of investments
      classified as trading             483,208      278,188      215,288
   Net change in:
      Accrued investment income           2,512        2,884         (195)
      Reinsurance receivable            (11,651)       7,949       15,083
      Premiums and other receivables,
         net                            (14,099)     (11,647)      (8,638)
      Provision for doubtful accounts       (32)         (31)       1,408
      Prepaids and other assets             364       16,805       (2,169)
      Deferred policy acquisition costs  (7,902)     (17,292)     (16,210)
      Future policy benefits              6,219       (1,336)       7,791
      Policy and contract claims        (35,095)      (4,030)     (44,585)
      Unearned premiums                  17,846       10,802       13,472
      Accounts payable, accrued
         expenses, and other
         liabilities                     12,016       (5,876)       6,398
      Accrued interest on surplus notes     (18)      (2,007)     (10,086)
      Income taxes payable               14,716       (4,318)       3,757

      Net cash provided by operating
         activities                      47,000       70,093       52,610



                                Continued

          CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF CASH FLOWS
            For the years ended December 31, 1996, 1995 and 1994
                           (Dollars in thousands)

                                          1996          1995          1994
Net cash flows from investing activities:
   Purchases of investments (other
      than short-term)                ($1,367,997) ($1,193,260) ($830,834)
   Proceeds from maturities of
      investments                         278,906      351,491    307,407
   Proceeds from sales of
      investments                       1,134,639      849,840    515,499
   Purchase of Colonial Penn Madison
      Insurance Company                                           (37,539)
   Purchases of installment loans              (3)     (22,039)   (18,550)
   Principal collections on
      installment loans                    14,727        6,371      4,587
    Net acquisitions of property and
      equipment                            (5,891)     (11,804)   (17,891)
    Net change in equity in separate
      and variable accounts                (1,000)       1,230       (330)

     Net cash provided by (used for)
         investing activities              53,381      (18,171)   (77,651)

Net cash flows from financing activities:
   Revolving credit note repayments        (3,000)     (22,500)
   Mortgage proceeds (repayments)            (332)       2,685
   Net change in capital leases            (1,264)         685        354
   Net change in policyholder
      account balances                     (8,492)     (15,896)   (20,439)
   Surplus note repayments                             (21,000)   (19,000)
   Dividend paid to parent                (30,000)      (4,700)

     Net cash used for financing
         activities                       (43,088)     (60,726)   (39,085)


     Net increase (decrease) in cash
         and cash equivalents              57,293       (8,804)   (64,126)
Cash and cash equivalents at January 1,   157,062      165,866    229,992

Cash and cash equivalents at
   December 31,                          $214,355    $157,062   $165,866


Supplemental disclosures of cash flow information:
   Cash paid during the year for:
      Interest                             $2,649       $6,311    $15,834
      Income tax payments, net of refunds $23,294      $23,847    $13,307



The accompanying notes are an integral part of these consolidated financial statements.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Nature of Operations

Charter National Life Insurance Company ("Charter") is a wholly-owned subsidiary of Leucadia National Corporation ("Leucadia"), a publicly traded holding company domiciled in the state of New York. Charter is a specialty markets provider of personal lines property and casualty and life and health products to niche markets throughout the United States. The principal personal lines insurance products are automobile insurance, homeowners insurance, graded benefit life insurance and medicare supplement insurance, all marketed primarily to the age 50-and-over population, and variable annuity products.

2.   Significant Accounting Policies:

     a.   Use of Estimates in Preparing Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     b.   Principles of Consolidation:

The consolidated financial statements include the accounts of Charter National Life Insurance Company and its subsidiaries. Charter's major subsidiary is Colonial Penn Group, Inc. ("CPG"), which includes Colonial Penn Madison Insurance Company ("Colonial Penn Madison"), (formerly Madison Assurance Company) since its purchase from WMAC Investment Corporation ("WMAC Investment"), an affiliate, on June 30, 1994.

Certain amounts for prior periods have been reclassified to be consistent with the 1996 presentation.

     c.   Statements of Cash Flows:

Charter considers short-term investments, which have maturities of less than three months at the time of acquisition, to be cash equivalents. Cash and cash equivalents include short-term investments of approximately $205,321,000 and $149,582,000 at December 31, 1996 and 1995, respectively.

           CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.   Significant Accounting Policies, continued:

     d.   Investments:

At acquisition, marketable debt and equity securities are designated as either i) held to maturity, which are carried at amortized cost, ii) trading, which are carried at estimated fair value with unrealized gains and losses reflected in results of operations, or iii) available for sale, which are carried at estimated fair value with unrealized gains and losses reflected as a separate component of stockholder's equity, net of taxes. Held to maturity investments are made with the intention of holding such securities to maturity, which Charter has the ability to do. Estimated fair values are principally based on quoted market prices.

Carrying values for the following other investments are as follows: preferred stock of affiliate is carried at cost, policy loans are carried at unpaid principal balance, and cash equivalents are carried at amortized cost.

Gains or losses on sales of investments are determined on a specific cost identification basis.

Charter is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Charter believes it manages this risk through modeling of the cash flows under reasonable scenarios. Charter's assets are also subject to credit risk, but this is minimized through a significant concentration in U. S. government securities

     e.   Insurance Revenues and Surrender and Other Administrative
Charges:

Premiums on property and casualty and health insurance products are recognized as revenues over the term of the policy using the daily pro rata basis.

Premiums for investment oriented insurance ("IOP") products are reflected in a manner similar to a deposit; revenues reflect only mortality charges and other amounts assessed against the holder of the insurance policies and annuity contracts. The principal IOP product offered during the three year period ended December 31, 1996 was a variable annuity ("VA") product.
Other life premiums are recognized as revenues when due.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.   Significant Accounting Policies, continued:

     e. Insurance Revenues and Surrender and Other Administrative Charges, continued:

Premiums for the VA product are directed by the policyholder to be invested generally in a unit investment trust solely for the benefit and risk of the policyholder. Such investments are considered a "separate account". Policyholders' accounts are charged for the cost of insurance provided, administrative and certain other charges.

     f.   Deferred Policy Acquisition Costs:

Policy acquisition costs principally consist of direct response marketing costs, commissions, premium taxes and policy issuance expenses. Policy acquisition costs of ordinary life insurance are deferred and amortized over the premium paying period of the related policies in proportion to the ratio of annual premium revenue to the total premium revenue expected. The assumptions used to estimate the future expected premium are consistent with the assumptions used in computing the liabilities for future policy benefits. Policy acquisition costs applicable to the property and casualty insurance operations are deferred and amortized ratably over the terms of the related policies.

On a regular basis, Charter reviews the actual experience of its products to ascertain the continuing validity of the underlying actuarial assumptions and the recoverability of the remaining unamortized deferred policy acquisition costs. If recoverability of such costs from future premiums and related investment income is not anticipated, the amounts not considered recoverable are charged to operations.

      g.   Service Fee Revenue

Charter has acquired blocks of private passenger automobile assigned risk business from other insurance companies. In addition to the premiums paid by policyholders, Charter also receives service fee revenue from the insurance company from which the business was acquired. This revenue is recognized as the services are rendered and a liability is maintained (in other liabilities) relating to unearned fees received in advance of providing the services.

      h.   Property, Equipment and Leasehold Improvements:

Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the assets (2-10 years on furniture and equipment, 30-39 years on real estate, excluding land), and the term of the lease for leasehold improvements.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued



2.   Significant Accounting Policies, continued:

      i.   Separate and Variable Account Assets and Liabilities:

Separate and variable account assets and liabilities relate to funds received from Charter's VA and variable life ("VL") products, the assets and liabilities of the non-contributory defined benefit pension plans of Charter and Phlcorp, Inc. (a wholly-owned subsidiary of Leucadia), and the assets and liabilities of Charter's deferred compensation ("401(k)") plan. Separate and variable account assets and liabilities are carried at fair market value.

      j. Liabilities for Future Policy Benefits, Unearned Premiums and Policy and Contract Claims:

Liabilities for unpaid losses and loss adjustment expenses applicable to the property and casualty insurance operations are determined using case basis evaluations, statistical analyses for losses incurred but not reported and estimates for salvage and subrogation recoverable and represent estimates of ultimate net claim costs and loss adjustment expenses. As more information becomes available and claims are settled, the estimated liabilities are adjusted upward or downward with the effect of decreasing or increasing net income at the time of adjustment.

Unearned premiums represent the portion of premium written which is applicable to the unexpired terms of policies in force calculated principally by the application of the daily earned method.

Benefit reserves for IOP products are determined following a deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on ordinary life and health insurance are generally calculated on a net level premium method, using modifications of various industry and company mortality, morbidity and withdrawal studies, and interest assumptions approximating investment yields existing at the time the policies were issued. Such liabilities include provisions for adverse deviation in experience.

Interest rate assumptions are 4.5% to 8.6% for life and health policies, 4.0% to 8.75% for individual annuities and 6.9% for group annuities.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.   Significant Accounting Policies, continued:

     k.   Reinsurance:

In the normal course of business, Charter seeks to reduce the loss that may arise from catastrophes and to limit losses from large exposures by reinsuring certain levels of risk in various geographic areas of exposure with other insurance enterprises. Charter obtained reinsurance for casualty losses in excess of $2 million per occurrence in 1996, 1995, and 1994. Additionally, Charter's property and casualty insurance subsidiaries have entered into certain excess of loss and catastrophe treaties to protect against certain losses. Charter's retention of lower level losses in such treaties was $15 million in 1996 and 1995, and $11 million in 1994. In 1997, Charter's property and casualty insurance subsidiaries entered into "second event" reinsurance that will provide up to $10 million of recovery if multiple catastrophe losses not covered under their basic
agreement exceed $20 million.   Charter has also entered into reinsurance
transactions in connection with dispositions of blocks of business. Reinsurance contracts do not relieve Charter from its obligations to policyholders.

Reinsurance recoverables are reported as assets net of provisions for uncollectible amounts. Premiums earned, losses incurred, loss adjustment expenses and other underwriting expenses are stated net of reinsurance in the consolidated statements of income.

     l.   Pension Plans and Other Postemployment and Postretirement
Benefits:

Charter sponsors non-contributory trusteed pension plans, covering certain employees, which generally provide for retirement benefits based on salary and length of service. The plans are funded in amounts sufficient to satisfy minimum ERISA funding requirements.

Certain subsidiaries provide health care and other benefits to certain eligible retired employees.

     m.   Income Taxes:

Charter National Life Insurance Company and its non-life insurance subsidiaries file a consolidated federal income tax return with Leucadia. Charter National Life Insurance Company and its non-life subsidiaries pay to, or receive from Leucadia the amount of tax it would have paid or received as computed on a separate return basis. The life insurance subsidiaries file separate federal income tax returns.

Charter provides for income taxes using the liability method. The future benefit of certain tax loss carryforwards and future deductions is recorded as an asset, and the provisions for income taxes are not reduced for the benefit from utilization of such deductions. A valuation allowance is provided if deferred tax assets are not considered more likely than not to be realized.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


3.   Insurance Operations:

     a.   Life and Health Insurance:

The principal life and health insurance products are "Graded Benefit Life", "Investment Oriented" and "Medicare Supplement" insurance.

Graded Benefit Life: "Graded Benefit Life" is a guaranteed-issue product. These modified-benefit, whole life policies are offered on an individual basis primarily to persons age 50 to 80, principally in face amounts of $350 to $10,000.

Investment Oriented Products: The principal IOP product offered is a no-load VA product. The VA product is marketed as an investment vehicle to individuals seeking to defer, for federal income tax purposes, the annual increase in their account balance. Premiums from this VA product either are invested at the policyholders' election in unaffiliated mutual funds where the policyholder bears the entire investment risk or in a fixed account where the funds earn interest at rates determined by Charter. Charter's VA product is currently marketed in conjunction with a mutual fund manager. Premiums received on IOP products amounted to approximately $52,267,000, $50,202,000 and $108,080,000 for the years ended December 31,
1996, 1995 and 1994, respectively.

In 1993, Charter reinsured substantially all of its existing block of single premium whole life ("SPWL") business with a subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"). In each of the three years ending in 1996, Charter received approximately $1,458,000, and may receive additional consideration in future years, based on the persistency of this block of business. For financial reporting purposes, Charter will continue to reflect the policy liabilities assumed by John Hancock (in future policy benefits), with an offsetting receivable from John Hancock of the same amount (in reinsurance receivable, net), until Charter is relieved of its legal obligation to the SPWL policyholders.

As of December 31, 1996 and 1995, approximately $121,296,000 and
$141,084,000, respectively, of Charter's future policy benefits (net of policy loans) related to ceded SPWL business for which Charter is not relieved of its legal obligation to its policyholders.

Medicare Supplement: Charter, through certain subsidiaries, has a closed block of health insurance products primarily designed to supplement medicare benefits for the older population on an underwritten guaranteed renewable basis.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

3.   Insurance Operations, continued:

     b.   Property and Casualty Insurance:

Charter's primary property and casualty business is providing private passenger automobile insurance and homeowners insurance. Charter uses a relationship marketing strategy supplemented by direct solicitation campaigns to acquire new policyholders. Charter also writes direct assigned risk business under Limited Assignment Distribution plans that underwrite residual market risks in many states ("service business"). Under these programs, the Company writes the involuntary private passenger and commercial auto policies that would normally have been assigned to other companies. Charter charges these other companies a service fee to compensate for the risks and costs associated with writing this business. In addition, Charter writes a small amount of umbrella business.

4.   Investments:

Net investment income was as follows for the years ended December 31, 1996, 1995 and 1994, in thousands of dollars:

                                             1996       1995       1994
     Interest income:
       Bonds and short-term investments    $114,946   $112,624   $104,091
       Policy loans                           1,014      1,021        962
     Other long-term investments                533        897      1,167
     Dividends and other (1)                  5,678      5,197      5,148

     Total investment income                122,171    119,739    111,368
     Less:   Investment expenses              3,616      3,867      3,663

     Net investment income                 $118,555   $115,872   $107,705

   (1) Includes dividends on the 10% cumulative preferred stock of Leucadia Financial Corporation ("LFC"), an affiliate, of $4,000,000 in each of the three years ended December 31, 1996.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

4.   Investments, continued:

The cost (amortized for bonds), gross unrealized gains and losses and estimated fair value of investments classified as available for sale and held to maturity at December 31, 1996 and 1995 were as follows, in thousands of dollars:
                                            Gross      Gross    Estimated
                                         Unrealized  Unrealized    Fair
          1996                     Cost      Gains     Losses      Value
   Available for sale:
     Bonds and notes:
     U. S. Government agencies
         and authorities        $1,221,908   $7,097   $12,048   $1,216,957
     States, municipalities and
         political subdivisions     14,613       72        37       14,648
     Foreign governments            12,129    2,505        (1)      14,635
     Public utilities               44,417      464       514       44,367
     Other corporate debt          272,478    4,989     3,503      273,964
     Total fixed maturities      1,565,545   15,127    16,101    1,564,571

   Equity Securities:
     Preferred stock                 2,293      331         1        2,623
     Common stocks - industrial
         and other                      10                 10            0
     Total equity securities         2,303      331        11        2,623

   Total investments available
         for sale               $1,567,848  $19,785   $20,439   $1,567,194

   Held to maturity:
     Bonds and notes:
     U. S. Government agencies
         and authorities       $    30,858 $    296   $   286   $   30,868

          1995
   Available for sale:
     Bonds and notes:
     U. S. Government agencies
         and authorities        $1,226,334  $16,118    $1,939   $1,240,513
     States, municipalities and
         political subdivisions      3,367       50        32        3,385
     Foreign governments            20,949    1,142     1,334       20,757
     Public utilities               43,502      961       500       43,963
     Other corporate debt          306,980    7,131     2,010      312,101
     Total fixed maturities      1,601,132   25,402     5,815    1,620,719

   Equity Securities:
     Common stock - Industrial
         and other                     365       54        10          409
     Common stock - Bank, trust
         and insurance
            companies                1,000      320                  1,320
     Total equity securities         1,365      374        10        1,729

   Total investments available
         for sale               $1,602,497  $25,776    $5,825   $1,622,448

   Held to maturity:
     Bonds and notes:
     U. S. Government agencies
         and authorities        $   29,237  $   662     $ 134    $  29,765

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


4.   Investments, continued:

The amortized cost and estimated fair value of investments classified as available for sale and held to maturity at December 31, 1996, by contractual maturity are shown below, in thousands of dollars. Expected maturities are likely to differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                 Available for Sale     Held to  Maturity
                                            Estimated            Estimated
                                Amortized     Fair     Amortized   Fair
                                  Cost       Value       Cost      Value

   Due in one year or less     $ 106,309   $ 106,308    $ 5,309   $ 5,324
   Due after one year through
      five years                 767,649     765,263     24,433    24,321
   Due after five years through
      ten years                  188,449     188,680
    Due after ten years          136,084     134,769      1,116     1,223
                               1,198,491   1,195,020     30,858    30,868
   Mortgage-backed securities    367,054     369,551
   Total                      $1,565,545  $1,564,571    $30,858   $30,868

The following is selected information regarding trading securities at December 31, 1996 and 1995 in thousands of dollars:

                                             Amortized   Fair    Carrying
                                                Cost     Value     Value
         1996
   Fixed maturities -
      Corporate bonds and notes                $33,430   $33,897   $33,897
   Equity securities - preferred stocks         16,260    16,823    16,823
   Equity securities - common stocks             4,842     5,803     5,803
   Options                                       1,200     1,746     1,746
   Total trading securities                    $55,732   $58,269   $58,269

         1995
   Fixed maturities -
      Corporate bonds and notes                $26,356   $27,194   $27,194
   Equity securities - preferred stocks         17,785    19,079    19,079
   Equity securities - common stocks               142       148       148
   Options                                         790       992       992
   Total trading securities                    $45,073   $47,413   $47,413

At December 31, 1996 and 1995, Charter did not hold investments in securities of a single issuer other than U.S. government securities which exceeded, in the aggregate, 10% of Charter's stockholder's equity at that date.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

4.   Investments, continued:

Net securities gains (losses) reflected in the accompanying consolidated statements of income for the years ended December 31, 1996, 1995 and 1994 were as follows, in thousands of dollars:

                                          1996       1995       1994
      Fixed maturities                   $13,527    $8,253    ($4,966)
      Equity securities                      (80)   (5,242)       314
      Other                                  287       549       (216)
      Net unrealized gains (losses)
        on trading securities              1,604     1,060       (424)

      Net securities gains (losses)      $15,338    $4,620    ($5,292)

Gross gains and losses on sale of fixed maturities were approximately $20,784,000 and $7,257,000, respectively, in 1996, $19,067,000 and
$10,814,000, respectively, in 1995 and $9,887,000 and $14,853,000, respectively, in 1994.

Gross gains and losses on sale of equity securities were approximately $15,549,000 and $15,629,000, respectively, in 1996, $10,142,000 and
$15,384,000, respectively, in 1995 and $6,250,000 and $5,936,000, respectively, in 1994.

5.   Reinsurance:

In addition to the reinsurance transactions related to the SPWL block of business discussed in Note 3 above, Charter enters into various reinsurance agreements to limit its exposure to loss on any single insured and to reduce the loss in the event of catastrophes. Reinsurance does not relieve Charter from its obligation to policyholders. Failure of reinsurers to honor their obligations could result in losses to Charter; consequently, allowances are established for amounts receivable from reinsurers which are deemed uncollectible. Charter evaluates the financial condition of its reinsurers and monitors concentrations of credit risks arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

5.   Reinsurance, continued:

The effect of reinsurance on premiums written and earned for the years ended December 31, 1996, 1995 and 1994, is as follows, in thousands of dollars:

                       1996                1995               1994
                Written    Earned   Written    Earned  Written    Earned

Direct Premiums $704,635  $684,566  $679,970  $657,900 $622,095  $604,130
Assumed            2,422     4,932     6,773    21,437   31,099    30,891
Ceded            (32,730)  (33,194)  (24,887)  (26,107) (18,107)  (19,154)

Net premiums    $674,327  $656,304  $661,856  $653,230  $635,087  $615,867

Direct premiums are net of surrender and administrative charges of approximately $3,169,000, $3,025,000 and $3,559,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Life insurance in force ceded to other carriers amounted to approximately $141,842,000, $186,665,000 and $271,019,000 at December 31, 1996, 1995, and
1994 respectively. This represented approximately 7%, 9% and 12% of the total amount in force at those dates.

The effect of reinsurance on policyholder benefits and future policy benefits for the years ended December 31, 1996, 1995 and 1994 are as follows, in thousands of dollars:

                                   1996         1995       1994

      Direct                     $569,205     $533,144   $487,810
      Assumed                       4,518       27,131     38,891
      Ceded                       (21,665)     (21,112)   (26,119)

   Net policyholder benefits      $552,058    $539,163    $500,582


Reinsurance receivables are net of allowance for doubtful accounts of approximately $3,458,000 and $4,804,000 at December 31, 1996 and 1995,
respectively. As discussed in Note 3, at December 31, 1996 and 1995, reinsurance receivables, net includes approximately $121,296,000 and $141,084,000, respectively, due from a subsidiary of John Hancock.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

6.   Premiums and Other Receivables, Net:

A summary of premiums and other receivables, net at December 31, 1996 and 1995 is as follows, in thousands of dollars:

                                                   1996       1995

      Uncollected premiums                       $129,294   $113,509
      Amounts due on sale of securities             3,599      6,808
      Amounts due from affiliates                  12,878     25,168
      Installment loans (net of allowance
         for doubtful accounts of $209 and $412)    2,773      6,442
      Other                                         2,826      3,328

      Total premiums and other receivables, net  $151,370   $155,255

7.   Prepaids and Other Assets:

A summary of prepaids and other assets at December 31, 1996 and 1995 is as follows, in thousands of dollars:

                                                    1996       1995

      Equity in pools and associations             $6,002     $7,659
      Prepaid reinsurance premiums                    721
      Investment in associated companies            3,888      3,980
      Trust account - executive compensation plan   3,367      2,462
      Other prepaid expenses and assets             1,953      2,712

      Total prepaids and other assets             $15,931    $16,813

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

8.   Property, Equipment, and Leasehold Improvements, Net:

At December 31, 1996 and 1995, property and equipment consisted of the following, in thousands of dollars:

                                            1996         1995

   Furniture, fixtures, equipment and
      leasehold improvements, at cost      $24,237      $18,553
   Land and buildings                       16,122       16,048
   Subtotal                                 40,359       34,601

   Less: Accumulated depreciation and
      amortization                          11,866        6,971

   Total property and equipment, net       $28,493      $27,630

Property with a carrying amount of approximately $7,324,000 and $7,669,000 is pledged as collateral for mortgage loans, with aggregate balances of approximately $2,353,000 and $2,685,000 at December 31, 1996 and 1995,
respectively.

9.   Income Taxes:

The principal components of the deferred tax asset at December 31, 1996 and 1995, are as follows, in thousands of dollars:

                                                  1996        1995

   Insurance reserves and unearned premiums     $62,574      $59,660
   Unrealized (gain) loss on investments            140       (6,983)
   Other accrued liabilities                      1,657        2,991
   Employee benefits and compensation             9,187        9,718
   Policy acquisition costs                      (2,450)         (50)
   Prepaid tax on intercompany security gains     1,514        1,199
   Tax loss carryforwards                                      2,019
   Other, net                                     5,110        5,321

   Net deferred tax asset                       $77,732      $73,875

Charter believes it is more likely than not that the recorded deferred tax asset will be realized principally from taxable income generated by profitable operations.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

9.   Income Taxes, continued:

The table below reconciles the "expected" statutory federal income tax to the actual income tax expense, in thousands of dollars:

                                        1996       1995       1994
   "Expected" federal income tax      $38,967    $37,681    $31,697
   Non-taxable interest income on
      state and municipal bonds           (25)      (460)    (1,141)
   Dividends received deduction        (1,530)    (1,444)    (1,486)
   Tax (benefit) applicable to
      prior years                         (18)      (509)    (3,773)
   Net operating losses (utilized)                           (3,068)
   Favorable resolution of federal
      tax contingencies                           (4,000)
   Other                                   44       (124)       859

   Total provision for income taxes   $37,438    $31,144    $23,088

Charter had taxes due from affiliates of approximately $7,338,000 and $1,867,000 at December 31, 1996 and 1995, respectively.

At December 31, 1996, Charter had no loss carryforwards for income tax purposes.

Under prior law, Charter National Life Insurance Company had accumulated $15,447,000 of special federal income tax deductions allowed life insurance companies and the CPG life insurance subsidiaries had accumulated $161,000,000 of such special deductions. Under certain conditions, such amounts could become taxable in future periods. Except with respect to amounts applicable to CPG's life insurance subsidiaries, Charter does not anticipate any transaction occurring which would cause these amounts to become taxable. With respect to the CPG life insurance subsidiaries, the IRS has asserted that certain of such special federal income tax deductions should have been reflected in taxable income in prior years, and has assessed additional taxes (excluding interest) of $2,899,000 and $19,132,000, for 1989 and 1988, respectively. Under the terms of the purchase agreement whereby CPG was acquired from FPL Group Capital Inc. (the "Seller"), the Seller assumed the obligation to reimburse Charter for any such taxes.

Pursuant to the purchase agreement, Charter complied with the Seller's instructions and agreed to the 1989 assessment. To date, Seller has failed to comply with its contractual obligation to reimburse Charter for payment of the 1989 assessment, the related interest and the loss of certain minimum tax credit carryforwards, an aggregate of $3,766,000, to which Charter is entitled under Seller's indemnification. In a response to a legal proceeding initiated by Charter to collect such amount due under the Seller's indemnification obligation, the Seller has alleged that Charter has breached the purchase agreement and,

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

9.   Income Taxes, continued:

on that basis, Seller has denied liability for the 1989 assessment.
Charter believes it has not breached the purchase agreement and the Seller remains liable for all such taxes and interest. The Seller is currently exercising its right under the purchase agreement to control the contest of the 1988 IRS assessment. If the Seller is unsuccessful in contesting the 1988 IRS assessment, no assurance can be given that the Seller will comply with its indemnification obligations under the purchase agreement. Charter intends to enforce its indemnification rights against the Seller and to seek other relief, including relief for Seller's bad faith.

10.  Accounts Payable and Accrued Expenses, and Other Liabilities:

A summary of accounts payable and accrued expenses, and other liabilities at December 31, 1996 and 1995 is as follows, in thousands of dollars:

                                                      1996       1995
   Accounts payable and accrued expenses:
      Drafts payable                                 $14,183    $13,234
      Taxes other than income                          9,707     12,144
      Reserve for guarantee association assessments 7,557 7,852 Accrued compensation, severance, and other
        employee benefits                             12,871     13,087
      Commissions                                      1,994      3,043
      Pension liability                                8,125      7,571
      Payables related to securities                  42,771     43,250
      Funds held by company under reinsurance
         treaties                                     17,163      2,837
      Other                                           11,153     10,324
      Total accounts payable and accrued expenses   $125,524   $113,342

   Other liabilities:
      Lease obligations                               $1,588     $3,815
      Unearned service fee income                     23,373     15,302
      Reserve for future solicitation expenses        21,659     25,037
      Revolving credit note due to Leucadia                       3,000
      Liability for postretirement and
          postemployment benefits                      8,413      8,221
      Premiums received in advance                     3,578      4,871
      Unclaimed funds                                  2,378      2,076
      Due to affiliates                                  451        462
      Capital leases                                   5,456      7,052
      Deferred compensation plan                       2,910      3,945
      Other                                            6,276      8,078
      Total other liabilities                        $76,082    $81,859

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

11.  Pension Plans and Other Postemployment and Postretirement Benefits:

Charter maintains non-contributory defined benefit pension plans covering substantially all employees. Benefits are generally based on years of service and employees' compensation during the last years of employment. Charter's policy is to fund the pension cost calculated under the unit credit funding method provided that this amount is at least equal to the Employee Retirement Income Security Act minimum funding requirements and is not greater than the maximum tax deductible amount for the year.

Charter's pension expense charged to operations for the years ended December 31, 1996, 1995 and 1994 included the following components, in thousands of dollars:

                                      1996      1995      1994

Service cost                         $3,020    $2,287    $2,965
Interest cost                         3,993     4,033     3,902
Actual return on plan assets         (2,921)   (5,554)    1,526
Net amortization and deferral           (58)    1,866    (5,244)

   Net pension expense               $4,034    $2,632    $3,149

During 1996, Charter recognized a curtailment loss of approximately $238,000 upon the conversion of one of its non-qualified defined benefit plans to a defined contribution plan. In addition, during 1996, Charter recognized a settlement loss of approximately $69,000 upon voluntary termination of plan participants.

The funded status of the defined benefit pension plans at December 31, 1996
and 1995 was as   follows, in thousands of dollars:

                                              1996       1995
Actuarial present value of accumulated
   benefit obligation:
Vested                                       $41,996    $45,264
Nonvested                                        785        754

   Total                                     $42,781    $46,018

Projected benefit obligation                ($56,314)  ($56,293)
Plan assets at fair value                     49,025     45,678
   Funded status of plan                      (7,289)   (10,615)
Unrecognized prior service cost                2,945      3,291
Unrecognized net gain from experience
   differences and assumption changes         (3,668)      (247)
Adjustment to recognize minimum liability       (113)

      Accrued pension liability             ($ 8,125)   ($ 7,571)

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

11. Pension Plans and Other Postemployment and Postretirement Benefits, continued:

The projected benefit obligation at December 31, 1996 and 1995 was determined using an assumed discount rate of 7.5% and 7.0%, respectively, a long-term rate of return on plan assets of 7.5%, and salary increase rates of 5.0% in both 1996 and 1995. Plan assets consist primarily of U.
S.  Government and agencies bonds and corporate bonds and notes.

Charter participates in certain deferred compensation (401(k)) and defined contribution plans. Expenses related to the defined contribution retirement and 401(k) plans were approximately $947,000, $922,000 and $931,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Charter provides health care and other benefits to certain eligible retired employees. The plans (most of which require employee contributions) are unfunded. SFAS 106 and SFAS 112 require companies to accrue the cost of providing certain postretirement and postemployment benefits during the employees' period of service. Amounts charged to expense related to such benefits were approximately $447,000 in 1996, $439,000 in 1995 and $489,000 in 1994, and consisted primarily of interest on the liabilities.

The liability for postretirement and postemployment benefits at December 31, 1996 and 1995, is as follows, in thousands of dollars:

                                                   1996       1995

   Retirees                                       $5,425     $5,747
   Fully eligible active plan participants           883        877

   Accumulated postretirement benefit obligation   6,308      6,624
   Unrecognized net loss                           1,020        512
   Liability for postretirement benefits           7,328      7,136
   Liability for postemployment benefits           1,085      1,085

   Total liability for postretirement and
      postemployment benefits                      $8,413    $8,221

The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% and 7.0% at December 31, 1996 and 1995, respectively. The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.0% and 9.0% for 1996 and 1995, respectively, declining to an ultimate rate of 6.0% by 2006.

If the health care cost trend rate were increased by 1.0%, the accumulated postretirement obligation as of December 31, 1996 and 1995 would have increased by approximately $507,000 and $530,000, respectively. The effect of this change on the aggregate of service and interest cost for 1996 and 1995 would be immaterial.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

12.   Leases:

Charter rents office space and office equipment under non-cancelable operating leases with terms generally varying from one to seven years. Rental expense (net of sublease rental income) charged to operations was approximately $6,474,000 in 1996, $6,270,000 in 1995 and $7,910,000 in
1994. In addition, Charter leases equipment under certain capital leases that have a carrying value of approximately $2,958,000 as of December 31, 1996.

Future minimum net rental payments under non-cancelable operating leases (exclusive of real estate taxes, maintenance and certain other charges) and future minimum lease payments under capital leases relating to facilities or equipment under lease in effect at December 31, 1996 were as follows, in thousands of dollars:

                                          Future      Capital
                                          Rental       Lease
                                         Payments     Payments

      1997                                 $4,592      $1,373
      1998                                  4,293       1,295
      1999                                  3,990         753
      2000                                  1,902
      2001                                  1,047
      Thereafter                            2,868

      Total minimum lease payments        $18,692       3,421

      Less:  Amounts representing interest                318

      Present value of net minimum capital
         lease payments                                $3,103

As part of the CPG purchase price allocation, certain amounts have been reserved for excess lease commitments. At December 31, 1996 and 1995, reserves established for excess lease commitments were approximately $1,588,000 and $3,815,000, respectively.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

13.   Commitments and Contingencies:

Charter is subject to various litigation which arises in the normal course of its business. Based on discussions with counsel, management is of the opinion that such litigation will have no material adverse effect on the consolidated financial position of Charter or its consolidated results of operations.

Charter National Life Insurance Company and its insurance subsidiaries are members of state insurance funds which provide certain protection to policyholders of insolvent insurers doing business in those states. Due to insolvencies of certain insurers in recent years, Charter has been assessed certain amounts and is likely to be assessed additional amounts by the state insurance funds. Charter has provided for all anticipated assessments and does not expect any additional assessments to have a material effect on results of operations.

In December 1995, certain of CPG's property and casualty insurance subsidiaries entered into an agreement with the California Department of Insurance to settle its Proposition 103 liability for approximately $17,700,000. The settlement did not exceed reserves established in prior years. Charter paid the settlement during the first quarter of 1996.

In addition, New Jersey's insurance laws require all automobile insurers to share in the losses of the successor (the "MTF") to its insurance pool for high risk drivers (the "JUA"), based on their depopulation share of the JUA, as set by New Jersey. The subsidiaries paid approximately $5,293,000 to the MTF in 1994, relieving them of any further obligation in this matter.

Charter has exposure to environmental and asbestos claims under general liability policies and the participation in the assumed reinsurance treaties from commercial lines of business written from 1983 to 1988. In establishing the liability for unpaid losses and loss adjustment expenses related to environmental and asbestos exposures management considers facts currently known and the current state of the law and coverage litigation. Liabilities are recognized for known claims and losses incurred but not reported (including the cost of litigation). Estimates of the liabilities are reviewed and updated continually based on previous Charter and industry experience. The liability for unpaid losses and loss adjustment expenses related to environmental and asbestos was $15,327,000 and $10,888,000 as of December 31, 1996 and 1995, respectively. Developed case law and adequate loss history do not exist for such claims, especially because significant uncertainty exists about the outcome of coverage litigation and whether past loss experience will be representative of future loss experience.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

14.   Segment Information:

Certain information concerning Charter's operations is presented in the following table for the years ended December 31, 1996, 1995 and 1994, in thousands of dollars:

                                       1996         1995          1994
   Total revenues:
   Life and health insurance        $ 226,156    $ 227,420     $ 228,578
   Property and casualty insurance    594,763      580,063       509,774

   Total revenues                   $ 820,919    $ 807,483     $ 738,352

Income before income taxes:
   Life and health insurance        $  31,083    $  30,728     $  23,057
   Property and casualty insurance     80,250       76,934        67,506

   Total income before income taxes $ 111,333    $ 107,662     $  90,563

Identifiable assets employed:
   Life and health insurance       $1,661,388   $1,612,132    $1,607,987
   Property and casualty insurance  1,388,005    1,356,060     1,286,271

   Total assets                    $3,049,393   $2,968,192    $2,894,258

15.   Related Party Transactions:

Charter incurred expenses for various management services and operating expenses incurred on its behalf by Leucadia and other affiliated companies. In a similar manner, Charter was reimbursed for salaries and other expenses incurred for the benefit of Leucadia and other affiliates. Charter also has general service and expense reimbursement agreements with Leucadia. Under the terms of the agreements, Leucadia provides certain services for the benefit of Charter. These services include general legal advice and services, review and development of marketing strategies, accounting services, and strategic planning and investigation of proposed business acquisitions.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.   Related Party Transactions, continued:

Expenses incurred were approximately $4,652,000, $4,277,000 and $4,166,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

In addition, Charter has entered into agreements with Leucadia whereby Leucadia provides certain investment advisory services related to the management of the investment portfolio. Expenses incurred were approximately $2,644,000, $2,582,000 and $2,444,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Charter provided administrative services to affiliated property and casualty companies, for which it received approximately $147,000, $166,000 and $301,000 during 1996, 1995 and 1994, respectively.

In 1996, Charter entered into an agreement with Providential Life Insurance Company, an affiliate, to provide administrative services, for which it received approximately $300,000 during 1996.

During 1992, Charter issued a variable rate revolving credit note to Leucadia for $33,000,000. The outstanding principal balance on the note was $3,000,000 at December 31, 1995. The note was fully paid in 1996. Interest expense incurred as a result of the note was approximately $95,000, $1,056,000 and $1,212,000 for the years ended December 31, 1996,
1995 and 1994, respectively.

In 1995, Charter entered into an agreement with C. P. Real Estate Services Corp., an affiliate, for the performance of facility related services. Expenses incurred were approximately $492,000 and $229,000 for the years ended December 31, 1996 and 1995, respectively.

Charter has agreements with CNL, Inc., an affiliate, for the underwriting and distribution of its VA and VL products. Expenses incurred were approximately $245,000, $220,000 and $477,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

In 1992, Charter issued a 7.75% surplus note to Leucadia for $25,000,000. The terms of the note provide for interest of 7.75% per annum on the outstanding principal and interest, with a maturity date of July 31, 2004. Charter recorded the note at its face value of $25,000,000. In 1994, the Company paid interest on the note of approximately $5,046,000, representing all accrued interest through December 31, 1994. Also, the Company paid interest on the note of approximately $1,975,000 in both 1996 and 1995. Payments of both principal and interest on the note are subject to the approval of the Missouri Department of Insurance.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.   Related Party Transactions, continued:

Related interest charged to operations was approximately $1,975,000 in both 1996 and 1995, and $2,200,000 in 1994.

On September 16, 1991, Charter issued a surplus note to Leucadia, Inc., for $40,000,000, in exchange for a cash payment of $40,000,000. The terms of the note provided for interest of 10% per annum on the outstanding principal. The maturity date of the note was September 16, 2001. The note was fully repaid in 1995. Charter made principal repayments of $21,000,000 and $19,000,000, and paid accumulated interest of approximately $2,707,000 and $9,164,000 in 1995 and 1994, respectively. Related interest expense charged to operations was approximately $782,000, and $2,258,000 in 1995 and 1994, respectively.

On September 29, 1992, Charter exchanged 100% of the common stock of its wholly-owned subsidiary, Colonial Penn Capital Corporation ("CPCC"), for $40,000,000 of preferred stock of LFC. Prior to 1991, CPCC provided all of the marketing services for the CPG insurance companies. Under marketing agreements, the CPG insurance companies will continue to pay renewal commissions to LFC until the business lapses. Charter paid renewal commissions to LFC of approximately $12,846,000, $14,153,000 and $15,753,000 in 1996, 1995 and 1994, respectively. The gain on the sale of CPCC of approximately $39,677,000 was deferred in 1992. The balance is included in other liabilities as reserve for future solicitation expenses. Charter is amortizing the gain through credits to administrative and general expenses in relation to expected future renewal commission expenses. Amortization of the deferred gain was approximately $3,378,000, $3,796,000 and $4,261,000 for 1996, 1995 and 1994, respectively.

Charter purchased installment loans of approximately $3,000, $164,000 and $18,550,000 from American Investment Bank ("AIB"), an affiliate, in 1996, 1995 and 1994, respectively, and paid related service fees of approximately $170,000, $319,000 and $396,000 in 1996, 1995 and 1994, respectively.
Approximately $2,773,000 and $6,442,000 in installment loans were outstanding at December 31, 1996 and 1995, respectively, and are included in premiums and other receivables.

In addition, Charter held certificates of approximately $10,555,000 and $21,875,000, at December 31, 1996 and 1995, respectively, evidencing a fractional undivided interest in the AIB Recoverable Trust (the "Trust"). The Trust's property includes a pool of retail installment sale contracts secured by new and used automobiles and light trucks, sold to the Trust by AIB. Such amount is included in premiums and other receivables as amounts due from affiliates. Earnings from the Trust were approximately $1,127,000 and $1,267,000 for 1996 and 1995, respectively, and are included in other revenues.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.   Related Party Transactions, continued:

On June 30, 1994, Colonial Penn Franklin Insurance Company, an indirect subsidiary of Charter, purchased 100% of the common stock of Colonial Penn Madison from WMAC Investment for approximately $59,350,000, the estimated fair market value of the net assets of Colonial Penn Madison at the time of acquisition. The purchase price consisted of approximately $51,295,000 of cash and investments plus $8,055,000, representing the value of the residual equity in a segregated account of Colonial Penn Madison. This acquisition was accounted for under the purchase method of accounting.

16.   Fair Value of Financial Instruments:

Following is information about certain financial instruments, whether or not recognized on the balance sheet. Where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. The fair value amounts presented do not purport to represent and should not be considered representative of the underlying "market" or franchise value of Charter.

The methods and assumptions used to estimate the fair values of each class of the financial instruments described below are as follows:

   (a) Investments: The estimated fair values of fixed maturity securities and marketable equity securities are substantially based on quoted market prices. It is not practicable to determine the fair value of policyholder loans since such loans generally have no stated maturity, are not separately transferable and are often repaid by reductions to benefits and surrenders.

   (b) Cash and cash equivalents: The carrying amount of cash equivalents approximates fair value.

   (c) Separate and variable accounts: Separate and variable accounts assets and liabilities are carried at market value, which is a reasonable estimate of fair value.

   (d) Investment contract reserves: SPDA reserves are carried at account value, which is a reasonable estimate of fair value. The fair value of other investment contracts is estimated by discounting the future payments at rates which would currently be offered for contracts with similar terms.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

16.   Fair Value of Financial Instruments, continued:

   (e) Other liabilities: The fair value of mortgages is estimated by discounting the future minimum payments at rates which would currently be offered for similar contracts. The fair value of the variable rate revolving credit note is estimated to be the carrying value.

   (f) Surplus notes: Principal and interest payments on the surplus notes are subject to regulatory approval. Consequently, the timing and certainty of principal and interest payments are not determinable. Therefore, the fair value of the surplus notes is estimated to be the carrying value.

The carrying amounts and estimated fair values of Charter's financial instruments at December 31, 1996 and 1995 are as follows, in thousands of dollars:

                                       1996                 1995
                               Carrying     Fair   Carrying     Fair
                                Amount      Value   Amount      Value
Financial assets:
  Investments:
     Practicable to
       estimate fair value  $1,656,676  $1,656,686  $1,699,837  $1,700,365
     Preferred stocks of
       affiliate                40,000      40,000      40,000      40,000
     Policyholder loans         17,813      17,813      17,768      17,768
     Cash and cash
       equivalents             214,355     214,355     157,062     157,062
     Separate and
       variable accounts       546,074     546,074     472,837     472,837

Financial liabilities:
  Investment contract
    reserves                    37,658      41,404      67,254      72,803
  Other liabilities:
    Mortgages                    2,353       1,905       2,685       1,989
    Variable rate revolving
      credit note                                        3,000       3,000
    Separate and variable
      accounts                 545,019     545,019     472,837     472,837
    Surplus notes               25,000      25,000      25,000      25,000

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

17.   Statutory Information:

Charter National Life Insurance Company and its insurance subsidiaries are subject to regulation based, in part, on accounting bases prescribed by regulatory authorities.

Charter National Life Insurance Company's statutory assets (on an unconsolidated basis) were approximately $913,570,000 and $830,455,000 at December 31, 1996 and 1995, respectively, with statutory capital and surplus of approximately $400,717,000 and $376,219,000 at those dates, respectively. Charter National Life Insurance Company's net statutory gains from operations (on an unconsolidated basis) were approximately $35,550,000, $7,623,000 and $8,250,000 for the years ended December 31,
1996, 1995 and 1994, respectively, and included dividends received from subsidiaries of approximately $36,120,000, $6,840,000, and $9,162,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Statutory net income (on an unconsolidated basis) of Charter National Life Insurance Company's insurance subsidiaries for the years ended December 31, 1996, 1995 and 1994 was as follows, in thousands of dollars:

                                         1996      1995      1994

   Property/Casualty subsidiaries      $51,370   $61,567   $44,598
   Life/Health subsidiaries              9,995     5,223     5,981

Statutory capital and surplus of Charter National Life Insurance Company's insurance subsidiaries was as follows, in thousands of dollars:

                                         At December 31,
                                        1996         1995

   Property/Casualty subsidiaries     $340,743     $322,139
   Life/Health subsidiaries             69,364       61,931

Certain insurance subsidiaries are owned by other insurance subsidiaries. As a result, in addition to Charter National Life Insurance Company's investment in CPG and its subsidiaries, which increased its statutory surplus by approximately $361,567,000 and $342,665,000 at December 31, 1996 and 1995, respectively, the Property and Casualty subsidiaries' surplus included approximately $24,472,000 and $29,324,000 of statutory surplus related to an investment in a Life/Health subsidiary.

Charter had securities on deposit with state insurance departments with book values aggregating approximately $29,742,000 and $34,258,000 at December 31, 1996 and 1995, respectively.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

17.   Statutory Information, continued:

Statutory regulations restrict annual stockholder dividends, without regulatory approval, to the higher of gain from operations or 10% of statutory surplus. Under this restriction, Charter National Life Insurance Company would be permitted to pay approximately $39,731,000 in dividends in 1997 without regulatory approval.

The National Association of Insurance Commissioners has adopted model laws incorporating the concept of a "risk based capital" ("RBC") requirement for insurance companies. Generally, the RBC formula is designed to measure the adequacy of an insurer's statutory capital in relation to the risks inherent in its business. The RBC formula is used by the states as an early warning tool to identify weakly capitalized companies for the purpose of initiating regulatory action. The RBC ratios of Charter National Life Insurance Company and its insurance subsidiaries as of December 31, 1996 and 1995 substantially exceeded minimum requirements.

18.   Liabilities for Losses and Loss Adjustment Expense:

The following table summarizes the activity for policyholder benefits, claims, and settlement expenses for the years ended December 31, 1996, 1995 and 1994, in thousands of dollars:

                                     1996         1995         1994

Life and health insurance          $124,040     $201,647     $178,049
Property and casualty insurance     421,823      411,850      367,595

Total                              $545,863     $613,497     $545,644

The liabilities for policy and contract claims at December 31, 1996 and 1995 are as follows, in thousands of dollars:

                                     1996         1995

Life and health insurance           $25,105    $  26,818
Property and casualty insurance     578,148      611,530

Total                              $603,253     $638,348

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

18.   Liabilities for Losses and Loss Adjustment Expense, continued:

Activity in the liability for unpaid Property and Casualty losses and loss adjustment expense (LAE) is summarized as follows, in thousands of dollars:

                                              1996      1995       1994
Liability for losses and LAE
   at beginning of year                    $611,530   $616,576   $657,159
      Less reinsurance receivables          (88,581)   (99,366)  (122,014)

Net balance at beginning of year            522,949    517,21     535,145

Provision for losses and LAE for claims
   occurring in the current year            461,173    466,578    432,648
Decrease in estimated losses and LAE for
   claims occurring in prior years (net
   of incurred losses on reinsurance of
   $5,940, $3,880 and $3,331 ceded in
   prior years and excluded from the
   liability roll-forward)                  (33,410)   (50,848)   (61,722)

Total incurred losses and LAE               427,763    415,730    370,926

Reclass of uncollectible reinsurance reserves
   due to commutations - prior years                               15,528

Losses and LAE payments for claims
   occurring for:
      Current year                          211,497    196,150    192,072
      Prior years                           237,177    213,841    207,024
   NJ MTF deficit assessment from prior
      year reserve                                                  5,293

Total paid                                  448,674    409,991    404,389

Net balance at end of year                  502,038    522,949    517,210
   Plus reinsurance recoverables             76,110     88,581     99,366

Liability for losses and LAE at
   end of year                             $578,148   $611,530   $616,576

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued


18.   Liabilities for Losses and Loss Adjustment Expense, continued:

Changes in estimates of insured events in prior years primarily resulted in decreases in the provisions for losses and LAE of approximately
$39,350,000, $54,728,000 and $65,053,000 in 1996, 1995 and 1994,
respectively, because of conservative reserving practices adopted by Charter.

19.   Concentration of Credit Risk

Financial instruments, which potentially subject Charter to concentration of credit risk, consist principally of cash. Charter places its cash with high quality financial institutions. At times, such amounts may be in excess of the Federal Deposit Insurance Corporation insurance limits.

                     REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors
Charter National Life Insurance Company:



Our report on the consolidated financial statements of Charter National Life Insurance Company and Subsidiaries is included on page 18 of this Form N-4. In connection with our audits of such consolidated financial statements, we have also audited the related consolidated financial statement schedules listed in the index on page 8 of this Form N-4.

In our opinion, the consolidated financial statement schedules referred to above, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information required to be included therein.



COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 10, 1997

                      CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                   As of and for the years ended December 31, 1996, 1995 and 1994
                                     (Dollars in thousands)

                         Deferred
                          Policy    Future                 Separate and    Policy and
                       Acquisition  Policy     Unearned  Variable Account   Contract    Premium
                          Costs    Benefits    Premiums     Liabilities      Claims     Revenue
     1996

Life and health
   insurance              $55,823   $793,245    $6,924       $545,019       $25,105     $159,684
Property and casualty
   insurance               15,069              280,904                      578,148      497,084

   Total                  $70,892   $793,245  $287,828       $545,019      $603,253     $656,768


     1995

Life and health
   insurance              $45,423   $815,310    $7,950       $472,837       $26,818     $162,755
Property and casualty
   insurance               17,567              262,032                      611,530      490,475

   Total                  $62,990   $815,310  $269,982       $472,837      $638,348     $653,230

     1994

Life and health
   insurance              $32,286   $863,854   $10,039       $419,355       $25,802     $168,845
Property and casualty
   Insurance               13,412              249,141                      616,576      447,022

   Total                  $45,698   $863,854  $259,180       $419,355      $642,378     $615,867



             See notes to consolidated financial statements included in this Form N-4.


                      CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                   As of and for the years ended December 31, 1996, 1995 and 1994
                                     (Dollars in thousands)

                                      Policyholder
                                   Benefits, Claims,   Amortization
                                       Settlement      of Deferred
                           Net        Expenses and        Policy        Other      Non-Life
                        Investment  Change in Future   Acquisition    Operating    Written
                          Income     Policy Benefits      Costs        Expenses    Premium
     1996

Life and health
   insurance             $56,004        $130,235          $9,377       $54,831     $34,388
Property and casualty
   insurance              62,551         421,823          34,507        71,625     516,412

   Total                $118,555        $552,058         $43,884      $126,456    $550,800

     1995

Life and health
   insurance             $56,589        $127,313          $5,901       $59,474     $39,885
Property and casualty
   insurance              59,283         441,850          32,782        69,281     504,283

   Total                $115,872        $539,163         $38,683      $128,755    $544,168


     1994

Life and health
   insurance             $55,165        $132,987          $5,257       $59,672     $49,319
Property and casualty
   Insurance              52,540         367,595          20,170        62,366     463,845

   Total                $107,705        $500,582         $25,427      $122,038    $513,164



             See notes to consolidated financial statements included in this Form N-4.

                                                  53a

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        SCHEDULE IV - REINSURANCE
      As of and for the years ended December 31, 1996, 1995 and 1994
                          (Dollars in thousands)

                                                                Percentage
                                    Ceded     Assumed            of Amount
                         Direct    to Other  from Other    Net    Assumed
                        Business   Companies  Companies   Amount   to Net
     1996
Life insurance
   in force            $2,092,582  $141,842   $31,754   $1,982,494  1.60%

Premium revenue:
   Life insurance        $125,228      $884      $132     $124,476  0.11%
   Accident and
      health insurance     35,778       573         3       35,208  0.00%
   Property and
      liability insurance 524,024    31,737     4,797      497,084  0.97%

   Total premium revenue $685,030   $33,194    $4,932     $656,768  0.75%


     1995
Life insurance
   in force            $2,167,848  $186,665   $36,079   $2,017,262  1.79%

Premium revenue:
   Life insurance        $121,511      $904      $392     $120,999  0.32%
   Accident and
      health insurance     42,369       617         4       41,756  0.00%
   Property and
      liability insurance 494,020    24,586     21,041     490,475  4.29%

   Total premium revenue $657,900   $26,107    $21,437    $653,230  3.28%


     1994
Life insurance
   in force            $2,285,238  $271,019   $161,458  $2,175,677  7.42%

Premium revenue:
   Life insurance        $117,161    $1,484     $1,121    $116,798  0.90%
   Accident and
      health insurance     52,724       683          6      52,047  0.00%
   Property and
      liability insurance 434,245    16,987     29,764     447,022  6.66%

   Total premium revenue $604,130   $19,154    $30,891    $615,867  5.02%


See notes to consolidated financial statements included in this Form N-4.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
           For the years ended December 31, 1996, 1995 and 1994
                          (Dollars in thousands)


                                                     Additions
                             Balance at   Charged to
                             Beginning    Costs and
                             of Period    Expenses    Recoveries    Other
       Description

         1996
Loan receivable of banking
   and lending subsidiaries     $412          ($32)        $493       $0
Trade, notes and other
   receivables                     0             0            0        0

   Total allowance for
   doubtful accounts            $412          ($32)        $493       $0
Reinsurance receivable        $4,804         ($988)          $0       $0


         1995
Loan receivable of banking
   and lending subsidiaries     $809          ($31)        $884       $0
Trade, notes and other
   receivables                     0             0            0        0

   Total allowance for
   doubtful accounts            $809          ($31)        $884       $0

Reinsurance receivable        $4,046          $969           $0       $0

         1994
Loan receivable of banking
   and lending subsidiaries       $0        $1,408         $596       $0
Trade, notes and other
   receivables                     0             0            0        0
   Total allowance for
   doubtful accounts              $0        $1,408         $596       $0

Reinsurance receivable       $83,825       ($2,799)          $0       $0


See notes to consolidated financial statements included in this Form N-4.

         CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
           For the years ended December 31, 1996, 1995 and 1994
                          (Dollars in thousands)

                                                     Deductions

                                                Sale of      Balance at
                                 Write offs   Receivables   End of Period
       Description

         1996
Loan receivable of banking
   and lending subsidiaries         $664            $0            $209
Trade, notes and other
   receivables                         0             0               0

   Total allowance for
   doubtful accounts                $664            $0            $209

Reinsurance receivable              $358            $0          $3,458


         1995
Loan receivable of banking
   and lending subsidiaries       $1,250            $0            $412
Trade, notes and other
   receivables                         0             0               0

   Total allowance for
   doubtful accounts              $1,250            $0            $412

Reinsurance receivable              $211            $0          $4,804


         1994
Loan receivable of banking
   and lending subsidiaries       $1,195            $0            $809
Trade, notes and other
   receivables                         0             0               0

   Total allowance for
   doubtful accounts              $1,195            $0            $809

Reinsurance receivable           $76,980 (a)        $0          $4,046


(a) Principally relates to the write-off of fully reserved receivable for unpaid losses.


See notes to consolidated financial statements included in this Form N-4.

                                    55a

    CHARTER NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
       SCHEDULE VI - SUPPLEMENTAL INFORMATION CONCERNING
          PROPERTY  CASUALTY INSURANCE OPERATIONS
      For the years ended December 31, 1996, 1995 and 1994
                  (Dollars in thousands)


                 Discount, if any,
                   Deducted in          Claims and Claim       Paid Claims
               Reserves for Unpaid     Adjustment Expense       and Claim
                 Claims and Claim      Incurred Related to:     Adjustment
                 Adjustment Expense  Current year   Prior Year   Expenses

    1996
Automobile               $0           $428,765      ($28,473)    $419,984
Commercial                                            (5,244)        (828)
Miscellaneous &
   personal lines                       32,408        (5,633)      29,518

   Total Property
     and Casualty        $0           $461,173      ($39,350)    $448,674



    1995
Automobile               $0           $437,007      ($52,134)    $380,081
Commercial                                             3,006        4,350
Miscellaneous &
   personal lines                       29,571        (5,600)      25,560

   Total Property
     and Casualty        $0           $466,578      ($54,728)    $409,991


    1994
Automobile               $0           $387,544      ($55,050)    $358,841
Commercial                                            (4,219)       4,676
Miscellaneous
   & personal lines                     45,104        (5,784)      40,872

   Total Property
     and Casualty        $0           $432,648      ($65,053)    $404,389



See notes to consolidated financial statements included in this Form N-4.

                                   PART C
                             OTHER INFORMATION
Item 24.   Financial Statements and Exhibits
     (a)   Financial Statements
           All required financial statements are included in Part B of this Registration Statement.
     (b)   Exhibits
     (1) -- Resolutions of the Board of Directors of Charter National Life Insurance Company authorizing establishment of the Variable Annuity
Account.                                                                  i
     (2)       -- Not Applicable.
     (3) (a) -- Form of Principal Underwriting Agreement between Charter National Life Insurance Company on its own behalf and on behalf of Charter
National Variable Annuity Account, and CNL, Inc.                          i
           (b) -- Form of Expense Reimbursement Agreement between Charter
National Life Insurance Company and CNL, Inc.                             i
           (c) -- Marketing and Solicitation Agreement dated as of September 30, 1988 among Scudder Investor Services, Inc., Charter National Life Insurance Company, Charter National Variable Annuity Account, and CNL,
Inc.                                                                      i
           (d) -- Principal Underwriting Agreement - Schedule A.          i
     (4)   (a) -- Form of Contract for the Flexible Premium Variable
Deferred Annuity.                                                         i
           (b) -- State Variations in Contract Form.                      i
           (c) -- General Account Endorsement.                            i
           (d) -- Individual Retirement Provision Contract Rider.         i
           (e) -- Change in Ownership and Annuitant Contract Rider.       i
           (f) -- Charges Endorsement.                                    i
     (5)   (a) -- Form of Application for the Flexible Premium Variable
Deferred Annuity.                                                         i
           (b) -- State Variations of Application Form.                   i
     (6)   (a) -- Articles of Incorporation of Charter National Life
Insurance Company.                                                        i
           (b) -- By-Laws of Charter National Life Insurance Company.     i
     (7)       -- Not Applicable.
     (8) (a) -- Participation Agreement dated September 3, 1993 between Scudder Variable Life Investment Fund and Charter National Life Insurance
Company.                                                                  i
           (b) -- Reimbursement Agreement dated June 9, 1986 between Scudder, Stevens & Clark Inc. and Charter National Life Insurance Company.i
           (c) -- Participating Contract and Policy Agreement and Amendments thereto dated June 4, 1986 between Scudder Investor Services,
Inc. and CNL, Inc.                                                        i
           (d) -- Amendment to Participating Contract and Policy Agreement
dated February 20, 1996.                                                  i
     (9)   (a) -- Opinion and Consent of Counsel.                         i
           (b) -- Written consent of Sutherland, Asbill & Brennan.
           (c) -- Written consent of Alexis Berg, General Counsel of Charter National Life Insurance Company.
     (10)      -- Written consent of Independent Accountants.
     (11)      -- Not applicable.
     (12)      -- Not applicable.
     (13)      -- Schedule for Computation of Performance Data.           i
     (14)      -- Power of Attorney                                       i

i Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 for Charter National Variable Annuity Account, Registration File No. 33-22925, filed on February 24, 1997

Item 25.   Directors and Officers of the Depositor

Name and Principal                  Positions and Offices
Business Address*                   with Depositor

Richard G. Petitt                   Chairman of the Board,
Colonial Penn Life Insurance Co     Director and Chief Executive Officer
399 Market Street
Philadelphia, PA  19181

Gregory R. Barstead                 President, Director and
Colonial Penn Life Insurance Co     Chief Operating Officer
399 Market Street
Philadelphia, PA  19181

Elizabeth A. Clifford               Senior Vice President, Controller,
Colonial Penn Life Insurance Co     Director and Treasurer
399 Market Street
Philadelphia, PA  19181

Timothy C. Sentner                  Senior Vice President
Colonial Penn Life Insurance Co.
399 Market Street
Philadelphia, PA  19181

David L. Baxter                     Senior Vice President and Chief
Colonial Penn Life Insurance Co.    Actuary
399 Market Street
Philadelphia, PA  19181

A. Sales Miller                     Vice President - Marketing

Henry Wulsin                        Director
Colonial Penn Franklin Insurance Co.
2650 Audubon Road
Norristown, PA  19403

Alexis M. Berg                      Vice President, Secretary, General
Colonial Penn Life Insurance Co.    Counsel and Director
399 Market Street
Philadelphia, PA  19181

Karen M. Henneberg                  Assistant Vice President - Compliance
Colonial Penn Life Insurance Co.
399 Market Street
Philadelphia, PA  19181

Kathleen A. Urbanowicz              Assistant Secretary and Assistant Vice
                                    President - Customer Service

Ian M. Cumming                      Director
Leucadia National Corporation
529 East South Temple
Salt Lake City, UT  84102

Name and Principal                  Positions and Offices
Business Address*                   with Depositor

Ruth E. Klindtworth                 Director and Assistant Secretary
Leucadia National Corporation
315 Park Avenue South
New York, N.Y.  10010

Jesse C. Nichols III                Director
Nichols Industries
5001 E. 59th Street
Kansas City, MO  64130

Joseph S. Steinberg                 Director
Leucadia National Corporation
315 Park Avenue South
New York, N.Y.  10010

Joseph A. Orlando                   Director
Leucadia National Corporation
315 Park Avenue South
New York, N.Y.  10010

* The principal business address of each person listed, unless otherwise indicated, is Charter National Life Insurance Company, 8301 Maryland Avenue, St. Louis, Missouri 63105.

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

Charter is the depositor of Charter National Variable Account, a separate account formed in connection with the sale of variable life insurance policies by Charter. Charter also is the depositor of the Charter National Variable Annuity Account formed in connection with the sale of variable annuity contracts by Charter.

As described in the Prospectus, Charter is engaged in the insurance business through various subsidiary companies. Charter's subsidiaries include the Colonial Penn Group, Inc. which offers life, health and auto insurance through its two life and five casualty subsidiaries. Intramerica Life Insurance Company, a Colonial Penn subsidiary, offers the Contract to residents of New York.

Charter is a wholly owned subsidiary of Leucadia National Corporation ("Leucadia"), a New York corporation. Campet, Inc., a Leucadia subsidiary owns all the outstanding stock of CNL, Inc. ("CNL"), the principal underwriter of the Variable Account. CNL, a Missouri corporation, is registered with the SEC as a broker-dealer under the 1934 Act, and is a member of the National Association of Securities Dealers, Inc. Leucadia is a diversified holding company, the common stock of which is traded on the New York Stock Exchange and the Pacific Stock Exchange.

Set forth below is certain information concerning each of the active persons under common control with Charter (other than CNL), including state of organization, percentage of voting securities owned or other basis of control and principal business.

                                           Percent of
                           Jurisdiction    Voting
                               of          Securities  Principal
Name                       Incorporation   Owned*      Business

Campet, Inc.                Delaware       100%        Investments
Centurion Ins. Co.          New York       100%        Insurance
WMAC Investment Corp.       Wisconsin      100%        Holding Company
Colonial Penn Madison
  Insurance Co.             Wisconsin      100%        Insurance
Bellpet, Inc.               Delaware       100%        Holding Company
Baldwin-CIS L.L.C.          Delaware       100%        Investments
Solana Corporation          Utah           100%        Holding Company
Baldwin Forest Products
  L.L.C.                    Delaware       100%        Investments
Conwed Corporation          Delaware       100%        Real Estate
Leucadia Film Corporation   Utah           100%        Film Products
Neward Corporation          New York       100%        Owner and Operator
                                                       of Oil Wells
Rastin Investing Corp.      Delaware       100%        Investments
HSD Venture                 California     100%        Real Estate
American Investment Company Delaware       100%        Holding Company
Leucadia Aviation, Inc.     Delaware       100%        Aviation
LNC Investments, Inc.       Delaware       100%        Investments
The Sperry and
  Hutchinson Co., Inc.      New Jersey     100%        Trading Stamps
Leucadia, Inc.              New York       100%        Manufacturing &
                                                       Investments
College Life
  Development Corp          Indiana        100%        Real Estate
Phlcorp, Inc.               Pennsylvania   100%        Holding Company
Empire Insurance Co.        New York       100%        Insurance
American Investment
  Bank, N.A.                Utah           100%        Banking
Wedgewood Investments
  L.L.C.                    Delaware       100%        Investments
Leucadia Financial
  Corporation               Utah           100%        Real Estate
AIC Financial Corp.         Delaware       100%        Real Estate
Leucadia Cellars Ltd.       Delaware       100%        Investments
American Investment
  Financial                 Utah           100%        Thrift Loan
Allcity Insurance Co.       New York       89.8%       Insurance
Charter National Life
  Insurance Company         Missouri       100%        Insurance
Colonial Penn Franklin
  Insurance Company         Pennsylvania   100%        Insurance
Colonial Penn Administrative
  Services                  Delaware       100%        Administrator
Colonial Penn Group, Inc.   Delaware       100%        Holding Company
Bay Colony Insurance
  Company                   California     100%        Insurance
Colonial Penn Holdings,
  Inc.                      Delaware       100%        Holding Company
Colonial Penn Ins. Co.      Pennsylvania   100%        Insurance
Colonial Penn Life Ins. Co. Pennsylvania   100%        Insurance
CPI Investment, Inc.        Delaware       100%        Investments
Intramerica Life Ins. Co.   New York       100%        Insurance
Leucadia Properties, Inc.   Utah           100%        Real Estate
Terracor II                 Utah           100%        Real Estate
CPAX, Inc.                  Delaware       100%        Holding Company
The Village at Inlet Beach,
  Inc.                      Florida        100%        Real Estate
Pennpark Investors L.L.C.   Illinois       80%         Real Estate
Professional Data
  Management, Inc.          Indiana        100%        Real Estate

                                           Percent of
                           Jurisdiction    Voting
                               of          Securities  Principal
Name                       Incorporation   Owned*      Business
Bayside Casualty
  Insurance Company         New Jersey     100%        Insurance
Leucadia Investors, Inc.    New York       100%        Investments
Silver Mountain Industries,
  Inc.                      Utah           100%        Real Estate
Telluride Properties
  Acquisition, Inc.         Utah           100%        Real Estate
Baldwin Enterprises, Inc.   Colorado       100%        Holding Company
Commercial Loan Insurance
  Company                   Wisconsin      100%        Insurance
NSAC, Inc.                  Colorado       100%        Real Estate
RERCO, Inc.                 Delaware       100%        Finance
330 MAD. PARENT CORP.       Delaware       100%        Investments
WMAC Credit Insurance Corp. Wisconsin      100%        Insurance
Providential Life
  Insurance Co.             Arkansas       100%        Insurance
Andrus Vineyard Co.,
  L.L.C.                    California      95%        Vineyard
CDS Devco, Inc.             California      80%        Investments
San Elijo Ranch, Inc.       California      68%        Real Estate
RRP, Inc.                   Colorado       100%        Real Estate
CDS Holding Corporation     Delaware       100%        Holding Company
International Bottlers
  L.L.C.                    Delaware        75%        Holding Company
Pepsi International
  Bottlers L.L.C.           Delaware        75%        Holding Company
LUK-REN, Inc.               New York       100%        Real Estate
Pine Ridge Associates, L.P. Texas           75%        Winery
Leucadia Bottling L.L.C.    Utah           100%        Holding Company
Leucadia Power Holdings,
  Inc.                      Utah           100%        Holding Company
Colonial Penn De Mexico,
  Inc.                      Mexico         100%        Insurance

* Unless otherwise noted, voting securities are owned by Leucadia. A number of subsidiaries of Leucadia are not included on this list. Taken together and considered as a single subsidiary, they would not constitute a significant subsidiary of Leucadia. More detailed information will be supplied upon request. In addition, inactive companies are not included on this list.

Item 27.     Number of Contract Owners

As of December 31, 1996, there were 8,997 owners of the flexible premium variable deferred annuity, of which 8,833 were Non-qualified and 164 were Qualified, issued by the Variable Account. As of December 31, 1996, there were 129 owners of the single premium variable deferred annuity, of which 99 were Non-qualified and 30 were Qualified, issued by the Variable Account.

Item 28.     Indemnification

Currently, there are no provisions or arrangements for indemnification of any individual either by the Registrant or by Charter pursuant to its Articles of Incorporation or By-Laws. However, Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interest of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity.
A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the Articles of Incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person whose action was finally adjudged to have been knowingly fraudulent, deliberately dishonest of the result of willful misconduct.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers, and controlling persons of Charter pursuant to the foregoing statute, or otherwise, Charter has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Charter of expenses incurred or paid by a director, officer or controlling person of Charter in successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Charter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

CNL is the principal underwriter of the Variable Account. CNL is also the principal underwriter for the Charter National Variable Account, a separate account of Charter formed in connection with the distribution of variable life insurance policies issued by Charter. The directors and officers of CNL are as follows:

Name and Principal                Positions and Offices
Business Address*                 with Underwriter

Richard G. Petitt                 Chairman and Director
Colonial Penn Life Insurance Co.
399 Market Street
Philadelphia, PA  19181

Allen S. Miller                   President and Director

Gregory R. Barstead               Executive Vice President, Treasurer and
Colonial Penn Life Insurance Co.  Director
399 Market Street
Philadelphia, PA  19181

Karen M. Henneberg                Vice President and Secretary
Colonial Penn Life Insurance Co.
399 Market Street
Philadelphia, PA  19181

Elizabeth A. Clifford             Senior Vice President and Controller
Colonial Penn Life Insurance Co.
399 Market Street
Philadelphia, PA  19181

Ronald L. Stitt                   Assistant Secretary
Colonial Penn Life Insurance Co.
399 Market Street
Philadelphia, PA  19181

Kathleen A. Urbanowicz            Vice President and Assistant Secretary

Name and Principal                Positions and Offices
Business Address*                 with Underwriter

Alexis M. Berg                    Director
Colonial Penn Life Insurance Co.
399 Market Street
Philadelphia, PA  19181

* The principal business address of each person listed, unless otherwise indicated, is Charter National Life Insurance Company, 8301 Maryland Avenue, St. Louis, Missouri 63105.

Item 30.    Location of Accounts and Records

All financial accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Charter at its Philadelphia Office. All Contract Owner accounts and documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Charter at its Home Office.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

Charter National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Charter National Life Insurance Company.

                                SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Philadelphia and the State of Pennsylvania, on the 22nd day of April, 1997.


                                  Charter National Variable Annuity Account
                                               (Registrant)


(Seal)                            Charter National Life Insurance Company
                                               (Depositor)


Attest: /S/ Alexis M. Berg        By: /S/ Karen M. Henneberg
       Alexis M. Berg                Karen M. Henneberg
       Vice President,               Assistant Vice President, Compliance
       General Counsel,
       Corporate Secretary
       & Director


     As required by the Securities Act of 1933 this amended Registration Statement has been signed by the following persons in their capacities on the dates indicated.

Signature                    Title                               Date


*________________________    Chairman of the Board               _______
Richard G. Petitt            and Director
                             (Chief Executive Officer)

*________________________    President and Director              _______
Gregory R. Barstead          (Chief Operating Officer)

*________________________    Director                            _______
Ian M. Cumming


*________________________    Senior Vice President, Controller,  _______
Elizabeth A. Clifford        Treasurer and Director


*________________________    Senior Vice President               _______
Timothy C. Sentner

Signature                    Title                               Date



*________________________    Senior Vice President and           _______
David L. Baxter              Chief Actuary


*________________________    Director and Assistant              _______
Ruth Klindtworth             Secretary


*________________________    Director                            _______
Jesse C. Nichols III


*________________________    Vice President                      _______
Mark Hornstein


*________________________    Director                            _______
Joseph S. Steinberg


*________________________    Vice President                      _______
A. Sales Miller


*________________________    Director                            _______
Joseph A. Orlando


*________________________    Director                            _______
  Henry H. Wulsin



 *Pursuant to Power of Attorney


(Seal)                              Date:  April 22, 1997


Attest: /S/ Alexis M. Berg          By: /S/Karen M. Henneberg
       Alexis M. Berg                  Karen M. Henneberg
       Vice President,                 Assistant Vice President, Compliance
       General Counsel,
       Corporate Secretary
       & Director